UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

The Prudential Investment Portfolios, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 9/30/2009

Date of reporting period: 3/31/2009

Item 1 –	Reports to Stockholders

MARCH 31, 2009	SEMIANNUAL REPORT

Dryden Active Allocation Fund

FUND TYPE

Balanced/allocation

OBJECTIVE

Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Dryden Active Allocation Fund

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Active Allocation Fund is income and long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.30%; Class B, 2.00%; Class C, 2.00%; Class L, 1.50%; Class M, 2.00%; Class R, 1.75%; Class X, 2.00%; Class Z, 1.00%. Net operating expenses apply to: Class A, 1.30%; Class B, 2.00%; Class C, 2.00%; Class L, 1.50%; Class M, 2.00%; Class R, 1.50%; Class X, 2.00%; Class Z, 1.00%, after contractual reduction through 1/31/2010 for Class R shares.

Cumulative Total Returns as of 3/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–20.74%	–27.84%	–11.38%	2.99%	—
Class B	–21.01	–28.35	–14.61	–4.20	—
Class C	–20.92	–28.26	–14.51	–4.09	—
Class L	–20.82	–27.97	N/A	N/A	–31.52% (3/26/07)
Class M	–20.92	–28.26	N/A	N/A	–32.16 (3/26/07)
Class R	–20.82	–27.97	N/A	N/A	–18.09 (12/17/04)
Class X	–21.01	–28.35	N/A	N/A	–32.24 (3/26/07)
Class Z	–20.56	–27.57	–10.23	6.05	—
Customized Blend Index[2]	–16.78	–22.39	–4.11	9.28	**
Barclays Capital U.S. Aggregate Bond Index[3]	4.70	3.13	22.41	74.04	***
S&P 500 Index[4]	–30.52	–38.06	–21.64	–26.23	****
Lipper Average[5]	–21.51	–29.69	–11.30	1.75	*****

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Average Annual Total Returns[6] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–31.81%	–3.49%	–0.27%	—
Class B	–31.85	–3.26	–0.43	—
Class C	–28.97	–3.09	–0.42	—
Class L	–32.11	N/A	N/A	–19.51% (3/26/07)
Class M	–32.47	N/A	N/A	–18.97 (3/26/07)
Class R	–27.97	N/A	N/A	–4.55 (12/17/04)
Class X	–32.55	N/A	N/A	–19.01 (3/26/07)
Class Z	–27.57	–2.14	0.59	—
Customized Blend Index[2]	–22.39	–0.84	0.89	**
Barclays Capital U.S. Aggregate Bond Index[3]	3.13	4.13	5.70	***
S&P 500 Index[4]	–38.06	–4.76	–3.00	****
Lipper Average[5]	–29.69	–2.45	0.01	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchasers (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the Customized Blend Index, Barclays Capital U.S. Aggregate Bond Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Customized Blend Index is made up of the S&P 500 Index (57.5%), the Barclays Capital U.S. Aggregate Bond Index (40.0%), and the T-Bill 3-Month Blend (2.5%).

3The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed.

4The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

5The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	3

Your Fund’s Performance (continued)

noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Customized Blend Index Closest Month-End to Inception cumulative total returns are –9.45% for Class R; and –22.20% for Class L, Class M, and Class X. Customized Blend Index Closest Month-End to Inception average annual total returns are –2.31% for Class R; and –11.80% for Class L, Class M, and Class X.

***Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 20.44% for Class R; and 11.03% for Class L, Class M, and Class X. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 4.47% for Class R; and 5.37% for Class L, Class M, and Class X.

****S&P 500 Index Closest Month-End to Inception cumulative total returns are –28.13% for Class R; and –41.21% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns are –7.48% for Class R; and –23.32% for Class L, Class M, and Class X.

*****Lipper Average Closest Month-End to Inception cumulative total returns are –17.18% for Class R; and –31.25% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns are –4.42% for Class R; and –17.19% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the Customized Blend Index, the Barclays Capital U.S. Aggregate Bond Index, and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/09
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.6%
Microsoft Corp., Software	1.4
Procter & Gamble Co., Household Products	1.2
Chevron Corp., Oil, Gas & Consumable Fuels	1.2
General Electric Co., Industrial Conglomerates	1.1

Holdings reflect only long-term equity investments and are subject to change.

Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/09
Oil, Gas & Consumable Fuels	6.5%
Pharmaceuticals	4.8
Computers & Peripherals	3.3
Software	2.5
Diversified Telecommunication Services	2.3

Industry weightings reflect only long-term equity investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2008, at the beginning of the period, and held through the six-month period ended March 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	5

Fees and Expenses (continued)

Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Active Allocation Fund		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$792.60	1.28%	$5.72
	Hypothetical	$1,000.00	$1,018.55	1.28%	$6.44

Class B	Actual	$1,000.00	$789.90	1.98%	$8.84
	Hypothetical	$1,000.00	$1,015.06	1.98%	$9.95

Class C	Actual	$1,000.00	$790.80	1.98%	$8.84
	Hypothetical	$1,000.00	$1,015.06	1.98%	$9.95

Class L	Actual	$1,000.00	$791.80	1.48%	$6.61
	Hypothetical	$1,000.00	$1,017.55	1.48%	$7.44

Class M	Actual	$1,000.00	$790.80	1.98%	$8.84
	Hypothetical	$1,000.00	$1,015.06	1.98%	$9.95

Class R	Actual	$1,000.00	$791.80	1.48%	$6.61
	Hypothetical	$1,000.00	$1,017.55	1.48%	$7.44

Class X	Actual	$1,000.00	$789.90	1.98%	$8.84
	Hypothetical	$1,000.00	$1,015.06	1.98%	$9.95

Class Z	Actual	$1,000.00	$794.40	0.98%	$4.38
	Hypothetical	$1,000.00	$1,020.04	0.98%	$4.94

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.0%
COMMON STOCKS 56.4%

Aerospace & Defense 1.9%
3,400	American Science & Engineering, Inc.	$189,720
31,054	Boeing Co.	1,104,901
31,400	General Dynamics Corp.	1,305,926
6,500	Ladish Co., Inc.(a)	47,190
10,600	Lockheed Martin Corp.	731,718
31,000	Northrop Grumman Corp.	1,352,840
40,000	Raytheon Co.	1,557,600
14,900	United Technologies Corp.	640,402

		6,930,297

Air Freight & Logistics 0.2%
1,400	CH Robinson Worldwide, Inc.	63,854
2,700	Dynamex, Inc.(a)	35,316
6,200	FedEx Corp.	275,838
9,900	United Parcel Service, Inc., Class B(g)	487,278

		862,286

Auto Components
7,000	Johnson Controls, Inc.(g)	84,000

Beverages 1.2%
43,220	Coca-Cola Co. (The)	1,899,519
49,300	Dr. Pepper Snapple Group, Inc.(a)	833,663
8,600	PepsiAmericas, Inc.	148,350
26,900	PepsiCo, Inc.	1,384,812

		4,266,344

Biotechnology 1.1%
49,200	Amgen, Inc.(a)(g)	2,436,384
21,700	Biogen Idec, Inc.(a)	1,137,514
21,200	Enzon Pharmaceuticals, Inc.(a)(g)	128,684
4,300	Gilead Sciences, Inc.(a)	199,176
4,800	Martek Biosciences Corp.(g)	87,600

		3,989,358

Capital Markets 1.2%
32,300	Ameriprise Financial, Inc.	661,827
3,400	Ares Capital Corp.	16,456
23,700	Bank of New York Mellon Corp. (The)	669,525

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	7

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
15,815	Goldman Sachs Group, Inc. (The)	$1,676,706
16,672	Hercules Technology Growth Capital, Inc.	83,360
40,162	Morgan Stanley(g)	914,489
5,900	State Street Corp.(g)	181,602

		4,203,965

Chemicals 0.9%
82,100	Ashland, Inc.	848,093
45,900	Dow Chemical Co. (The)	386,937
3,500	Eastman Chemical Co.	93,800
4,700	Koppers, Inc.	68,244
10,900	Monsanto Co.	905,790
45,400	Nalco Holdings Co.(g)	593,378
35,500	Rockwood Holdings, Inc.(a)	281,870

		3,178,112

Commercial Banks 1.1%
23,100	BB&T Corp.(g)	390,852
2,800	MainSource Financial Group, Inc.	22,512
29,500	PNC Financial Services Group, Inc.(g)	864,055
33,200	Regions Financial Corp.	141,432
61,108	U.S. Bancorp.	892,788
13,400	Webster Financial Corp.	56,950
123,441	Wells Fargo & Co.(g)	1,757,800

		4,126,389

Commercial Services & Supplies 0.1%
27,300	Deluxe Corp.	262,899
30	Matsuda Sangyo Co. Ltd. (Japan)	342
8,800	R.R. Donnelley & Sons Co.	64,504
2,600	Waste Management, Inc.	66,560

		394,305

Communications Equipment 1.3%
4,700	BigBand Networks, Inc.(a)	30,785
176,466	Cisco Systems, Inc.(a)	2,959,335
2,400	EchoStar Corp.(a)	35,592
7,500	F5 Networks, Inc.(a)	157,125
21,800	InterDigital, Inc.(a)(g)	562,876
21,700	QUALCOMM, Inc.	844,347

		4,590,060

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals 3.3%
24,500	Apple, Inc.(a)	$2,575,440
153,900	Dell, Inc.(a)	1,458,972
70,700	EMC Corp.(a)	805,980
85,411	Hewlett-Packard Co.	2,738,277
37,241	International Business Machines Corp.	3,608,280
9,100	Lexmark International, Inc., Class A(a)	153,517
14,200	QLogic Corp.(a)	157,904
21,500	Synaptics, Inc.(a)(g)	575,340

		12,073,710

Construction & Engineering 0.3%
13,700	Fluor Corp.(g)	473,335
19,700	Jacobs Engineering Group, Inc.(a)(g)	761,602

		1,234,937

Consumer Finance
4,600	World Acceptance Corp.(a)	78,660

Containers & Packaging 0.1%
4,300	Owens-Illinois, Inc.(a)	62,092
18,200	Pactiv Corp.(a)	265,538

		327,630

Distributors 0.1%
1,200	Core-Mark Holding Co., Inc.(a)	21,864
8,200	Genuine Parts Co.	244,852

		266,716

Diversified Consumer Services 0.5%
17,600	Apollo Group, Inc., Class A(a)(g)	1,378,608
2,700	Grand Canyon Education, Inc.(a)(g)	46,602
16,600	H&R Block, Inc.	301,954
4,500	Jackson Hewitt Tax Service, Inc.	23,490
5,300	Steiner Leisure Ltd.(a)	129,373

		1,880,027

Diversified Financial Services 1.5%
244,845	Bank of America Corp.	1,669,843
156,557	Citigroup, Inc.(g)	396,089

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	9

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
8,700	Compass Diversified Holdings	$77,604
4,000	Fifth Street Finance Corp.	30,960
89,730	JPMorgan Chase & Co.	2,385,024
36,100	PHH Corp.(a)(g)	507,205
5,600	Pico Holdings, Inc.(a)	168,392

		5,235,117

Diversified Telecommunication Services 2.3%
150,410	AT&T, Inc.	3,790,332
19,300	CenturyTel, Inc.(g)	542,716
10,700	NTELOS Holdings Corp.	194,098
100,150	Verizon Communications, Inc.	3,024,530
99,900	Windstream Corp.	805,194

		8,356,870

Electric Utilities 1.4%
40,900	American Electric Power Co., Inc.	1,033,134
9,000	Duke Energy Corp.	128,880
2,300	Edison International	66,263
26,200	El Paso Electric Co.(a)	369,158
7,700	Entergy Corp.	524,293
14,400	Exelon Corp.	653,616
30,100	FirstEnergy Corp.	1,161,860
3,000	Hawaiian Electric Industries, Inc.	41,220
77,100	Pepco Holdings, Inc.	962,208
9,600	PPL Corp.	275,616

		5,216,248

Electrical Equipment 0.6%
9,700	Acuity Brands, Inc.	218,638
55,500	Emerson Electric Co.	1,586,190
9,100	Polypore International, Inc.(a)	36,582
17,000	Thomas & Betts Corp.(a)	425,340

		2,266,750

Electronic Equipment & Instruments
13,700	Tyco Electronics Ltd. (Bermuda)	151,248

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services 0.7%
3,700	Diamond Offshore Drilling, Inc.	$232,582
5,400	ENSCO International, Inc.	142,560
28,663	Halliburton Co.	443,417
7,000	Matrix Service Co.(a)	57,540
9,800	Noble Corp.	236,082
31,600	Schlumberger Ltd.	1,283,592

		2,395,773

Food & Staples Retailing 1.5%
4,500	CVS Caremark Corp.	123,705
43,498	Kroger Co. (The)	923,028
1,800	Pantry, Inc. (The)(a)	31,698
60,178	Safeway, Inc.	1,214,994
10,200	Spartan Stores, Inc.	157,182
7,900	SUPERVALU, Inc.	112,812
5,200	SYSCO Corp.	118,560
55,300	Wal-Mart Stores, Inc.	2,881,129
1,000	Weis Markets, Inc.	31,040

		5,594,148

Food Products 1.5%
53,400	Archer-Daniels-Midland Co.	1,483,452
32,400	Chiquita Brands International, Inc.(a)	214,812
46,500	ConAgra Foods, Inc.	784,455
14,400	Del Monte Foods Co.	104,976
22,800	General Mills, Inc.	1,137,264
1,200	Kellogg Co.	43,956
36,200	Kraft Foods, Inc.	806,898
88,800	Sara Lee Corp.	717,504

		5,293,317

Gas Utilities 0.1%
17,600	Oneok, Inc.	398,288

Health Care Equipment & Supplies 1.8%
34,900	American Medical Systems Holdings, Inc.(a)(g)	389,135
5,600	Baxter International, Inc.	286,832
15,223	Becton Dickinson & Co.	1,023,595
1,700	C.R. Bard, Inc.	135,524
4,000	Cantel Medical Corp.(a)	51,480

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	11

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
14,600	Covidien Ltd.	$485,304
9,900	Gen-Probe, Inc.(a)	451,242
16,700	Hospira, Inc.(a)	515,362
8,000	Invacare Corp.	128,240
9,800	Masimo Corp.(a)	284,004
65,400	Medtronic, Inc.	1,927,338
1,000	ResMed Inc.(a)	35,340
15,100	STERIS Corp.	351,528
3,400	Synovis Life Technologies, Inc.(a)	47,056
7,500	Varian Medical Systems, Inc.(a)(g)	228,300
1,900	VNUS Medical Technologies, Inc.(a)	40,413

		6,380,693

Health Care Providers & Services 1.4%
45,000	Coventry Health Care, Inc.(a)	582,300
28,400	Express Scripts, Inc.(a)	1,311,228
24,600	Humana, Inc.(a)	641,568
3,100	Kindred Healthcare, Inc.(a)	46,345
17,300	Medco Health Solutions, Inc.(a)	715,182
11,800	Quest Diagnostics, Inc.(g)	560,264
30,600	UnitedHealth Group, Inc.	640,458
13,900	WellPoint, Inc.(a)	527,783

		5,025,128

Hotels, Restaurants & Leisure 1.3%
7,300	Ameristar Casinos, Inc.	91,834
24,100	Carnival Corp.(g)	520,560
22,700	Landry’s Restaurants, Inc.(g)	118,494
31,768	McDonald’s Corp.	1,733,580
18,300	Panera Bread Co., Class A(a)(g)	1,022,970
24,500	Royal Caribbean Cruises Ltd.	196,245
31,100	Yum! Brands, Inc.	854,628

		4,538,311

Household Durables 0.4%
14,800	American Greetings Corp.	74,888
10,900	Blyth, Inc.	284,817
83,100	Leggett & Platt, Inc.	1,079,469

		1,439,174

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Products 2.0%
2,500	Clorox Co.(g)	$128,700
29,967	Colgate-Palmolive Co.	1,767,454
19,400	Kimberly-Clark Corp.	894,534
94,175	Procter & Gamble Co.	4,434,700

		7,225,388

Independent Power Producers & Energy Traders 0.3%
136,600	AES Corp. (The)(a)(g)	793,646
15,000	Mirant Corp.(a)	171,000
6,300	NRG Energy, Inc.(a)	110,880

		1,075,526

Industrial Conglomerates 1.4%
20,300	3M Co.	1,009,316
399,050	General Electric Co.	4,034,396

		5,043,712

Insurance 1.6%
38,100	Aflac Inc.	737,616
40,400	Allstate Corp. (The)	773,660
21,600	Assurant, Inc.	470,448
12,700	Chubb Corp. (The)	537,464
2,300	CNA Financial Corp.(a)	21,068
16,900	Delphi Financial Group, Inc.	227,474
6,300	Hartford Financial Services Group, Inc.	49,455
37,900	MetLife, Inc.(g)	862,983
23,800	Principal Financial Group, Inc. (The)(g)	194,684
16,300	Protective Life Corp.	85,575
7,400	SeaBright Insurance Holdings, Inc.(a)	77,404
22,300	StanCorp Financial Group, Inc.	507,994
14,600	Travelers Cos., Inc. (The)	593,344
3,700	United America Indemnity Ltd., Class A (Cayman Islands)(a)	14,874
49,300	UnumProvident Corp.	616,250

		5,770,293

Internet Software & Services 0.8%
56,400	EarthLink, Inc.(a)(g)	370,548
54,363	eBay, Inc.(a)	682,799
5,200	Google, Inc., Class A(a)	1,809,912

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	13

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
3,500	Keynote Systems, Inc.(a)	$27,755
11,500	Valueclick, Inc.(a)	97,865

		2,988,879

IT Services 1.0%
18,966	Accenture Ltd., Class A (Bermuda)	521,375
23,500	Acxiom Corp.	173,900
11,200	Automatic Data Processing, Inc.(g)	393,792
63,700	Convergys Corp.(a)	514,696
800	Hewitt Associates, Inc., Class A(a)	23,808
8,000	MasterCard, Inc., Class A(a)	1,339,840
8,200	RightNow Technologies, Inc.(a)	62,074
12,300	Visa, Inc., Class A(g)	683,880

		3,713,365

Leisure Equipment & Products 0.1%
2,700	Hasbro, Inc.	67,689
7,900	JAKKS Pacific, Inc.(a)	97,565
35,200	Smith & Wesson Holding Corp.(a)(g)	211,904

		377,158

Machinery 0.5%
14,900	Colfax Corp.(a)	102,363
4,800	Columbus McKinnon Corp. New York(a)	41,856
21,200	Cummins, Inc.	539,540
10,600	ITT Corp.	407,782
21,800	Pall Corp.(g)	445,374
10,200	Titan International, Inc.	51,306

		1,588,221

Media 0.9%
34,450	CBS Corp., Class B	132,288
27,800	Comcast Corp., Class A(a)	379,192
46,000	DIRECTV Group, Inc. (The)(a)(g)	1,048,340
19,000	Dish Network Corp.(a)	211,090
4,200	Meredith Corp.(g)	69,888
16,000	News Corp., Class A	105,920
1,950	Time Warner Cable, Inc.(g)	48,348
7,767	Time Warner, Inc.	149,897
64,575	Walt Disney Co. (The)	1,172,682

		3,317,645

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining 0.5%
5,000	A.M. Castle & Co.	$44,600
54,900	Commercial Metals Co.	634,095
4,100	Kaiser Aluminum Corp.	94,792
7,300	Newmont Mining Corp.	326,748
12,900	Steel Dynamics, Inc.	113,649
83,100	Titanium Metals Corp.(g)	454,557

		1,668,441

Multi-line Retail 0.1%
4,500	Family Dollar Stores, Inc.	150,165
8,200	Macy’s, Inc.	72,980

		223,145

Multi-Utilities 0.8%
13,000	Ameren Corp.	301,470
12,100	CMS Energy Corp.(a)(g)	143,264
5,600	Dominion Resources, Inc.	173,544
14,000	DTE Energy Co.	387,800
14,800	Inetgrys Energy Group, Inc.	385,392
67,200	NiSource, Inc.	658,560
30,100	Public Service Enterprise Group, Inc.	887,047

		2,937,077

Office Electronics 0.2%
142,800	Xerox Corp.	649,740

Oil, Gas & Consumable Fuels 6.5%
13,500	Anadarko Petroleum Corp.	525,015
48,900	Berry Petroleum Co., Class A	535,944
63,292	Chevron Corp.	4,255,754
62,200	ConocoPhillips	2,435,752
9,000	Devon Energy Corp.	402,210
137,954	Exxon Mobil Corp.	9,394,667
19,200	Forest Oil Corp.(a)(g)	252,480
30,156	Marathon Oil Corp.	792,801
6,200	Murphy Oil Corp.	277,574
6,800	Occidental Petroleum Corp.	378,420
40,200	Peabody Energy Corp.	1,006,608
17,800	Plains Exploration & Production Co.(a)	306,694
11,700	Southwestern Energy Co.(a)	347,373

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	15

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
16,100	Sunoco, Inc.	$426,328
35,700	Tesoro Petroleum Corp.(g)	480,879
49,900	Valero Energy Corp.	893,210
37,000	Western Refining, Inc.(g)	441,780
6,300	World Fuel Services Corp.(g)	199,269

		23,352,758

Paper & Forest Products 0.1%
30,000	MeadWestvaco Corp.	359,700

Pharmaceuticals 4.8%
41,100	Abbott Laboratories	1,960,470
1,900	Allergan, Inc.	90,744
69,000	Bristol-Myers Squibb Co.	1,512,480
54,200	Eli Lilly & Co.(g)	1,810,822
35,800	Forest Laboratories, Inc.(a)	786,168
63,300	Johnson & Johnson	3,329,580
63,893	Merck & Co., Inc.(g)	1,709,138
208,368	Pfizer, Inc.	2,837,972
43,900	Schering-Plough Corp.	1,033,845
13,200	ViroPharma, Inc.(a)(g)	69,300
39,700	Warner Chilcott Ltd., Class A (Bermuda)(a)	417,644
38,600	Wyeth	1,661,344

		17,219,507

Real Estate Investment Trusts 0.2%
41,300	Brandywine Realty Trust	117,705
21,300	Duke Realty Corp.(g)	117,150
34,200	Host Marriot Corp.(g)	134,064
40,100	ProLogis(g)	260,650
3,100	SL Green Realty Corp.(g)	33,480

		663,049

Road & Rail 0.7%
4,600	Burlington Northern Santa Fe Corp.	276,690
35,900	Norfolk Southern Corp.	1,211,625
20,000	Ryder System, Inc.	566,200
12,700	Union Pacific Corp.(g)	522,097

		2,576,612

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 1.2%
9,800	DSP Group, Inc.(a)	$42,336
161,200	Intel Corp.	2,426,060
2,000	Linear Technology Corp.	45,960
18,800	LSI Logic Corp.(a)	57,152
1,800	NVE Corp.(a)(g)	51,858
9,900	Silicon Laboratories, Inc.(a)(g)	261,360
36,100	Texas Instruments, Inc.(g)	596,011
37,500	Xilinx, Inc.	718,500

		4,199,237

Software 2.5%
4,900	BMC Software, Inc.(a)	161,700
3,900	Interactive Intelligence, Inc.(a)	35,334
9,300	Manhattan Associates, Inc.(a)	161,076
30,300	McAfee, Inc.(a)(g)	1,015,050
282,513	Microsoft Corp.	5,189,764
10,100	Novell, Inc.(a)	43,026
57,500	Oracle Corp.(a)	1,039,025
90,700	Symantec Corp.(a)	1,355,058

		9,000,033

Specialty Retail 1.1%
8,900	Children’s Place Retail Stores, Inc.(a)	194,821
15,800	Gap, Inc. (The)	205,242
48,500	Home Depot, Inc.	1,142,660
87,000	Limited Brands, Inc.	756,900
4,900	Monro Muffler Brake, Inc.	133,917
37,700	TJX Cos, Inc.	966,628
16,800	Tractor Supply Co.(a)(g)	605,808

		4,005,976

Textiles, Apparel & Luxury Goods 0.1%
11,400	Coach, Inc.(a)	190,380
6,200	Polo Ralph Lauren Corp.	261,950

		452,330

Thrifts & Mortgage Finance
3,400	Flushing Financial Corp.	20,468

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	17

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Tobacco 1.0%
70,100	Altria Group, Inc.	$1,123,002
2,200	Lorillard, Inc.	135,828
32,300	Philip Morris International, Inc.	1,149,234
32,800	Reynolds American, Inc.	1,175,552

		3,583,616

Trading Companies & Distributors 0.1%
21,300	WESCO International, Inc.(a)	385,956

Water Utilities 0.1%
20,200	American Water Works Co.	388,648

	Total common stocks (cost $246,941,061)	203,564,341

PREFERRED STOCK

Banking
8,000	JPMorgan Chase Capital XXVI (cost $200,000)	160,960

RIGHTS

Units

Insurance
3,700	United America Indemnity, Ltd.(a) (cost $0)	1,734

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 10.2%

Aerospace/Defense 0.2%
Baa2	$370	BAE Systems Holdings, Inc., Gtd. Notes, 144A, 4.75%, 8/15/10	$373,803
Baa2	177	Goodrich Corp., Sr. Unsec. Notes, 6.80%, 7/01/36	165,189
A2	90	United Technologies Corp., Notes, 6.125%, 7/15/38	91,372

			630,364

Airlines 0.2%
B1	560	American Airlines, Inc., Pass-Thru Certs., Ser. 01-1, 6.817%, 5/23/11	392,000
Baa2	38	Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1, 6.703%, 6/15/21(m)	28,171
Baa1	100	Delta Air Lines, Inc., Pass-Thru Certs., 6.821%, 8/10/22	68,634
Baa1	200	Southwest Airlines Co., Sr. Unsec. Notes, 6.50%, 3/01/12	193,139

			681,944

Automotive
Baa2	55	Johnson Controls, Inc., Sr. Unsec. Notes, 5.50%, 1/15/16	40,716

Banking 1.7%
A2	430	Banco Bradesco (Cayman Islands), Sr. Sub. Notes, 8.75%, 10/24/13	490,201
B3	500	Bank of America Corp., Jr. Sub. Notes, 8.00%, 12/29/49(g)(h)	200,245
A3	355	Bank of America Corp., Sub. Notes, 5.75%, 8/15/16	232,899
A1	400	Bank One Corp., Sub. Notes, 7.875%, 8/01/10	410,774
		Bear Stearns Cos., Inc, (The), Sr. Unsec. Notes
Aa3	100	5.30%, 10/30/15	92,713
Aa3	90	6.40%, 10/02/17	87,592
Aa3	220	7.25%, 2/01/18	227,197
Ca	60	Citigroup, Inc., Jr. Sub. Notes, 8.40%, 4/29/49(g)(l)	33,908

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	19

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A3	$125	Citigroup, Inc., Sr. Unsec. Notes, 6.875%, 3/05/38	$108,979
		Citigroup, Inc., Sub. Notes,
Baa1	400	5.625%, 8/27/12	291,332
Baa1	82	5.00%, 9/15/14	54,358
Baa1	165	6.125%, 8/25/36	88,664
Aa2	290	Depfa ACS Bank (Ireland), 144A, 5.125%, 3/16/37	151,843
A2	52	Goldman Sachs Group, Inc. Sub. Notes, 6.75%, 10/01/37	35,170
		Goldman Sachs Group, Inc., Sr. Unsec. Notes,
A1	140	5.45%, 11/01/12	134,749
A1	5	5.125%, 1/15/15	4,506
		Goldman Sachs Group, Inc., Sub. Notes,
A2	10	5.625%, 1/15/17	7,790
A2	385	6.45%, 5/01/36	243,422
Baa2	495	ICICI Bank Ltd. (India), Bonds, 144A, 1.894%, 1/12/10(h)	445,500
Baa2	380	ICICI Bank Ltd. (Singapore), Notes, 144A, 5.75%, 11/16/10	357,797
A2	300	JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 4/29/49(h)	192,792
A2	125	Merrill Lynch & Co., Inc., Notes, MTN, 6.875%, 4/25/18(g)	97,762
A2	60	Merrill Lynch & Co., Inc., Sr. Unsec. Notes, 4.79%, 8/04/10	54,551
		Merrill Lynch & Co., Inc., Sr. Unsec. Notes, MTN,
A2	340	4.25%, 2/08/10(g)	320,858
A2	170	5.77%, 7/25/11	153,005
A2	125	5.00%, 1/15/15	95,985
		Morgan Stanley, Sr. Unsec. Notes,
A2	150	4.25%, 5/15/10	145,840
A2	460	5.45%, 1/09/17	402,499
A2	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 7/25/49	100,500
Aa2	140	Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes, 7.625%, 9/14/10	136,822
Aa3	450	Wachovia Bank NA., Sub. Notes, 7.80%, 8/18/10(g)	448,154

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A1	$140	Wells Fargo & Co., Sr. Unsec. Notes, 4.625%, 8/09/10	$138,248
A3	200	Wells Fargo Capital XIII, Gtd. Notes, 7.70%, 12/29/49(h)	95,263

			6,081,918

Brokerage
NR	155	Lehman Brothers Holdings, Inc., Jr. Sub. Notes, Zero, 7/19/17(n)	16
		Lehman Brothers Holdings, Inc., Sr. Unsec. Notes,
NR	345	Zero, 2/06/12(n)	43,988
NR	100	Zero, 5/02/18(n)	12,000

			56,004

Building Materials & Construction 0.2%
NR	160	American Standard, Inc., Gtd. Notes, 7.625%, 2/15/10	161,593
Baa3	300	Black & Decker Corp., Notes 8.95%, 4/15/14	296,421
B1	170	Hanson PLC (United Kingdom), Gtd. Notes, 7.875%, 9/27/10	110,500
Baa3	200	Lafarge SA (France), Sr. Unsec. Notes, 6.15%, 7/15/11	176,000

			744,514

Cable 0.3%
Baa2	55	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	60,419
		Comcast Corp., Gtd. Notes,
Baa2	110	6.50%, 11/15/35	97,159
Baa2	40	6.45%, 3/15/37	34,946
Baa2	20	6.95%, 8/15/37	18,624
		Cox Communications, Inc., Sr. Unsec. Notes,
Baa3	270	7.875%, 8/15/09	273,635
Baa3	185	6.75%, 3/15/11	184,845
Baa2	590	Time Warner Cable, Inc., Gtd. Notes, 5.40%, 7/02/12(g)	569,908

			1,239,536

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	21

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods 0.1%
A2	$50	Caterpillar Financial Services Corp., Sr. Unsec. Notes, MTN, 5.50%, 3/15/16	$44,780
		Erac USA Finance Co., Gtd. Notes, 144A,
Baa2	110	5.80%, 10/15/12(h)(m)(o)	85,776
		(original cost $109,915; purchase date 10/10/07)
Baa2	296	6.375%, 10/15/17(h)(m)(o)	190,596
		(original cost $295,482; purchase date 10/10/07)
Baa2	20	7.00%, 10/15/37(h)(m)(o)	11,641
		(original cost $19,827; purchase date 10/10/07 - 06/04/08)
Baa2	75	FedEx Corp., Gtd. Notes, 7.25%, 2/15/11	77,431

			410,224

Chemicals 0.1%
Baa1	135	Dow Chemical Co. (The), Sr. Unsec. Notes, 6.125%, 2/01/11	126,152
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	72,041
Ba2	100	Union Carbide Corp., Sr. Unsec. Notes 7.50%, 6/01/25	62,772

			260,965

Consumer 0.2%
A2	300	Avon Products, Inc., Sr. Unsec. Notes, 5.75%, 3/01/18	292,042
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec. Notes, 6.25%, 4/15/18	250,822
Baa3	195	Whirlpool Corp., Sr. Unsec. Notes, 6.125%, 6/15/11	176,065

			718,929

Electric 1.1%
Baa2	125	Appalachian Power Co., Sr. Unsec. Notes, 4.40%, 6/01/10	123,868
		Arizona Public Services Co., Sr. Unsec. Notes,
Baa2	320	6.375%, 10/15/11	315,724
Baa2	35	6.25%, 8/01/16	30,876

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa2	$115	Baltimore Gas & Electric Co., Sr. Unsec. Notes, 6.35%, 10/01/36	$88,175
A2	105	Carolina Power & Light Co., First Mtge. Bonds, 5.25%, 12/15/15	107,455
		CenterPoint Energy Houston Electric LLC, Gen. Refi. Mtge.,
Baa2	160	5.70%, 3/15/13	162,944
Baa2	120	6.95%, 3/15/33	108,769
A1	30	Consolidated Edison Co of New York, Inc., Sr. Unsec. Notes, 6.75%, 4/01/38(b)	29,365
Baa1	65	Consumers Energy Co., First Mtge. Bonds, Ser. B, 5.375%, 4/15/13	64,992
Baa2	70	Dominion Resources, Inc., Sr. Unsec. Notes, 4.75%, 12/15/10	70,498
Baa2	190	Dominion Resources, Inc., Sr. Unsec. Notes, Ser. D, 5.125%, 12/15/09	191,177
A2	55	Duke Energy Carolinas LLC, First. Mtge., 6.05%, 4/15/38	55,224
A2	170	E.ON International Finance BV (Netherlands), Bonds, 144A 6.65%, 4/30/38	163,247
Baa2	135	El Paso Electric Co., Sr. Unsec. Notes, 6.00%, 5/15/35	93,795
Baa3	220	Empresa Nacional de Electricidad SA (Chile), Unsec. Notes, Ser. B, 8.50%, 4/01/09	220,014
Baa2	30	Energy East Corp., Sr. Unsec. Notes, 6.75%, 9/15/33	21,002
Baa1	30	Exelon Corp., Sr. Unsec. Notes, 4.90%, 6/15/15	25,472
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.95%, 10/01/33	60,619
A2	170	Georgia Power Co., Sr. Unsub. Notes, Ser. B, 5.70%, 6/01/17	175,741
Baa2	90	Indiana Michigan Power Co., Sr. Unsec. Notes, Ser. INDF, 5.05%, 11/15/14	80,278
Baa1	115	Midamerican Energy Holdings Co., Sr. Unsec. Notes, 5.95%, 5/15/37	99,354
Baa1	75	Midamerican Energy Holdings Co., Sr. Unsec. Notes, 5.75%, 4/01/18	73,782

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	23

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
A2	$35	National Rural Utilities Cooperative Finance Corp., Sr. Unsec. Notes, 7.25%, 3/01/12	$36,360
Baa3	280	Nevada Power Co., Mortgage Backed Notes, 6.50%, 5/15/18	268,185
		NiSource Finance Corp., Gtd. Notes,
Baa3	55	5.25%, 9/15/17	40,998
Baa3	70	5.45%, 9/15/20	51,291
A1	110	NSTAR Electric Co., Sr. Unsec. Notes 4.875%, 4/15/14	114,714
Baa3	120	Oncor Electric Delivery Co., Sr. Sec. Notes, 7.00%, 9/01/22	111,903
A3	295	Pacific Gas & Electric Co., First Mtge., Sr. Unsec. Notes 6.05%, 3/01/34	288,670
A3	400	PPL Electric Utilities Corp., Sr. Sec. Notes, 6.25%, 8/15/09	403,485
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec. Notes, 7.95%, 5/15/18	48,263
A3	125	Public Service Electric & Gas Co., First Mtge., Sec. Notes, MTN, 5.80%, 5/01/37	119,660
A2	100	Southern California Edison Co., First Mtge. Bonds, 4.65%, 4/01/15	99,298
		Xcel Energy, Inc., Sr. Unsec. Notes,
Baa1	36	5.613%, 4/01/17	34,063
Baa1	95	6.50%, 7/01/36	84,323

			4,063,584

Energy - Integrated 0.1%
A1	36	ConocoPhillips Holding Co., Sr. Unsec. Notes, 6.95%, 4/15/29	35,845
Baa2	295	TNK-BP Finance SA (Luxembourg), Gtd. Private Placement, Gtd. Notes, 144A, 7.50%, 7/18/16(h)(m)(o) (original cost $305,226, purchase date 07/13/06 - 02/07/07)	213,875

			249,720

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other 0.2%
Baa1	$71	Devon Financing Corp., ULC, Gtd. Notes, 7.875%, 9/30/31	$72,548
A2	30	Halliburton Co., Sr. Unsec. Notes, 5.50%, 10/15/10	31,177
Baa3	25	Nexen, Inc. (Canada), Sr. Unsec. Notes, 6.40%, 5/15/37	17,732
Ba1	330	Pioneer Natural Resource Co., Sr. Unsec. Notes 6.875%, 5/01/18	242,554
Baa1	55	Western Oil Sands, Inc. (Canada), Sr. Sec. Notes, 8.375%, 5/01/12	57,549
Baa1	265	Woodside Petroleum Ltd. (Australia), Gtd. Notes, 144A, 5.00%, 11/15/13	265,236
Baa2	135	XTO Energy, Inc., Sr. Unsec. Notes, 6.25%, 8/01/17	131,658

			818,454

Foods 0.2%
Baa2	150	Anheuser-Busch, Inc. Gtd. Notes, 144A 8.20%, 1/15/39	147,185
Baa2	215	Bunge Ltd., Gtd. Notes, 5.35%, 4/15/14	179,438
A2	150	Cargill, Inc., Sr. Unsec. Notes, 144A, 6.00%, 11/27/17	140,928
Baa2	81	ConAgra Foods, Inc., Sr. Unsec. Notes, 7.875%, 9/15/10	85,507
Baa3	110	Delhaize Group (Belgium), Sr. Unsec. Notes, 6.50%, 6/15/17	106,332
Baa2	35	Kroger Co. (The), Gtd. Notes, 6.80%, 4/01/11	36,978
Baa3	35	Tricon Global Restaurants, Inc., Sr. Unsec. Notes, 8.875%, 4/15/11	37,341
Ba3	150	Tyson Foods, Inc., Gtd. Notes, 7.85%, 4/01/16	129,224

			862,933

Foreign Government 0.1%
A1	390	DP World Ltd., Bonds, 144A, 6.85%, 7/02/37	186,595

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	25

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foreign Government (cont’d.)
Baa1	$460	RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec. Notes, 144A, 6.299%, 5/15/17	$318,366

			504,961

Gaming
Ca	150	Harrah’s Operating Co., Inc., Gtd. Notes, 5.50%, 7/01/10	56,250

Health Care & Pharmaceutical 0.5%
Baa3	200	AmerisourceBergen Corp., Gtd. Notes, 5.625%, 9/15/12	197,322
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes, 6.45%, 9/15/37	114,101
Baa2	110	Cardinal Health, Inc., Sr. Unsec. Notes, 5.50%, 6/15/13	106,079
A1	60	Genentech, Inc., Sr. Unsec. Notes, 4.75%, 7/15/15	59,969
A1	220	GlaxoSmithKline Capital, Inc., Gtd. Notes, 6.375%, 5/15/38(b)	222,169
B2	500	HCA, Inc., Sr. Sec. Notes, 9.25%, 11/15/16	455,000
Baa3	250	Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 5.625%, 12/15/15	221,288
		Merck & Co., Inc., Sr. Unsec. Notes,
Aa3	30	5.95%, 12/01/28	29,428
Aa3	30	5.75%, 11/15/36	28,527
		Schering-Plough Corp., Sr. Unsec. Notes,
Baa1	194	6.00%, 9/15/17	200,003
Baa1	70	6.55%, 9/15/37	71,179
Baa2	30	Teva Pharmaceutical Finance LLC, Gtd. Notes, 6.15%, 2/01/36	27,675
A3	200	Wyeth, Sr. Unsec. Notes, 5.95%, 4/01/37	188,347
		Wyeth, Unsub. Sr. Unsec. Notes,
A3	35	5.50%, 2/01/14	36,765
A3	10	6.45%, 2/01/24	10,200

			1,968,052

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Health Care Insurance 0.4%
		Aetna, Inc., Sr. Unsub. Notes,
A3	$80	5.75%, 6/15/11	$79,107
A3	110	6.625%, 6/15/36	90,757
Baa2	140	Cigna Corp., Sr. Unsec. Notes, 6.15%, 11/15/36	98,314
Ba1	540	Coventry Health Care, Inc., Sr. Unsec. Notes, 6.125%, 1/15/15	354,491
		UnitedHealth Group, Inc., Sr. Unsec. Notes,
Baa1	290	5.25%, 3/15/11	292,481
Baa1	60	6.00%, 6/15/17	55,802
Baa1	100	6.50%, 6/15/37	83,096
Baa1	80	6.625%, 11/15/37	66,392
Baa1	170	WellPoint, Inc., Sr. Unsec. Notes, 5.00%, 12/15/14	164,043

			1,284,483

Insurance 0.5%
A3	200	Allstate Corp. (The), Sr. Sec. Notes, 7.20%, 12/01/09	198,301
A3	260	American International Group, Inc., Sr. Unsec. Notes, 4.25%, 5/15/13	105,119
A3	540	American International Group, Inc., Sr. Unsec. Notes, MTN, 5.85%, 1/16/18	211,412
A3	35	AXA SA (France), Sub. Notes, 8.60%, 12/15/30	24,681
Aaa	95	Berkshire Hathaway Finance Corp., Gtd. Notes, 4.75%, 5/15/12	97,535
A2	310	Chubb Corp., Sr. Unsec. Notes, 6.00%, 11/15/11	316,293
Baa3	90	Hartford Financial Services Group, Inc., Sr. Unsec. Notes 6.00%, 1/15/19	50,956
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.00%, 3/15/34	109,729
Baa1	110	Lincoln National Corp., Sr. Unsec. Notes, 6.30%, 10/09/37	47,162
Baa2	50	Marsh & Mclennan Cos., Inc., Sr. Unsec. Notes, 5.15%, 9/15/10	48,751

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	27

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
		MetLife, Inc., Sr. Unsec. Notes,
A2	$70	6.125%, 12/01/11	$69,385
A2	15	6.375%, 6/15/34	11,316
A2	205	5.70%, 6/15/35	141,619
A2	140	St. Paul Travelers Cos., Inc., (The), Sr. Unsec. Notes, 6.75%, 6/20/36	135,181
		W.R. Berkley Corp., Sr. Unsec. Notes,
Baa2	110	5.60%, 5/15/15	89,806
Baa2	90	6.15%, 8/15/19	67,358
Baa2	15	XL Capital Ltd. (Cayman Islands), Sr. Unsec. Notes, 5.25%, 9/15/14	9,829

			1,734,433

Lodging 0.2%
		Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes,
Ba1	300	6.25%, 2/15/13	231,000
Ba1	500	6.75%, 5/15/18	330,000

			561,000

Media & Entertainment 0.2%
Baa1	125	News America, Inc., Gtd. Notes, 7.625%, 11/30/28	107,565
		Time Warner, Inc., Gtd. Notes,
Baa2	225	6.75%, 4/15/11	228,359
Baa2	160	7.25%, 10/15/17	151,861
Baa2	100	Time Warner, Inc., Sr. Unsec. Notes, 9.15%, 2/01/23	99,436
Baa3	135	Viacom, Inc., Sr. Unsec. Notes, 6.875%, 4/30/36	98,497
Baa3	70	Viacom, Inc., Sr. Unsec’d. Notes 6.75%, 10/05/37	49,539

			735,257

Metals 0.3%
		Alcan, Inc. (Canada), Sr. Unsec. Notes,
BBB(d)	70	4.50%, 5/15/13	59,183
BBB(d)	115	5.00%, 6/01/15	91,358

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
Baa2	$385	ArcelorMittal, Sr. Unsec. Notes (Luxembourg) 5.375%, 6/01/13	$298,841
Baa1	400	Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes, 5.875%, 7/15/13	358,685
Baa2	95	Southern Copper Corp., Sr. Unsec. Notes, 7.50%, 7/27/35	68,902
Baa3	250	United States Steel Corp., Sr. Unsec. Notes, 5.65%, 6/01/13	188,793
Baa2	70	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 5.50%, 11/16/11	58,100

			1,123,862

Non Captive Finance 0.5%
A3	5	Capital One Bank, Sr. Sub. Notes, 6.50%, 6/13/13	4,433
A3	125	Capital One Financial Corp., Sr. Unsec. Notes, MTN, 5.70%, 9/15/11	112,548
Baa2	135	CIT Group Funding Co. of Canada (Canada), Gtd. Notes, 5.20%, 6/01/15	85,502
A2	280	Countrywide Financial Corp., Gtd. Notes, MTN, 5.80%, 6/07/12	243,163
		General Electric Capital Corp., Sr. Unsec. Notes, MTN,
Aa2	90	6.125%, 2/22/11	90,990
Aa2	90	5.875%, 1/14/38	64,286
A3	130	Household Finance Corp., Sr. Unsec. Notes, 4.75%, 5/15/09	129,325
A3	100	HSBC Finance Corp., Sr. Unsec. Notes, 5.70%, 6/01/11	84,881
		International Lease Finance Corp., Sr. Unsec. Notes,
Baa2	120	3.50%, 4/01/09	119,960
Baa2	400	6.375%, 3/25/13(g)	221,039
Baa2	860	SLM Corp., Sr. Unsec. Notes, MTN, 8.45%, 6/15/18	464,510

			1,620,637

Paper
Baa3	120	Plum Creek Timberlands LP, Gtd. Notes, 5.875%, 11/15/15	98,478

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	29

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other 0.5%
Baa3	$330	Atmos Energy Corp., Sr. Unsec. Notes, 4.00%, 10/15/09	$328,180
Baa3	90	CenterPoint Energy Resources Corp., Sr. Unsec. Notes, 6.25%, 2/01/37	59,537
Baa2	365	Duke Energy Field Services LLC, Sr. Unsec. Notes, 7.875%, 8/16/10	369,965
		Enterprise Products Operating LP, Gtd. Notes,
Baa3	145	4.625%, 10/15/09	144,145
Baa3	190	4.95%, 6/01/10	186,705
Baa3	35	Enterprise Products Operating LP, Gtd. Notes, Ser. B, 6.875%, 3/01/33	28,853
Baa2	85	ONEOK Partners LP, Gtd. Notes, 6.65%, 10/01/36	63,626
Baa1	15	Sempra Energy, Sr. Unsec. Notes, 6.00%, 2/01/13	15,240
Baa1	500	Spectra Energy Capital LLC, Gtd. Notes, 6.20%, 4/15/18	461,503
Baa1	45	Spectra Energy Capital LLC, Sr. Unsec. Notes, 6.25%, 2/15/13	45,003

			1,702,757

Railroads 0.2%
Baa1	135	Burlington Northern Santa Fe Corp., Sr. Unsec. Notes, 6.70%, 8/01/28	131,423
Baa3	170	CSX Corp., Sr. Unsec. Notes, 6.15%, 5/01/37	120,177
		Norfolk Southern Corp., Sr. Unsec. Notes,
Baa1	105	5.59%, 5/17/25	91,991
Baa1	4	7.80%, 5/15/27	4,190
Baa2	275	Union Pacific Corp., Sr. Unsec. Notes, 3.625%, 6/01/10	273,933

			621,714

Real Estate Investment Trusts 0.3%
Baa3	265	Brandywine Operating Partnership, Gtd. Notes, 5.75%, 4/01/12	176,577
		Post Apartment Homes LP, Sr. Unsec. Notes,
Baa3	90	5.45%, 6/01/12	79,462
Baa3	135	6.30%, 6/01/13	116,998

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
		Simon Property Group LP, Sr. Unsec. Notes,
A3	$280	5.75%, 5/01/12	$242,197
A3	500	6.125%, 5/30/18(g)	393,041

			1,008,275

Retail 0.4%
Baa2	260	CVS Caremark Corp., Sr. Unsec. Notes, 5.75%, 8/15/11	272,698
		Federated Retail Holdings, Inc., Gtd. Notes,
Baa3	45	5.35%, 3/15/12	35,323
Baa3	20	5.90%, 12/01/16	12,687
Baa1	80	Home Depot, Inc., Sr. Unsec. Notes, 5.875%, 12/16/36	56,654
Baa3	30	May Department Stores Co. (The), Gtd. Notes, 6.65%, 7/15/24	16,144
Baa2	1,000	Nordstrom, Inc., Sr. Unsec. Notes, 6.25%, 1/15/18	784,456
A2	300	Target Corp., Sr. Unsec. Notes, 7.00%, 1/15/38	281,019

			1,458,981

Technology 0.2%
Baa1	300	Computer Sciences Corp., Sr. Unsec. Notes, 144A 6.50%, 3/15/18	284,414
A2	25	Electronic Data System Corp., Sr. Unsec. Notes, 7.45%, 10/15/29	27,163
Baa2	220	Fiserv, Inc., Gtd. Notes, 6.125%, 11/20/12	217,656
Baa2	125	Intuit, Inc., Sr. Unsec. Notes, 5.40%, 3/15/12	117,787
Ba1	80	Jabil Circuit, Inc., Sr. Unsec. Notes, 5.875%, 7/15/10	76,400

			723,420

Telecommunications 1.1%
A3	115	America Movil SA de CV (Mexico), Gtd. Notes, 6.375%, 3/01/35	92,378

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	31

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
		AT&T Corp., Gtd. Notes,
A2	$115	7.30%, 11/15/11	$123,568
A2	225	8.00%, 11/15/31	244,392
A2	120	Cingular Wireless Services, Inc., Sr. Unsec. Notes, 8.125%, 5/01/12	130,825
Baa1	60	Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 8.75%, 6/15/30	64,098
		Embarq Corp., Sr. Unsec. Notes,
Baa3	80	7.082%, 6/01/16	72,000
Baa3	400	7.995%, 6/01/36	300,000
A3	75	France Telecom SA (France), Sr. Unsec. Notes, 8.50%, 3/01/31	94,560
Baa2	105	Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec. Notes, 8.00%, 10/01/10	108,628
A2	380	New Cingular Wireless Services, Inc., Sr. Unsec. Notes 8.75%, 3/01/31(b)	416,730
Baa2	555	PCCW HKT Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A, 8.00%, 11/15/11	536,531
B1	300	Qwest Capital Funding, Inc., Gtd. Notes, 7.00%, 8/03/09	299,250
Ba1	400	Qwest Corp., Sr. Unsec. Notes, 8.875%, 3/15/12	395,000
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	45	4.00%, 1/15/10	44,315
Baa2	90	5.25%, 11/15/13	80,823
Baa1	250	TELUS Corp. (Canada), Sr. Unsec. Notes, 8.00%, 6/01/11	260,229
Baa2	50	U.S. Cellular Corp., Sr. Unsec. Notes, 6.70%, 12/15/33	37,800
A3	600	Verizon Communications, Inc., Sr. Unsec. Notes, 6.10%, 4/15/18	594,411
Baa1	200	Vodafone Group PLC (United Kingdom), Sr. Unsec. Notes, 7.75%, 2/15/10	207,517

			4,103,055

Tobacco 0.2%
Baa1	190	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	206,816

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Tobacco (cont’d.)
		Altria Group, Inc., Gtd. Notes,
Baa1	$40	9.25%, 8/06/19(g)	$42,768
Baa1	25	10.20%, 2/06/39	25,538
A2	65	Philip Morris International, Inc., Sr. Unsec. Notes, 6.375%, 5/16/38	62,949
		Reynolds American, Inc., Sr. Sec. Notes,
Baa3	220	6.75%, 6/15/17	187,812
Baa3	35	7.25%, 6/15/37	25,556

			551,439

		Total corporate bonds (cost $43,804,226)	36,716,859

ASSET BACKED SECURITIES 1.2%
Aaa	2	Accredited Mortgage Loan Trust, Ser. 2006-2, Class A1, 0.56%, 9/25/36(h)	1,855
Baa1	230	American Express Credit Account Master Trust, Ser. 2004-4, Class C .144A, 1.026%, 3/15/12(h)	211,764
Baa1	12	Ser. 2004-C, Class C, 144A 1.056%, 2/15/12(h)	11,296
CCC(d)	21	Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2, 1.872%, 10/25/32(h)	1,794
A1	437	Ser. 2002-BC9, Class M1, 2.172%, 12/25/32(h)	208,456
Baa2	119	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 2.172%, 3/25/33(h)	71,559
Aa3	360	Centex Home Equity, Ser. 2005-A, Class M2, 1.022%, 1/25/35(h)	220,097
Baa2	300	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 0.95%, 2/20/15(h)	151,420
A3	148	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class A3, 5.12%, 7/25/35	125,787

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	33

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Aa2	$246	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.70%, 7/25/34	$170,262
Ba3	300	First Franklin Mortgage Loan Asset Backed Certs., Ser. 2005-FFH1, Class M2, 1.042%, 6/25/36(h)	52,285
Aa1	91	HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2, 1.035%, 1/20/35(h)	56,604
Aaa	2,400	MBNA Master Credit Card Trust, Ser. 1999-J, Class A, 7.00%, 2/15/12	2,437,008
A2	93	Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2, 2.172%, 3/25/34(h)	58,978
B3	250	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.422%, 7/25/32(h)	112,578
A2	181	Ser. 2002-NC4, Class M1, 1.797%, 9/25/32(h)	94,153
Aa2	42	Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1, 4.71%, 3/25/34(h)	19,387
A2	240	Saxon Asset Securities Trust, Ser. 2005-2, Class M2, .96%, 10/25/35(h)	47,253
Aa2	265	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 1.2869%, 2/25/34(h)	121,328
Caa1	300	Ser. 2006-FR3, Class A3, 0.77%, 5/25/36(h)	102,169

		Total asset backed securities (cost $6,170,618)	4,276,033

COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
Aaa	167	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 4.442%, 2/25/35(h)	105,347
Aaa	167	Ser. 2005-B, Class 2A1, 4.404%, 3/25/35(h)	103,323
B3	680	Bank of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.00%, 1/25/36	472,321

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Aaa	$630	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 4.933%, 2/25/37(h)	$472,327
Aaa	237	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.25%, 9/25/19	217,266
Aaa	465	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 4.068%, 7/25/35(h)	322,526
Aaa	312	Master Alternative Loan Trust, Ser. 2004-4, Class 4A1, 5.00%, 4/25/19	292,678
AAA(d)	18	Ser. 2003-8, Class 4A1, 7.00%, 12/25/33	16,250
Aaa	184	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A-3, 4.931%, 2/25/34(h)	124,516
AAA(d)	116	Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A, 5.00%, 3/25/20	93,334

		Total collateralized mortgage obligations (cost $2,976,574)	2,219,888

COMMERCIAL MORTGAGE BACKED SECURITIES 3.6%
Aaa	500	Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A 5.60%, 7/10/46	397,550
AAA(d)	400	Ser. 2003-2, Class A3, 4.873%, 3/11/41(h)	359,710
AAA(d)	1,542	Ser. 2004-1, Class XP, 0.65%, 11/10/39(h)	19,006
Aaa	200	Ser. 2004-2, Class A3, 4.05%, 11/10/38	187,439
Aaa	560	Ser. 2004-2, Class A4, 4.153%, 11/10/38	479,637
A3	430	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A, 6.47%, 11/15/33(h)	279,865
AAA(d)	3,595	Ser. 2004-T16, Class X2, 0.888%, 2/13/46	68,059

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	35

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Moody’s Rating*	Principal Amount (000)	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$350	Ser. 2005-T18, Class AAB, 4.823%, 2/13/42	$310,970
Aaa	500	Ser. 2005-T20, Class AAB, 5.135%, 10/12/42(h)	454,973
Aaa	138	Ser. 2006-BBA7, Class A1, 144A, 0.67%, 3/15/19(h)	116,817
AAA(d)	500	C.W. Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.82%, 5/15/46(h)	347,672
Aaa	740	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	615,122
AAA(d)	941	Commercial Mortgage Acceptance Corporation, Ser. 1998-C2, Class X, 1.195%, 9/15/30(h)	48,339
AAA(d)	1,732	Commercial Mortgage Pass-Through Certs., Ser. 2004-LB2A, Class X2, 144A, 1.0248%, 3/10/39(h)	25,394
Aaa	300	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, conduit 4.283%, 10/15/39	272,977
AAA(d)	1,200	Credit Suisse Mortgage Capital Certs., Ser. 2005-C5, Class A4, 5.10%, 8/15/38(h)	922,082
AAA(d)	800	Ser. 2006-C1, Class A4, 5.551%, 2/15/39(h)	648,608
AAA(d)	539	DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B, 7.62%, 6/10/33	543,595
Aaa	3,464	GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A, PACIO 0.727%, 3/10/40(h)	36,948
AAA(d)	475	GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A2, 4.471%, 5/10/43	469,352
AAA(d)	645	Ser. 2005-C1, Class A5, 4.697%, 5/10/43	498,983
Aaa	500	J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 9/12/37	376,416
Aaa	24,820	Ser. 2006-LDP6, Class X2, 0.235%, 4/15/43(h)	88,714

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Moody’s Rating*	Principal Amount (000)		Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$700		Ser. 2005-LDP5, Class A4, 5.179%, 12/15/44(h)	$539,610
Aaa	700		Ser. 2006-CB16, Class ASB, 5.523%, 5/12/45	592,019
AAA(d)	988	(i)	LB-UBS Commercial Mortgage Trust, Ser. 2003-C5, Class A2, 3.478%, 7/15/27	986
AAA(d)	800		Ser. 2004-C6, Class A5, 4.826%, 8/15/29(h)	664,211
Aaa	500		Ser. 2005-C3, Class A3 4.647%, 7/15/30	450,316
Aaa	22		Lehman Brothers Floating Rate Commercial Mortgage Trust, Ser. 2006-LLFA, Class A1, 144A, 0.64%, 9/15/21(h)	16,293
Aaa	400		Merrill Lynch Mortgage Trust, Ser. 2004-Key2, Class A3, 4.615%, 8/12/39	334,252
Aaa	430		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.91%, 6/12/46(h)	306,209
Aaa	1,500		Ser. 2007-7, Class ASB, 5.745%, 6/12/50(h)	1,176,908
Aaa	145		Morgan Stanley Capital I, Ser. 2004-HQ3, Class A2, 4.05%, 1/13/41	142,573
Aaa	1,000		Ser. 2007-HQ11, Class AAB, 5.444%, 2/12/44(h)	785,726
AAA(d)	260		Ser. 2007-T27, Class AAB, 5.65%, 6/11/42	211,815

			Total commercial mortgage backed securities (cost $15,544,705)	12,789,146

MORTGAGE BACKED SECURITIES 18.3%
			Federal Home Loan Mortgage Corp.,
	2,156		4.50%, 1/1/19 - 7/1/20	2,228,713
	2,289		5.00%, 7/1/18 - 5/1/34	2,383,080
	3,000		5.00%, TBA 30 YR(c)	3,084,374
	503		5.209%, 12/1/35	518,870
	2,953		5.50%, 12/1/33 - 10/1/37	3,071,516
	6,500		5.50%, TBA 30 YR(c)	6,723,437
	609		6.00%, 1/1/34	638,917

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	37

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

MORTGAGE BACKED SECURITIES (Continued)
$2,000	6.00%, TBA 30 YR(c)	$2,084,999
487	7.00%, 6/1/14 - 11/1/33	522,817
274	Federal National Mortgage Association, 4.00%, 5/1/19	279,654
3,624	4.50%, 11/1/18 - 3/1/33	3,745,590
2,675	5.00%, 10/1/18 - 5/1/38	2,771,206
10,000	5.00%, TBA 30 YR(c)	10,292,026
6,684	5.50%, 12/1/16 - 2/1/34	6,971,255
2,137	5.954%, 7/1/37	2,224,420
5,330	6.00%, 9/1/13 - 8/1/38	5,589,407
2,000	6.00%, TBA 30 YR(c)	2,088,749
4,803	6.50%, 5/1/13 - 9/1/37	5,067,290
91	7.00%, 6/1/32	97,514
7	7.50%, 9/1/30	7,626
17	8.00%, 12/1/23	18,013
14	8.50%, 2/1/28	15,046
3,415	Government National Mortgage Association, 5.50%, 7/15/33 - 2/15/36	3,562,845
1,000	6.00%, TBA 30 YR(c)	1,044,688
648	6.50%, 9/15/23 - 8/15/32	683,556
138	7.00%, 6/15/24 - 5/15/31	147,604
22	7.50%, 12/15/29 - 5/15/31	23,374
141	8.00%, 8/15/22 - 6/15/25	152,263

	Total mortgage backed securities (cost $64,268,350)	66,038,849

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.1%
475	Federal Farm Credit Bank 3.875%, 10/7/13	499,191
605	Federal Home Loan Bank, 2.25%, 4/13/12	609,619
130	5.00%, 11/17/17	142,040
435	5.625%, 6/11/21	487,998
500	Federal Home Loan Mortgage Corp., 2.125%, 3/23/12	503,789
925	2.50%, 1/7/14	925,649
590	3.75%, 3/27/19	597,924
60	4.75%, 1/18/11	63,619
680	5.25%, 4/18/16	769,469
710	Federal National Mortgage Association, 2.75%, 3/13/14	718,475
490	5.00%, 3/15/16	543,786

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
$95	5.375%, 6/12/17	$106,058
280	6.625%, 11/15/30	367,434
1,035	General Electric Cap Corp., FDIC Gtd. Notes 3.000%, 12/9/11	1,065,678
280	Tennessee Valley Authority, Notes, 4.500%, 4/1/18	289,932

	Total U.S. government agency obligations (cost $7,554,011)	7,690,661

U.S. GOVERNMENT TREASURY SECURITIES 1.6%
120	United States Treasury Bonds, 3.50%, 2/15/39	118,576
480	4.50%, 5/15/38	560,400
10	8.75%, 5/15/20	15,228
20	8.75%, 8/15/20	30,513
246	United States Treasury Inflation Index, 2.375%, 1/15/17	261,232
5	United States Treasury Notes, 1.75%, 3/31/14	5,017
350	2.75%, 2/15/19	351,915
900	5.125%, 5/15/16(b)	1,073,671
545	United States Treasury Strips, 3.18%, 2/15/19(g)(l)	400,075
1,220	3.48%, 5/15/20(b)(l)	831,481
275	4.06%, 2/15/20(g)(l)	189,958
1,195	4.16%, 5/15/20(g)(l)	812,931
415	4.35%, 11/15/20(l)	274,317
530	4.60%, 11/15/21(l)	335,194
1,035	5.64%, 8/15/29(l)	477,841

	Total U.S. government treasury securities (cost $5,510,743)	5,738,349

	Total long-term investments (cost $392,970,288)	339,196,820

SHORT-TERM INVESTMENTS 21.5%

U.S. GOVERNMENT TREASURY SECURITIES 0.4%
1,650	United States Treasury Bill, 0.017%, 6/11/09(j) (cost $1,649,457)	1,649,408

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	39

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares		Description	Value (Note 1)

AFFILATED MUTUAL FUNDS 21.1%
2,727,041		Dryden Core Investment Fund—Short Term Bond Series (cost $26,919,762)(f)	$20,043,752
56,082,149		Dryden Core Investment Fund—Taxable Money Market Series (cost $56,082,149; includes $32,588,685 cash collateral for securities on loan)(Note3)(e)(f)	56,082,149

		Total affiliated mutual funds (cost $83,001,911)	76,125,901

Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED(a)
Call Option
5	(i)	U.S. 5 Yr. Future Options, expiring 4/24/09 @ 117 (cost $6,574)	9,336

		Total short-term investments (cost $84,657,942)	77,784,645

		Total Investments, Before Outstanding Option Written and Securities Sold Short 115.5% (cost $477,628,230; Note 5)	416,981,465

OUTSTANDING OPTION WRITTEN(a)
Call Option
5	(i)	U.S. 5 Yr. Future Options, expiring 4/24/09 @ 118.5 (premiums received $2,684)	(3,555)

Principal Amount (000)
SECURITIES SOLD SHORT (2.7)%

MORTGAGE BACKED SECURITIES
$3,000		Federal Home Loan Mortgage Corp. 5.00%, TBA 30 YR	(3,093,750)
1,000		Federal National Mortgage Association, 4.50%, TBA 15 YR	(1,029,375)
5,500		5.50%, TBA 30 YR	(5,707,966)

		Total Securities Sold Short (proceeds $9,724,297)	(9,831,091)

		Total Investments, Net of Outstanding Option Written and Securities Sold Short 112.8% (cost $467,901,249; Note 5)(k)	407,146,819
		Liabilities in excess of other assets(p) (12.8%)	(46,213,880)

		Net Assets 100.0%	$360,932,939

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

FDIC—Federal Deposit Insurance Corporation

MTN—Medium Term Notes

NA—National Association

* The ratings reflected are as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Non-income producing security.
(b)	All or partial amount of security is segregated as initial margin for financial futures transactions.
(c)	Principal amount of $25,000,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(d)	Standard and Poor’s Rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(g)	All or a portion of security is on loan. The aggregate market value of $31,744,310; cash collateral of $32,588,685 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments
(h)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2009.
(i)	Amount is actual; not rounded to thousands.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	As of March 31, 2009, one security representing $342 and 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(l)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(m)	Indicates a security that has been deemed illiquid.
(n)	Represents issuer in default of interest payments; non-income producing security.
(o)	Indicates a restricted security; the aggregate original cost of such securities is $730,450. The aggregate value of $501,888 is approximately 0.1% of net assets.
(p)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate swaps and credit default swaps as follows:

Open future contracts outstanding at March 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2009	Unrealized Appreciation
	Long Positions:
71	5-Yr. U.S. T-Notes	Jun-09	$8,342,358	$8,432,359	$90,001
47	S&P 500 Index	Jun-09	8,009,750	9,338,900	1,329,150
29	U.S. Long Bond	Jun-09	3,682,816	3,761,390	78,574
27	10-Yr. U.S. T-Notes	Jun-09	3,316,270	3,350,109	33,839
46	2-Yr. U.S. T-Notes	Jun-09	9,972,710	10,022,969	50,259

					$1,581,823

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	41

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Interest rate swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ Depreciation
Citibank, NA(a)	1/20/2014	$230	1.968%	3 month LIBOR	$1,764
Morgan Stanley Capital Services, Inc.(a)	3/27/2014	595	2.385	3 month LIBOR	(5,123)
Citibank, NA(b)	10/20/2013	233	4.059	3 month LIBOR	23,464
Merrill Lynch Capital Services, Inc.(b)	5/15/2016	465	2.645	3 month LIBOR	1,567
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	465	4.397	3 month LIBOR	(59,558)

					$(37,886)

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):
Citibank, NA	9/20/2012	$700	0.32%	Altria Group, Inc. 7.00%, due 11/04/13	$17,964
Barclays Bank PLC	9/20/2012	700	0.60%	Fortune Brands, Inc. 5.375%, due 01/15/16	45,103
Deutsche Bank AG	6/20/2013	400	2.00%	International Lease Finance Corp. 4.15%, due 01/20/15	150,978
Credit Suisse International	6/20/2014	300	2.17%	Black & Decker Corp. 5.75%, due 11/15/16	71
Deutsche Bank AG	3/20/2014	300	7.05%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/11/12	(1,987)
Citibank, NA	3/20/2014	200	3.95%	Whirlpool Corp. 7.75%, due 07/15/16	8,467
JPMorgan Chase Bank	6/20/2014	240	0.65%	Bunge Ltd. Finance Corp. 5.35%, due 04/15/14	30,961
Merrill Lynch Capital Services, Inc.	9/20/2016	150	1.73%	Tyson Foods, Inc. 6.85%, due 04/01/16	8,325

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	3/20/2018	$300	0.70%	Avon Products, Inc. 7.15%, due 11/15/09	$(2,387)
Deutsche Bank AG	3/20/2018	1,000	0.99%	Nordstrom, Inc. 6.95%, due 03/15/28	147,794
Barclays Bank, PLC	3/20/2018	300	1.22%	Computer Sciences Corp. 5.00%, due 02/15/13	(11,360)
Credit Suisse International	6/20/2018	600	0.97%	Verizon Communications, Inc. 4.90%, due 09/15/15	282
Morgan Stanley Capital Services, Inc.	6/20/2018	500	0.97%	Simon Property Group L.P. 5.25%, due 12/01/18	130,631
Morgan Stanley Capital Services, Inc.	6/20/2018	300	1.00%	Newell Rubbermaid, Inc. 6.35%, due 07/15/28	32,614
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.13%	Spectra Energy Capital LLC 6.25%, due 02/15/13	(1,642)
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.45%	Starwood Hotel & Resorts Worldwide, Inc. 6.75%, due 05/15/18	117,565
Merrill Lynch Capital Services, Inc.	6/20/2018	300	3.05%	SLM Corp. 5.125%, due 08/27/12	119,317

					$792,696

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	43

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$279,860,195	$1,581,823
Level 1—Other Significant Observable Inputs—Options Written	(3,555)	—
Level 2—Other Significant Observable Inputs	137,121,270	754,810
Level 2—Other Significant Observable Inputs—Short	(9,831,091)	—
Level 3—Significant Unobservable Inputs	—	—

Total	$407,146,819	$2,336,633

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 9/30/08	$328,394	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(328,394)	—

Balance as of 3/31/09	—	—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Affiliated Mutual Funds (including 9.0% of collateral received for securities on loan)	21.1%
Mortgage Backed Securities	18.3
Oil, Gas & Consumable Fuels	6.5
Pharmaceuticals	4.8
Commercial Mortgage Backed Securities	3.6
Computers & Peripherals	3.3
Software	2.5
Diversified Telecommunication Services	2.3

See Notes to Financial Statements.

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Aerospace & Defense	2.1%
Insurance	2.1
U.S. Government Agency Obligations	2.1
Household Products	2.0
U.S. Government Treasury Securities	2.0
Health Care Equipment & Supplies	1.8
Banking	1.7
Diversified Financial Services	1.5
Food & Staples Retailing	1.5
Food Products	1.5
Electric Utilities	1.4
Health Care Providers & Services	1.4
Industrial Conglomerates	1.4
Communications Equipment	1.3
Hotels, Restaurants & Leisure	1.3
Asset Backed Securities	1.2
Beverages	1.2
Capital Markets	1.2
Semiconductors & Semiconductor Equipment	1.2
Tobacco	1.2
Biotechnology	1.1
Commercial Banks	1.1
Electric	1.1
Specialty Retail	1.1
Telecommunications	1.1
Chemicals	1.0
IT Services	1.0
Media	0.9
Internet Software & Services	0.8
Multi-Utilities	0.8
Energy Equipment & Services	0.7
Road & Rail	0.7
Collateralized Mortgage Obligations	0.6
Electrical Equipment	0.6
Diversified Consumer Services	0.5
Health Care & Pharmaceutical	0.5
Machinery	0.5
Metals & Mining	0.5
Non-Captive Finance	0.5
Pipelines & Other	0.5
Real Estate Investment Trusts	0.5
Health Care Insurance	0.4
Household Durables	0.4
Retail	0.4
Cable	0.3
Construction & Engineering	0.3
Independent Power Producers & Energy Traders	0.3
Metals	0.3
Air Freight & Logistics	0.2

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	45

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Airlines	0.2%
Building Materials & Construction	0.2
Consumer	0.2
Energy—Other	0.2
Foods	0.2
Lodging	0.2
Media & Entertainment	0.2
Office Electronics	0.2
Railroads	0.2
Technology	0.2
Capital Goods	0.1
Commercial Services & Supplies	0.1
Containers & Packaging	0.1
Distributors	0.1
Energy—Integrated	0.1
Foreign Government	0.1
Gas Utilities	0.1
Leisure Equipment & Products	0.1
Multi-line Retail	0.1
Paper & Forest Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	0.1
Water Utilities	0.1

115.5
Securities Sold Short	(2.7)
Liabilities in excess of other assets	(12.8)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2009	SEMIANNUAL REPORT

Dryden Active Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $31,744,310
Unaffiliated Investments (cost $394,626,319)	$340,855,564
Affiliated Investments (cost $83,001,911)	76,125,901
Cash	167,557
Foreign currency, at value (cost $611)	628
Receivable for investments sold	41,256,535
Dividends and interest receivable	1,594,127
Unrealized appreciation on swaps	836,867
Due from broker-variation margin	176,553
Receivable for Series shares sold	126,659
Foreign tax reclaim receivable	30,216
Prepaid expenses	6,531

Total assets	461,177,138

Liabilities
Payable for investments purchased	56,713,638
Payable to broker for collateral for securities on loan	32,588,685
Security sold short, at value (proceeds $9,724,297)	9,831,091
Payable for Series shares reacquired	401,076
Accrued expenses and other liabilities	251,334
Management fee payable	187,382
Affiliated transfer agent fee payable	90,619
Distribution fee payable	90,154
Unrealized depreciation on swaps	82,057
Deferred directors’ fees	4,608
Written options outstanding, at value (premiums received $2,684)	3,555

Total liabilities	100,244,199

Net Assets	$360,932,939

Net assets were comprised of:
Common stock, at par	$42,428
Paid-in capital in excess of par	516,541,704

516,584,132
Undistributed net investment income	2,258,266
Accumulated net realized loss on investments and foreign currency transactions	(99,491,412)
Net unrealized depreciation on investments and foreign currencies	(58,418,047)

Net assets, March 31, 2009	$360,932,939

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($236,436,863 ÷ 27,835,152 shares of common stock issued and outstanding)	$8.49
Maximum sales charge (5.50% of offering price)	0.49

Maximum offering price to public	$8.98

Class B
Net asset value, offering price and redemption price per share ($16,214,045 ÷ 1,899,607 shares of common stock issued and outstanding)	$8.54

Class C
Net asset value, offering price and redemption price per share ($11,373,485 ÷ 1,332,377 shares of common stock issued and outstanding)	$8.54

Class L
Net asset value, offering price and redemption price per share ($5,865,171 ÷ 688,284 shares of common stock issued and outstanding)	$8.52

Class M
Net asset value, offering price and redemption price per share ($4,383,661 ÷ 513,532 shares of common stock issued and outstanding)	$8.54

Class R
Net asset value, offering price and redemption price per share ($537,211 ÷ 63,015 shares of common stock issued and outstanding)	$8.53

Class X
Net asset value, offering price and redemption price per share ($2,532,480 ÷ 296,729 shares of common stock issued and outstanding)	$8.53

Class Z
Net asset value, offering price and redemption price per share ($83,590,023 ÷ 9,799,159 shares of common stock issued and outstanding)	$8.53

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	49

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$3,590,301
Unaffiliated dividend income (net of foreign withholding taxes of $1,385)	3,768,161
Affiliated dividend income	583,065
Affiliated income from securities loaned, net	154,826

Total income	8,096,353

Expenses
Management fee	1,294,235
Distribution fee—Class A	387,914
Distribution fee—Class B	98,601
Distribution fee—Class C	63,404
Distribution fee—Class L	15,912
Distribution fee—Class M	29,886
Distribution fee—Class R	1,490
Distribution fee—Class X	15,046
Transfer agent’s fees and expenses (including affiliated expense of $163,100)	433,000
Custodian’s fees and expenses	103,000
Reports to shareholders	49,000
Registration fees	45,000
Audit fee	16,000
Directors’ fees	14,000
Legal fees and expenses	11,000
Insurance	3,000
Loan interest expense (Note 7)	1,255
Interest expense (Note 7)	954
Miscellaneous	19,579

Total expenses	2,602,276
Less: Expense waiver (Note 2)	(39,921)

Net expenses	2,562,355

Net investment income	5,533,998

See Notes to Financial Statements.

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Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions (including affiliated: $(1,705,534))	$(75,553,052)
Foreign currency transactions	(22,542)
Financial futures transactions	1,318,240
Short sale transactions	(40,137)
Swap transactions	188,872
Written option transactions	5,049

(74,103,570)

Net change in unrealized appreciation (depreciation) on:
Investments	(37,479,103)
Foreign currencies	317
Financial futures contracts	1,836,499
Short sales	(120,621)
Swaps	213,063
Written option	(871)

(35,550,716)

Net loss on investments and foreign currencies	(109,654,286)

Net Decrease In Net Assets Resulting From Operations	$(104,120,288)

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	51

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$5,533,998	$13,241,150
Net realized loss on investments and foreign currency transactions	(74,103,570)	(19,350,398)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(35,550,716)	(100,027,635)

Net decrease in net assets resulting from operations	(104,120,288)	(106,136,883)

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(8,641,260)	(8,785,932)
Class B	(455,417)	(597,330)
Class C	(279,287)	(328,173)
Class L	(191,576)	(201,963)
Class M	(137,933)	(286,234)
Class R	(17,959)	(18,596)
Class X	(67,281)	(92,198)
Class Z	(3,473,052)	(3,565,022)

	(13,263,765)	(13,875,448)

Distributions from net realized gains
Class A	—	(31,079,987)
Class B	—	(3,217,556)
Class C	—	(1,767,727)
Class L	—	(827,042)
Class M	—	(1,541,821)
Class R	—	(76,149)
Class X	—	(496,629)
Class Z	—	(11,226,392)

	—	(50,233,303)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,572,586	36,363,704
Net asset value of shares issued in reinvestment of dividends	12,723,651	61,446,648
Cost of shares reacquired	(60,661,807)	(126,172,631)

Net decrease in net assets from Series share transactions	(33,365,570)	(28,362,279)

Total decrease	(150,749,623)	(198,607,913)

Net Assets
Beginning of period	511,682,562	710,290,475

End of period(a)	$360,932,939	$511,682,562

(a) Includes undistributed net investment income of:	$2,258,266	$9,988,033

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Dryden Active Allocation Fund (the “Series”), Jennison Growth Fund, and Jennison Equity Opportunity Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Dryden Active Allocation Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital by investing in a portfolio of equity, fixed-income and money market securities which is actively managed to capitalize on opportunities created by perceived misvaluation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	53

Notes to Financial Statements

(Unaudited) continued

between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market-value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal year end. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	55

Notes to Financial Statements

(Unaudited) continued

financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series currently owns or intends to purchase. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized

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gain or loss on option written. The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Short Sales: The Series may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Series may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities.

A gain, limited to the price at which the Series sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swap Agreements: The Series may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

The Series may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Series may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, the Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that the Series as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Series for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing fair value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The Series may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments

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based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current fair value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

The secured loan has terms and conditions designed to protect the interests of the U.S. government and taxpayers. The value of these positions held by the Series has been adversely impacted since the date of these financial statements; however, the impact on the net assets of the Series is not material.

Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2009, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis. Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income

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tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the Series’ daily average net assets up to $1 billion and .60 of 1% of the average net assets of the Series in excess of $1 billion. The effective management fee rate was .65 of 1% for the six months ended March 31, 2009.

PI has voluntarily agreed to waive up to 0.02% of its management fee to the extent that the Fund’s annual operating expenses exceed 0.86% (exclusive of taxes, interest, brokerage commissions, distribution fees and non-routine expenses) of the Fund’s average net assets. This arrangement is voluntary and may be modified or discontinued at any time.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C,

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

Class L, Class M, Class R, Class X and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended March 31, 2009, PIMS contractually agreed to limit such fees to .50% of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received approximately $29,500 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2009. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2009, it received approximately $300, $31,500, $300, $9,000 and $2,500 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund

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transactions through a national clearing system. For the six months ended March 31, 2009, the Series incurred approximately $43,200 in total networking fees, of which approximately $24,800 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Series. For the six months ended March 31, 2009, PIM has been compensated by the Series for approximately $66,400 for these services.

The Series invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series (each a “Portfolio” and collectively “Portfolios”), of the Dryden Core Investment Fund., pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2009 were $480,367,832 and $533,013,599 respectively.

Transactions in options written during the year ended March 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2008	—	$—
Options written	(5)	(2,684)
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options outstanding at March 31, 2009	—	—

	(5)	$(2,684)

The amount of dollar rolls outstanding at March 31, 2009 was $25,318,277 (principal $24,500,000), which was 7.0% of total net assets.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividends date.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of March 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	(Depreciation)	Net Unrealized Depreciation
$480,383,031	$15,774,143	$(79,175,709)	$(63,401,566)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1% if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases.

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Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, each of which consists of 200 million, 125 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2009, Prudential owned 0 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2009:
Shares sold	539,261	$4,863,450
Shares issued in reinvestment of dividends	927,192	8,168,558
Shares reacquired	(3,806,273)	(33,741,431)

Net increase (decrease) in shares outstanding before conversion	(2,339,820)	(20,709,423)
Shares issued upon conversion from Class B, M and X	499,013	4,371,401

Net increase (decrease) in shares outstanding	(1,840,807)	$(16,338,022)

Year ended September 30, 2008:
Shares sold	900,513	$11,463,241
Shares issued in reinvestment of dividends	2,938,292	37,933,548
Shares reacquired	(5,205,802)	(65,804,341)

Net increase (decrease) in shares outstanding before conversion	(1,366,997)	(16,407,552)
Shares issued upon conversion from Class B, M and X	1,206,226	15,305,502

Net increase (decrease) in shares outstanding	(160,771)	$(1,102,050)

Class B
Six months ended March 31, 2009:
Shares sold	84,530	$749,090
Shares issued in reinvestment of dividends	49,793	441,664
Shares reacquired	(370,884)	(3,301,087)

Net increase (decrease) in shares outstanding before conversion	(236,561)	(2,110,333)
Shares reacquired upon conversion into Class A	(307,707)	(2,677,649)

Net increase (decrease) in shares outstanding	(544,268)	$(4,787,982)

Year ended September 30, 2008:
Shares sold	192,768	$2,473,043
Shares issued in reinvestment of dividends	285,016	3,688,110
Shares reacquired	(617,752)	(7,770,139)

Net increase (decrease) in shares outstanding before conversion	(139,968)	(1,608,986)
Shares reacquired upon conversion into Class A	(606,293)	(7,542,688)

Net increase (decrease) in shares outstanding	(746,261)	$(9,151,674)

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2009:
Shares sold	88,076	$805,355
Shares issued in reinvestment of dividends	27,727	245,943
Shares reacquired	(268,317)	(2,429,316)

Net increase (decrease) in shares outstanding	(152,514)	$(1,378,018)

Year ended September 30, 2008:
Shares sold	133,656	$1,739,511
Shares issued in reinvestment of dividends	131,171	1,697,357
Shares reacquired	(521,575)	(6,629,884)

Net increase (decrease) in shares outstanding	(256,748)	$(3,193,016)

Class L
Year ended September 30, 2008:
Shares sold	7,658	$69,717
Shares issued in reinvestment of dividends	20,612	182,205
Shares reacquired	(75,993)	(692,926)

Net increase (decrease) in shares outstanding	(47,723)	$(441,004)

Year ended September 30, 2008:
Shares sold	3,725	$45,489
Shares issued in reinvestment of dividends	76,763	993,316
Shares reacquired	(156,448)	(1,978,472)

Net increase (decrease) in shares outstanding	(75,960)	$(939,667)

Class M
Six months ended March 31, 2009:
Shares sold	19,308	$175,371
Shares issued in reinvestment of dividends	14,862	131,828
Shares reacquired	(172,757)	(1,527,621)

Net increase (decrease) in shares outstanding before conversion	(138,587)	(1,220,422)
Shares reacquired upon conversion into Class A	(146,124)	(1,312,092)

Net increase (decrease) in shares outstanding	(284,711)	$(2,532,514)

Year ended September 30, 2008:
Shares sold	29,267	$385,599
Shares issued in reinvestment of dividends	131,756	1,704,923
Shares reacquired	(506,923)	(6,481,091)

Net increase (decrease) in shares outstanding before conversion	(345,900)	(4,390,569)
Shares reacquired upon conversion into Class A	(590,801)	(7,634,123)

Net increase (decrease) in shares outstanding	(936,701)	$(12,024,692)

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Class R	Shares	Amount
Six months ended March 31, 2009:
Shares sold	3,734	$33,934
Shares issued in reinvestment of dividends	1,808	15,987
Shares reacquired	(23,093)	(214,123)

Net increase (decrease) in shares outstanding	(17,551)	$(164,202)

Year ended September 30, 2008:
Shares sold	10,099	$129,276
Shares issued in reinvestment of dividends	5,265	68,131
Shares reacquired	(15,535)	(211,985)

Net increase (decrease) in shares outstanding	(171)	$(14,578)

Class X
Six months ended March 31, 2009:
Shares sold	8,318	$72,173
Shares issued in reinvestment of dividends	7,417	65,790
Shares reacquired	(55,973)	(500,690)

Net increase (decrease) in shares outstanding before conversion	(40,238)	(362,727)
Shares reacquired upon conversion into Class A	(42,750)	(381,660)

Net increase (decrease) in shares outstanding	(82,988)	$(744,387)

Year ended September 30, 2008:
Shares sold	14,671	$200,148
Shares issued in reinvestment of dividends	44,094	570,578
Shares reacquired	(159,409)	(2,022,331)

Net increase (decrease) in shares outstanding before conversion	(100,644)	(1,251,605)
Shares reacquired upon conversion into Class A	(10,820)	(128,691)

Net increase (decrease) in shares outstanding	(111,464)	$(1,380,296)

Class Z
Six months ended March 31, 2009:
Shares sold	875,420	$7,803,496
Shares issued in reinvestment of dividends	392,723	3,471,676
Shares reacquired	(2,010,832)	(18,254,613)

Net increase (decrease) in shares outstanding	(742,689)	$(6,979,441)

Year ended September 30, 2008:
Shares sold	1,566,118	$19,927,397
Shares issued in reinvestment of dividends	1,140,377	14,790,685
Shares reacquired	(2,808,413)	(35,274,388)

Net increase (decrease) in shares outstanding	(101,918)	$(556,306)

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Series utilized the line of credit during the six months ended March 31, 2009. The average daily balance for the 10 days the Fund had loans outstanding during the period was approximately $1,959,000 at a weighted average interest rate of 2.31%.

During the six months ended March 31, 2009, the Series paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was approximately $385,345 for 39 days at a weighted average interest rate of 2.60%.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly

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Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	69

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.08

Income (loss) from investment operations
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(2.41)

Total from investment operations	(2.29)

Less Distributions
Dividends from net investment income	(.30)
Distributions from net realized gains	—

Total distributions	(.30)

Net asset value, end of period	$8.49

Total Return(b):	(20.74)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$236,437
Average net assets (000)	$259,332
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.28	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.98	%(e)(f)
Net investment income	2.78	%(e)(f)
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	139	%(g)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	Prior to January 31, 2008, the distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(e)	As of March 23, 2007, the Manager of the Fund has agreed to waive up to 0.02% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 0.86% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment income ratios would be 1.30%, 1.00% and 2.76%, respectively, for the six months ended March 31, 2009 and 1.18%, 0.90% and 2.14%, respectively, for the year ended September 30, 2008.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2008(a)		2007(a)	2006(a)	2005(a)	2004(a)

$14.62		$14.17	$14.00	$12.83	$11.47

.28		.29	.28	.21	.14
(2.46)		1.25	.79	1.12	1.31

(2.18)		1.54	1.07	1.33	1.45

(.30)		(.30)	(.22)	(.16)	(.09)
(1.06)		(.79)	(.68)	—	—

(1.36)		(1.09)	(.90)	(.16)	(.09)

$11.08		$14.62	$14.17	$14.00	$12.83

(16.22)%		11.34%	7.98%	10.41%	12.68%

$328,706		$436,337	$415,486	$424,341	$425,614
$390,410		$430,168	$415,508	$428,897	$429,046

1.16	%(e)	1.10%	1.08%	1.09%	1.07%
.88	%(e)	.85%	.83%	.84%	.82%
2.16	%(e)	2.00%	2.05%	1.52%	1.13%

298%		226%	152%	119%	170%

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	71

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04

Income (loss) from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(2.39)

Total from investment operations	(2.30)

Less Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	—

Total distributions	(.20)

Net asset value, end of period	$8.54

Total Return(b):	(21.01)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,214
Average net assets (000)	$19,775
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.98	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.98	%(d)(e)
Net investment income	2.10	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	As of March 23, 2007, the Manager of the Fund has agreed to waive up to 0.02% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 0.86% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment income ratios would be 2.00%, 1.00% and 2.08%, respectively, for the six months ended March 31, 2009 and 1.90%, 0.90% and 1.42%, respectively, for the year ended September 30, 2008.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2008(a)		2007(a)	2006(a)	2005(a)	2004(a)

$14.57		$14.11	$13.94	$12.78	$11.42

.18		.18	.18	.11	.05
(2.45)		1.26	.78	1.10	1.31

(2.27)		1.44	.96	1.21	1.36

(.20)		(.19)	(.11)	(.05)	—
(1.06)		(.79)	(.68)	—	—

(1.26)		(.98)	(.79)	(.05)	—

$11.04		$14.57	$14.11	$13.94	$12.78

(16.86)%		10.58%	7.14%	9.50%	11.91%

$26,977		$46,486	$52,601	$73,983	$94,667
$37,753		$50,122	$64,048	$88,854	$104,847

1.88	%(d)	1.85%	1.83%	1.84%	1.82%
.88	%(d)	.85%	.83%	.84%	.82%
1.44	%(d)	1.25%	1.29%	.77%	.38%

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	73

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04

Income (loss) from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(2.39)

Total from investment operations	(2.30)

Less Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	—

Total distributions	(.20)

Net asset value, end of period	$8.54

Total Return(b):	(20.92)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$11,373
Average net assets (000)	$12,716
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.98	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.98	%(d)(e)
Net investment income	2.09	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	As of March 23, 2007, the Manager of the Fund has agreed to waive up to 0.02% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 0.86% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment income ratios would be 2.00%, 1.00% and 2.07%, respectively, for the six months ended March 31, 2009 and 1.90%, 0.90% and 1.42%, respectively, for the year ended September 30, 2008.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2008(a)		2007(a)	2006(a)	2005(a)	2004(a)

$14.57		$14.11	$13.95	$12.78	$11.42

.18		.17	.18	.11	.05
(2.45)		1.27	.77	1.11	1.31

(2.27)		1.44	.95	1.22	1.36

(.20)		(.19)	(.11)	(.05)	—
(1.06)		(.79)	(.68)	—	—

(1.26)		(.98)	(.79)	(.05)	—

$11.04		$14.57	$14.11	$13.95	$12.78

(16.86)%		10.58%	7.14%	9.50%	11.91%

$16,393		$25,379	$13,287	$13,500	$14,357
$21,104		$19,954	$13,413	$14,221	$13,380

1.88	%(d)	1.85%	1.83%	1.84%	1.82%
.88	%(d)	.85%	.83%	.84%	.82%
1.44	%(d)	1.21%	1.30%	.78%	.38%

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	75

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.09

Loss from investment operations
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(2.42)

Total from investment operations	(2.30)

Less Distributions
Dividends from net investment income	(.27)
Distributions from net realized gains	—

Total distributions	(0.27)

Net asset value, end of period	$8.52

Total Return(c):	(20.82)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,865
Average net assets (000)	$6,383
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.48	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.98	%(e)(f)
Net investment income	2.58	%(e)(f)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	As of March 23, 2007, the Manager of the Fund has agreed to waive up to 0.02% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 0.86% of the average daily net assets of Class L. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment income ratios would be 1.50%, 1.00% and 2.56%, respectively, for the six months ended March 31, 2009 and 1.40%, 0.90% and 1.92%, respectively, for the year ended September 30, 2008.
(f)	Annualized.

See Notes to Financial Statements.

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Class L
Year Ended September 30, 2008(b)		March 26, 2007(a) Through September 30, 2007(b)

$14.62		$14.13

.25		.12
(2.46)		.37

(2.21)		.49

(.26)		—
(1.06)		—

(1.32)		—

$11.09		$14.62

(16.41)%		3.47%

$8,160		$11,874
$10,201		$11,940

1.38	%(e)	1.35	%(f)
.88	%(e)	.85	%(f)
1.94	%(e)	1.62	%(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	77

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04

Loss from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(2.39)

Total from investment operations	(2.30)

Less Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	—

Total distributions	(0.20)

Net asset value, end of period	$8.54

Total Return(c):	(20.92)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,384
Average net assets (000)	$5,994
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.98	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.98	%(e)(f)
Net investment income	2.10	%(e)(f)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	As of March 23, 2007, the Manager of the Fund has agreed to waive up to 0.02% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 0.86% of the average daily net assets of Class M. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment income ratios would be 2.00%, 1.00% and 2.08%, respectively, for the six months ended March 31, 2009 and 1.90%, 0.90% and 1.40%, respectively, for the year ended September 30, 2008.
(f)	Annualized.

See Notes to Financial Statements.

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Class M
Year Ended September 30, 2008(b)		March 26, 2007(a) Through September 30, 2007(b)

$14.57		$14.12

.18		.08
(2.45)		.37

(2.27)		.45

(.20)		—
(1.06)		—

(1.26)		—

$11.04		$14.57

(16.86)%		3.19%

$8,812		$25,279
$15,838		$29,898

1.88	%(e)	1.85	%(f)
.88	%(e)	.85	%(f)
1.42	%(e)	1.08	%(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	79

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.09

Income from investment operations
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(2.41)

Total from investment operations	(2.29)

Less Distributions
Dividends from net investment income	(.27)
Distributions from net realized gains	—

Total distributions	(.27)

Net asset value, end of period	$8.53

Total Return(c):	(20.82)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$537
Average net assets (000)	$598
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.48	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.98	%(f)(g)
Net investment income	2.59	%(f)(g)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.
(f)	As of March 23, 2007, the Manager of the Fund has agreed to waive up to 0.02% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 0.86% of the average daily net assets of Class R. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment income ratios would be 1.50%, 1.00% and 2.57%, respectively, for the six months ended March 31, 2009 and 1.40%, 0.90% and 1.92%, respectively, for the year ended September 30, 2008.
(g)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended September 30,				December 17, 2004(a) Through September 30, 2005(b)
2008(b)		2007(b)	2006(b)

$14.62		$14.16	$14.00	$13.53

.25		.25	.24	.12
(2.46)		1.27	.78	.35

(2.21)		1.52	1.02	.47

(.26)		(.27)	(.18)	—
(1.06)		(.79)	(.68)	—

(1.32)		(1.06)	(.86)	—

$11.09		$14.62	$14.16	$14.00

(16.41)%		11.13%	7.70%	3.40%

$893		$1,181	$1,015	$3
$1,008		$1,105	$293	$2

1.38	%(f)	1.35%	1.33%	1.34	%(g)
.88	%(f)	.85%	.83%	.84	%(g)
1.94	%(f)	1.76%	1.94%	1.48	%(g)

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	81

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04

Loss from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(2.40)

Total from investment operations	(2.31)

Less Distributions
Dividends from net investment income	(.20)
Distributions from net realized gains	—

Total distributions	(0.20)

Net asset value, end of period	$8.53

Total Return(c):	(21.01)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,532
Average net assets (000)	$3,018
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.98	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.98	%(e)(f)
Net investment income	2.09	%(e)(f)

(a)	Commencement of operations.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	As of March 23, 2007, the Manager of the Fund has agreed to waive up to 0.02% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 0.86% of the average daily net assets of Class X. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment income ratios would be 2.00%, 1.00% and 2.07%, respectively, for the six months ended March 31, 2009 and 1.90%, 0.90% and 1.41%, respectively, for the year ended September 30, 2008.
(f)	Annualized.

See Notes to Financial Statements.

82	Visit our website at www.jennisondryden.com

Class X
Year Ended September 30, 2008(b)		March 26, 2007(a) Through September 30, 2007(b)

$14.57		$14.12

.18		.08
(2.45)		.37

(2.27)		.45

(.20)		—
(1.06)		—

(1.26)		—

$11.04		$14.57

(16.86)%		3.19%

$4,192		$7,157
$5,838		$7,694

1.88	%(e)	1.85	%(f)
.88	%(e)	.85	%(f)
1.43	%(e)	1.09	%(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	83

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.15

Income (loss) from investment operations
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	(2.42)

Total from investment operations	(2.28)

Less Distributions
Dividends from net investment income	(.34)
Distributions from net realized gains	—

Total distributions	(0.34)

Net asset value, end of period	$8.53

Total Return(b):	(20.56)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$83,590
Average net assets (000)	$91,523
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.98	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.98	%(d)(e)
Net investment income	3.09	%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	As of March 23, 2007, the Manager of the Fund has agreed to waive up to 0.02% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 0.86% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment income ratios would be 1.00%, 1.00% and 3.07%, respectively, for the six months ended March 31, 2009 and 0.90%, 0.90% and 2.42%, respectively, for the year ended September 30, 2008.
(e)	Annualized.

See Notes to Financial Statements.

84	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2008(a)		2007(a)	2006(a)	2005(a)	2004(a)

$14.71		$14.25	$14.08	$12.90	$11.53

.31		.32	.32	.24	.17
(2.47)		1.27	.78	1.13	1.32

(2.16)		1.59	1.10	1.37	1.49

(.34)		(.34)	(.25)	(.19)	(.12)
(1.06)		(.79)	(.68)	—	—

(1.40)		(1.13)	(.93)	(.19)	(.12)

$11.15		$14.71	$14.25	$14.08	$12.90

(16.03)%		11.64%	8.29%	10.63%	12.96%

$117,549		$156,599	$164,649	$173,188	$169,725
$140,799		$163,110	$168,165	$176,256	$171,470

.88	%(d)	.85%	.83%	.84%	.82%
.88	%(d)	.85%	.83%	.84%	.82%
2.44	%(d)	2.25%	2.30%	1.76%	1.38%

See Notes to Financial Statements.

The Prudential Investment Portfolios, lnc./Dryden Active Allocation Fund	85

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc. Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102 Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Active Allocation Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Active Allocation Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PIBAX	PBFBX	PABCX	DAACL	DAACM	PALRX	DAACX	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E586	74437E578	74437E636	74437E560	74437E859

MF185E2     IFS-A164365    Ed. 05/2009

MARCH 31, 2009	SEMIANNUAL REPORT

Jennison Growth Fund

FUND TYPE

Large and medium capitalization stocks

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Growth Fund

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Growth Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.19%; Class B, 1.89%; Class C, 1.89%; Class R, 1.64%; Class Z, 0.89%. Net operating expenses apply to: Class A, 1.19%; Class B, 1.89%; Class C, 1.89%; Class R, 1.39%; Class Z, 0.89%, after contractual reduction through 1/31/2010 for Class R shares.

Cumulative Total Returns as of 3/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–21.48%	–30.31%	–14.15%	–33.64%	—
Class B	–21.77	–30.77	–17.25	–38.39	—
Class C	–21.77	–30.77	–17.25	–38.39	—
Class R	–21.60	–30.44	N/A	N/A	–19.66% (12/17/04)
Class Z	–21.40	–30.10	–13.05	–31.93	—
Russell 1000 Growth Index[2]	–25.97	–34.28	–20.08	–41.75	**
S&P 500 Index[3]	–30.52	–38.06	–21.64	–26.23	***
Lipper Average[4]	–26.00	–35.29	–21.02	–31.46	****

Average Annual Total Returns[5] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–34.14%	–4.10%	–4.56%	—
Class B		–34.23	–3.91	–4.73	—
Class C		–31.46	–3.72	–4.73	—
Class R		–30.44	N/A	N/A	–4.98% (12/17/04)
Class Z		–30.10	–2.76	–3.77	—
Russell 1000 Growth Index[2]		–34.28	–4.38	–5.26	**
S&P 500 Index[3]		–38.06	–4.76	–3.00	***
Lipper Average[4]		–35.29	–4.69	–4.03	****

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields.

3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is –24.22% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return is –6.32% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total return is –28.13% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is –7.48% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return is –25.60% for Class R. Lipper Average Closest Month-End to Inception average annual total return is –6.80% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/09 (excluding short-term investments)
Gilead Sciences, Inc., Biotechnology	5.2%
Google, Inc. (Class A Stock), Internet Software & Services	5.1
QUALCOMM, Inc., Communications Equipment	4.8
Cisco Systems, Inc., Communications Equipment	3.5
Amazon.com, Inc., Internet & Catalog Retail	3.5

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/09 (excluding short-term investments)
Communications Equipment	11.0%
Pharmaceuticals	8.1
Biotechnology	7.6
Computers & Peripherals	7.1
Food & Staples Retailing	6.5

Industry weightings are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2008, at the beginning of the period, and held through the six-month period ended March 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

The Prudential Investment Portfolios, Inc./Jennison Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Growth Fund		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$785.20	1.19%	$5.30
	Hypothetical	$1,000.00	$1,019.00	1.19%	$5.99

Class B	Actual	$1,000.00	$782.30	1.89%	$8.40
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50

Class C	Actual	$1,000.00	$782.30	1.89%	$8.40
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50

Class R	Actual	$1,000.00	$784.00	1.39%	$6.18
	Hypothetical	$1,000.00	$1,018.00	1.39%	$6.99

Class Z	Actual	$1,000.00	$786.00	0.89%	$3.96
	Hypothetical	$1,000.00	$1,020.49	0.89%	$4.48

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of March 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS

Aerospace & Defense 2.5%
284,800	Lockheed Martin Corp.	$19,659,744
461,700	Raytheon Co.	17,978,598

		37,638,342

Beverages 1.7%
508,000	PepsiCo, Inc.	26,151,840

Biotechnology 7.6%
654,800	Celgene Corp.(a)	29,073,120
1,699,000	Gilead Sciences, Inc.(a)	78,697,680
244,600	Vertex Pharmaceuticals, Inc.(a)(b)	7,027,358

		114,798,158

Capital Markets 4.3%
2,085,000	Charles Schwab Corp. (The)	32,317,500
314,800	Goldman Sachs Group, Inc. (The)	33,375,096

		65,692,596

Chemicals 3.2%
585,300	Monsanto Co.	48,638,430

Communications Equipment 11.0%
3,127,300	Cisco Systems, Inc.(a)	52,444,821
1,861,800	QUALCOMM, Inc.	72,442,637
985,700	Research In Motion Ltd.(a)(b)	42,454,099

		167,341,557

Computers & Peripherals 7.1%
401,947	Apple, Inc.(a)	42,252,669
974,200	Hewlett-Packard Co.	31,232,852
349,200	International Business Machines Corp.(b)	33,833,988

		107,319,509

Energy Equipment & Services 2.0%
25,600	First Solar, Inc.(a)(b)	3,397,120
487,400	Schlumberger Ltd.	19,798,188
612,500	Weatherford International Ltd.(a)	6,780,375

		29,975,683

See Notes to Financial Statements.

Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing 6.5%
608,500	Costco Wholesale Corp.	$28,185,720
912,100	CVS /Caremark Corp.	25,073,629
869,800	Wal-Mart Stores, Inc.	45,316,580

		98,575,929

Food Products 1.1%
2,243,800	Cadbury PLC (United Kingdom)	16,966,778

Healthcare Equipment & Supplies 5.2%
388,600	Alcon, Inc.	35,327,626
849,800	Baxter International, Inc.	43,526,756

		78,854,382

Healthcare Providers & Services 2.4%
883,600	Medco Health Solutions, Inc.(a)(b)	36,528,024

Household Products 2.8%
715,100	Colgate-Palmolive Co.	42,176,598

Internet & Catalog Retail 3.5%
713,400	Amazon.com, Inc.(a)(b)	52,392,096

Internet Software & Services 5.1%
220,800	Google, Inc. (Class A Stock)(a)	76,851,648

IT Services 5.5%
516,700	Infosys Technologies Ltd., ADR (India)(b)	13,759,721
137,300	Mastercard, Inc. (Class A Stock)(b)	22,995,004
829,700	Visa, Inc. (Class A Stock)(b)	46,131,320

		82,886,045

Life Sciences, Tools & Services 2.0%
831,500	Thermo Fisher Scientific, Inc.(a)(b)	29,659,605

Media 1.6%
1,352,800	Walt Disney Co. (The)	24,566,848

Multiline Retail 1.7%
426,200	Kohl’s Corp.(a)(b)	18,036,784
213,600	Target Corp.	7,345,704

		25,382,488

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 4.6%
543,200	Occidental Petroleum Corp.	$30,229,080
725,000	Southwestern Energy Co.(a)	21,525,250
574,800	XTO Energy, Inc.	17,600,376

		69,354,706

Pharmaceuticals 8.1%
514,100	Abbott Laboratories	24,522,570
927,800	Mylan, Inc.(a)(b)	12,441,798
703,900	Roche Holding AG, ADR (Switzerland)(b)	24,214,160
355,500	Shire PLC, ADR (United Kingdom)	12,776,670
1,096,100	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	49,379,305

		123,334,503

Semiconductors & Semiconductor Equipment 3.2%
1,432,300	Applied Materials, Inc.(b)	15,397,225
1,670,800	Intel Corp.	25,145,540
386,300	KLA-Tencor Corp.(b)	7,726,000

		48,268,765

Software 4.4%
1,143,900	Adobe Systems, Inc.(a)	24,468,021
1,123,900	Microsoft Corp.	20,646,043
1,191,400	Oracle Corp.(a)	21,528,598

		66,642,662

Specialty Retail 1.0%
358,400	Home Depot, Inc.(b)	8,443,904
343,600	Staples, Inc.	6,222,596

		14,666,500

Textiles, Apparel & Luxury Goods 1.6%
526,300	Nike, Inc. (Class B Stock)(b)	24,678,207

	TOTAL LONG-TERM INVESTMENTS (cost $1,426,757,101)	1,509,341,899

See Notes to Financial Statements.

Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 19.4%

AFFILIATED MONEY MARKET MUTUAL FUND
293,335,280	Dryden Core Investment Fund - Taxable Money Market Series (cost $293,335,280; includes $257,162,025 of cash collateral received from securities on loan) (Note 3)(c)(d)	$293,335,280

	TOTAL INVESTMENTS 119.1% (cost $1,720,092,381; Note 5)	1,802,677,179
	Liabilities in excess of assets (19.1%)	(289,607,848)

	NET ASSETS 100.0%	$1,513,069,331

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $254,308,826; cash collateral of $257,162,025 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,802,677,179	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,802,677,179	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

Jennison Growth Fund	11

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (including 17.0% of collateral received for securities on loan)	19.4%
Communications Equipment	11.0
Pharmaceuticals	8.1
Biotechnology	7.6
Computers & Peripherals	7.1
Food & Staples Retailing	6.5
IT Services	5.5
Healthcare Equipment & Supplies	5.2
Internet Software & Services	5.1
Oil, Gas & Consumable Fuels	4.6
Software	4.4
Capital Markets	4.3
Internet & Catalog Retail	3.5
Chemicals	3.2
Semiconductors & Semiconductor Equipment	3.2
Household Products	2.8
Aerospace & Defense	2.5
Healthcare Providers & Services	2.4
Energy Equipment & Services	2.0
Life Sciences, Tools & Services	2.0
Beverages	1.7
Multiline Retail	1.7
Media	1.6
Textiles, Apparel & Luxury Goods	1.6
Food Products	1.1
Specialty Retail	1.0

119.1
Liabilities in excess of other assets	(19.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2009	SEMIANNUAL REPORT

Jennison Growth Fund

Statement of Assets and Liabilities

as of March 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $254,308,826:
Unaffiliated investments (cost $1,426,757,101)	$1,509,341,899
Affiliated investments (cost $293,335,280)	293,335,280
Cash	114,429
Dividends receivable	1,621,728
Receivable for Series shares sold	1,040,756
Foreign tax reclaim receivable	513,456
Prepaid expenses	28,075

Total assets	1,805,995,623

Liabilities
Payable to broker for collateral for securities on loan	257,162,025
Payable for investments purchased	31,697,532
Payable for Series shares reacquired	1,600,792
Accrued expenses	1,060,586
Management fee payable	712,363
Affiliated transfer agent fee payable	421,598
Distribution fee payable	263,197
Deferred directors’ fees	8,199

Total liabilities	292,926,292

Net Assets	$1,513,069,331

Net assets were comprised of:
Common stock, at par	$132,629
Paid-in capital in excess of par	3,035,936,044

3,036,068,673
Undistributed net investment income	1,914,504
Accumulated net realized loss on investments and foreign currency transactions	(1,607,498,644)
Net unrealized appreciation on investments	82,584,798

Net assets, March 31, 2009	$1,513,069,331

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($763,012,325 ÷ 67,370,981 shares of common stock issued and outstanding)	$11.33
Maximum sales charge (5.50% of offering price)	.66

Maximum offering price to public	$11.99

Class B
Net asset value, offering price and redemption price per share
($50,883,244 ÷ 5,005,241 shares of common stock issued and outstanding)	$10.17

Class C
Net asset value, offering price and redemption price per share
($41,925,838 ÷ 4,124,129 shares of common stock issued and outstanding)	$10.17

Class R
Net asset value, offering price and redemption price per share
($2,988,488 ÷ 286,830 shares of common stock issued and outstanding)	$10.42

Class Z
Net asset value, offering price and redemption price per share
($654,259,436 ÷ 55,841,657 shares of common stock issued and outstanding)	$11.72

See Notes to Financial Statements.

Jennison Growth Fund	15

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $145,001)	$9,488,299
Affiliated income from securities loaned, net	625,445
Affiliated dividend income	222,450

Total income	10,336,194

Expenses
Management fee	4,499,852
Distribution fee—Class A	1,175,896
Distribution fee—Class B	299,068
Distribution fee—Class C	214,017
Distribution fee—Class R	6,702
Transfer agent’s fee and expenses (including affiliated expense of $754,000)	2,081,000
Custodian’s fees and expenses	108,000
Reports to shareholders	98,000
Directors’ fees	42,000
Registration fees	39,000
Legal fees and expenses	16,000
Insurance	13,000
Audit fee	10,000
Commitment fees	6,000
Interest Expense (Note 7)	1,314
Loan interest expense (Note 7)	565
Miscellaneous	8,645

Total expenses	8,619,059

Net investment income	1,717,135

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	(193,849,982)
Foreign currency transactions	(70,942)

(193,920,924)

Net change in unrealized appreciation (depreciation) on:
Investments	(257,284,228)

Net loss on investments and foreign currencies	(451,205,152)

Net Decrease In Net Assets Resulting From Operations	$(449,488,017)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,717,135	$380,371
Net realized loss on investment and foreign currency transactions	(193,920,924)	(29,369,148)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(257,284,228)	(541,489,332)

Net increase (decrease) in net assets resulting from operations	(449,488,017)	(570,478,109)

Dividends (Note 1)
Dividends from net investment income:
Class A	—	(272,891)
Class Z	—	(2,532,568)

	—	(2,805,459)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	148,695,319	436,822,323
Net asset value of shares issued in reinvestment of dividends	—	2,759,956
Cost of shares reacquired	(281,389,011)	(683,310,192)

Net decrease in net assets from Series share transactions	(132,693,692)	(243,727,913)

Total decrease	(582,181,709)	(817,011,481)

Net Assets
Beginning of period	2,095,251,040	2,912,262,521

End of period(a)	$1,513,069,331	$2,095,251,040

(a) Includes undistributed net investment income of:	$1,914,504	$197,369

See Notes to Financial Statements.

Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Growth Fund (the “Series”), Jennison Equity Opportunity Fund and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to the Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the

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securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), realized and unrealized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Company’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

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Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax-paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .600 of 1% of the Series’ average daily net assets up to $300 million, .575 of 1% of the next $2.7 billion and .550 of 1% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was .58 of 1% of the Series’ average daily net assets for the six months ended March 31, 2009.

Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares through January 31, 2008 and .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received approximately $89,300 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2009. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2009, it received approximately $600, $69,800 and $1,100 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”) and Wachovia

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Securities, LLC (“Wachovia”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2009, the Series incurred approximately $437,300 in total networking fees, of which $149,900 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2009, PIM has been compensated approximately $268,000 for these services.

As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Series’ Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Series’ Securities Lending Agent utilized collateral held on behalf of the Series for securities out on loan to compensate the Series for the failure of Lehman to return the securities.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2009 were $617,829,442 and $750,196,219, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and net unrealized appreciation as of March 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,755,502,496	$183,862,892	$(136,688,209)	$47,174,683

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2008 of approximately $1,338,406,000 of which $442,778,000 expires in 2010, $827,428,000 expires in 2011 and $68,190,000 expires in 2012. In addition, the Series utilized approximately $24,860,000 of its prior year capital loss carryforward to offset net taxable gains realized in the fiscal year ended September 30, 2008. Accordingly, no capital gains distribution is expected to be paid

Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

to shareholders until net gains have been realized in excess of such amounts. It is uncertain whether, the Series will be able to realize the full benefit prior to the expiration date. The Series has elected to treat post-October capital losses of approximately $49,305,000 and post-October currency losses of approximately $107,000 incurred in the eleven months ended September 30, 2008 as having been incurred in the next fiscal year.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 6.25 billion shares of $.001 par value common stock of the Company authorized which are divided into six series. There are 1.25 billion shares authorized for the Series divided into five classes, designated Class A, Class B, Class C, Class R and Class Z shares, each of which consists of 208,333,333 million authorized shares. The Series also may offer Class I shares, of which 208,333,333 million shares are authorized, but none are currently issued and outstanding. As of March 31, 2009, Prudential Investments Fund Management LLC owned 193 shares of Class R shares of the Series.

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Class A	Shares	Amount
Six months ended March 31, 2009:
Shares sold	5,566,743	$62,638,191
Shares reacquired	(14,116,613)	(160,318,454)

Net increase (decrease) in shares outstanding before conversion	(8,549,870)	(97,680,263)
Shares issued upon conversion from Class B	1,019,263	11,131,906

Net increase (decrease) in shares outstanding	(7,530,607)	$(86,548,357)

Year ended September 30, 2008:
Shares sold	7,794,941	$132,707,658
Shares reacquired	13,739	233,282
Net increase (decrease) in shares outstanding before conversion	(21,034,665)	(356,009,017)

Shares issued upon conversion from Class B	(13,225,985)	(223,068,077)
Net increase (decrease) in shares outstanding	2,142,084	36,115,281

	(11,083,901)	$(186,952,796)

Class B
Six months ended March 31, 2009:
Shares sold	209,240	$2,119,225
Shares reacquired	(657,314)	(6,657,774)

Net increase (decrease) in shares outstanding before conversion	(448,074)	(4,538,549)
Shares reacquired upon conversion into Class A	(1,133,850)	(11,131,906)

Net increase (decrease) in shares outstanding	(1,581,924)	$(15,670,455)

Year ended September 30, 2008:
Shares sold	464,323	$7,169,187
Shares reacquired	(1,383,550)	(21,314,763)

Net increase (decrease) in shares outstanding before conversion	(919,227)	(14,145,576)
Shares reacquired upon conversion into Class A	(2,370,706)	(36,115,281)

Net increase (decrease) in shares outstanding	(3,289,933)	$(50,260,857)

Class C
Six months ended March 31, 2009:
Shares sold	370,140	$3,840,153
Shares reacquired	(593,650)	(6,054,851)

Net increase (decrease) in shares outstanding	(223,510)	$(2,214,698)

Year ended September 30, 2008:
Shares sold	604,880	$9,476,871
Shares reacquired	(993,725)	(15,149,087)

Net increase (decrease) in shares outstanding	(388,845)	$(5,672,216)

Class R
Six months ended March 31, 2009:
Shares sold	102,570	$1,067,160
Shares reacquired	(46,491)	(476,414)

Net increase (decrease) in shares outstanding	56,079	$590,746

Year ended September 30, 2008:
Shares sold	95,535	$1,485,560
Shares reacquired	(41,965)	(642,107)

Net increase (decrease) in shares outstanding	53,570	$843,453

Jennison Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended March 31, 2009:
Shares sold	6,751,923	$79,030,590
Shares reacquired	(9,186,003)	(107,881,518)

Net increase (decrease) in shares outstanding	(2,434,080)	$(28,850,928)

Year ended September 30, 2008:
Shares sold	16,164,071	$285,983,047
Shares reacquired	139,892	2,526,674
Net increase (decrease) in shares outstanding	(16,577,720)	(290,195,218)

	(273,757)	$(1,685,497)

Note 7. Borrowing

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Series utilized the SCA during the six months ended March 31, 2009. The average daily balance for the 9 days the Series had an outstanding balance was $1,569,667 at a weighted average interest rate of approximately 1.44%.

During the six months ended March 31, 2009, the Series paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $260,594 at a weighted average interest rate of 2.97%.

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Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Series’ financial statement disclosures.

Jennison Growth Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.43

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.11)

Total from investment operations	(3.10)

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$11.33

Total Return(c):	(21.48)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$763,012
Average net assets (000)	$786,110
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(d)	1.19	%(g)
Expenses, excluding distribution and service (12b-1) fees	.89	%(g)
Net investment income (loss)	.14	%(g)
Portfolio turnover rate	39	%(h)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Series had contractually agreed to limit its distribution and service 12b-1 fees to .25 of 1% of the average daily net assets of the Class A shares through January 31, 2008.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Less than .005%.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,
2008	2007	2006	2005	2004

$18.22	$15.78	$15.31	$12.84	$11.77

(.01)	— (b)	(.03)	.01	(.04)
(3.78)	2.44	.50	2.46	1.11

(3.79)	2.44	.47	2.47	1.07

— (b)	—	—	—	—

$14.43	$18.22	$15.78	$15.31	$12.84

(20.78)%	15.46%	3.07%	19.24%	9.09%

$1,081,148	$1,566,814	$1,481,913	$1,348,039	$1,200,078
$1,374,025	$1,525,634	$1,393,481	$1,258,500	$1,237,249

1.08%	1.02%	1.04%	1.06%	1.05%
.80%	.77%	.79%	.81%	.80%
(.04)%	— (f)	(.18)%	.04%	(.27)%
83%	63%	72%	57%	68%

See Notes to Financial Statements.

Jennison Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.00

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.80)

Total from investment operations	(2.83)

Net asset value, end of period	$10.17

Total Return(b):	(21.77)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,883
Average net assets (000)	$59,981
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.89	%(d)
Expenses, excluding distribution and service (12b-1) fees	.89	%(d)
Net investment loss	(.54	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended September 30,
2008	2007	2006	2005	2004

$16.53	$14.42	$14.09	$11.90	$11.00

(.12)	(.12)	(.13)	(.09)	(.12)
(3.41)	2.23	.46	2.28	1.02

(3.53)	2.11	.33	2.19	.90

$13.00	$16.53	$14.42	$14.09	$11.90

(21.36)%	14.63%	2.34%	18.40%	8.18%

$85,641	$163,232	$243,951	$371,561	$481,876
$127,973	$205,950	$322,042	$439,078	$560,217

1.80%	1.77%	1.79%	1.81%	1.80%
.80%	.77%	.79%	.81%	.80%
(.75)%	(.75)%	(.91)%	(.66)%	(1.02)%

See Notes to Financial Statements.

Jennison Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.00

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.80)

Total from investment operations	(2.83)

Net asset value, end of period	$10.17

Total Return(b):	(21.77)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$41,926
Average net assets (000)	$42,922
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.89	%(d)
Expenses, excluding distribution and service (12b-1) fees	.89	%(d)
Net investment loss	(.56	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,
2008	2007	2005	2005	2004

$16.53	$14.42	$14.09	$11.90	$11.00

(.12)	(.12)	(.14)	(.08)	(.12)
(3.41)	2.23	.47	2.27	1.02

(3.53)	2.11	.33	2.19	.90

$13.00	$16.53	$14.42	$14.09	$11.90

(21.36)%	14.63%	2.34%	18.40%	8.18%

$56,527	$78,280	$83,123	$86,198	$96,253
$70,987	$79,797	$87,385	$91,313	$107,401

1.80%	1.77%	1.79%	1.81%	1.80%
.80%	.77%	.79%	.81%	.80%
(.76)%	(.75)%	(.99)%	(.61)%	(1.02)%

See Notes to Financial Statements.

Jennison Growth Fund	33

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2009
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$13.29

Income (loss) from investment operations:
Net investment loss	—	(h)
Net realized and unrealized gain on investment and foreign currency transactions	(2.87)

Total from investment operations	(2.87)

Net asset value, end of period	$10.42

Total Return(c):	(21.60)%
Ratios/Supplemental Data:
Net assets, end of period	$2,988
Average net assets (000)	$2,688
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.39	%(g)
Expenses, excluding distribution and service (12b-1) fees	.89	%(g)
Net investment loss	(.07	)%(g)

(a)	Inception date of Class R shares.
(b)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Amount is actual and not rounded.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	The distributor of the Series has contractually agreed to limit its distribution and service 12b-1 fees to .50 of 1% of the average daily net assets of the Class R shares.
(g)	Annualized.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30,			December 17, 2004(a) Through September 30, 2005
2008	2007	2006

$16.80	$14.59	$14.15	$12.97

(.04)	(.03)	(.06)	(.05)
(3.47)	2.24	.50	1.23

(3.51)	2.21	.44	1.18

$13.29	$16.80	$14.59	$14.15

(20.89)%	15.15%	3.11%	9.10%

$3,067	$2,977	$179,270 (d)	$2,727	(d)
$3,165	$1,849	$54,657 (d)	$2,528	(d)

1.30%	1.27%	1.29%	1.31	%(g)
.80%	.77%	.79%	.81	%(g)
(.26)%	(.20)%	(.47)%	(.52	)%(g)

See Notes to Financial Statements.

Jennison Growth Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.91

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.22)

Total from investment operations	(3.19)

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$11.72

Total Return(c):	(21.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$654,259
Average net assets (000)	$664,784
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.89	%(e)
Expenses, excluding distribution and service (12b-1) fees	.89	%(e)
Net investment income (loss)	.44	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,
2008	2007	2006	2005	2004

$18.80	$16.25	$15.72	$13.15	$12.03

.04	.04	.01	.04	— (b)
(3.89)	2.51	.52	2.53	1.12

(3.85)	2.55	.53	2.57	1.12

(.04)	—	—	—	—

$14.91	$18.80	$16.25	$15.72	$13.15

(20.51)%	15.69%	3.37%	19.54%	9.31%

$868,869	$1,100,959	$1,182,040	$1,393,365	$1,274,544
$1,026,959	$1,134,856	$1,305,889	$1,324,754	$1,441,730

.80%	.77%	.79%	.81%	.80%
.80%	.77%	.79%	.81%	.80%
.24%	.25%	.08%	.28%	(.02)%

See Notes to Financial Statements.

Jennison Growth Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Growth Fund
Share Class	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    IFS-A164381    Ed. 05/2009

MARCH 31, 2009	SEMIANNUAL REPORT

Jennison Equity Opportunity Fund

FUND TYPE

Multi-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Equity Opportunity Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.34%; Class B, 2.04%; Class C, 2.04%; Class R, 1.79%; Class Z, 1.04%. Net operating expenses apply to: Class A, 1.34%; Class B, 2.04%; Class C, 2.04%; Class R, 1.54%; Class Z, 1.04%, after contractual reduction through 1/31/2010.

Cumulative Total Returns as of 3/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–28.84%	–36.23%	–19.93%	47.43%	—
Class B	–29.10	–36.66	–22.83	36.79	—
Class C	–29.10	–36.71	–22.83	36.79	—
Class R	–28.94	–36.40	N/A	N/A	–25.98% (12/17/04)
Class Z	–28.72	–36.05	–18.93	51.13	—
S&P 500 Index[2]	–30.52	–38.06	–21.64	–26.23	**
Lipper Average[3]	–29.79	–38.11	–21.61	–0.36	***

Average Annual Total Returns[4] as of 3/31/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–39.74%	–5.43%	3.37%	—
Class B		–39.82	–5.16	3.18	—
Class C		–37.34	–5.05	3.18	—
Class R		–36.40	N/A	N/A	–6.77% (12/17/04)
Class Z		–36.05	–4.11	4.22	—
S&P 500 Index[2]		–38.06	–4.76	–3.00	**
Lipper Average[3]		–38.11	–4.86	–0.41	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

3The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Index Closest Month-End to Inception cumulative total return is –28.13% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is –7.48% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total return is –27.78% for Class R. Lipper Average Closest Month-End to Inception average annual total return is –7.48% for Class R.

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/09
ConAgra Foods, Inc., Food Products	2.8%
Cisco Systems, Inc., Communications Equipment	2.7
Goldman Sachs Group, Inc. (The), Capital Markets	2.6
Charles Schwab Corp. (The), Capital Markets	2.4
Pinnacle Entertainment, Inc., Hotels, Restaurants & Leisure	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/09
Capital Markets	8.0%
Oil, Gas & Consumable Fuels	7.6
Media	6.7
Food Products	6.1
Pharmaceuticals	5.8

Industry weightings reflect only long-term investments and are subject to change.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2008, at the beginning of the period, and held through the six-month period ended March 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.jennisondryden.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$711.60	1.34%	$5.72
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class B	Actual	$1,000.00	$709.00	2.04%	$8.69
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25

Class C	Actual	$1,000.00	$709.00	2.04%	$8.69
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25

Class R	Actual	$1,000.00	$710.60	1.54%	$6.57
	Hypothetical	$1,000.00	$1,017.25	1.54%	$7.75

Class Z	Actual	$1,000.00	$712.80	1.04%	$4.44
	Hypothetical	$1,000.00	$1,019.75	1.04%	$5.24

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	5

Portfolio of Investments

as of March 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.1%
COMMON STOCKS 95.1%

Aerospace & Defense 1.1%
89,300	Honeywell International, Inc.	$2,487,898

Airlines 1.8%
252,200	Delta Airlines, Inc.(a)	1,419,886
738,500	JetBlue Airways Corp.(a)(b)	2,695,525

		4,115,411

Auto Components 1.6%
368,400	Gentex Corp.	3,669,264

Capital Markets 8.0%
344,600	Charles Schwab Corp. (The)	5,341,300
55,200	Goldman Sachs Group, Inc. (The)	5,852,304
196,300	KKR Private Equity Investors LLP, RDU, Private Placement, 144A (cost $4,892,132; purchased 05/03/06-05/05/06)(a)(e)(f)	575,159
96,900	Lazard Ltd., “Class A”	2,848,860
134,100	Morgan Stanley (b)	3,053,457

		17,671,080

Chemicals 4.1%
307,700	Celanese Corp., “Class A”(b)	4,113,949
34,300	Monsanto Co.	2,850,330
167,100	Nalco Holdings Co.(b)	2,183,997

		9,148,276

Commercial Services & Supplies 2.8%
231,464	Republic Services, Inc.	3,969,608
91,800	Waste Management, Inc.	2,350,080

		6,319,688

Communications Equipment 4.6%
366,500	Cisco Systems, Inc.(a)	6,146,205
361,000	Nokia OYJ, ADR (Finland)	4,212,870

		10,359,075

Computers & Peripherals 0.5%
51,000	Diebold, Inc.	1,088,850

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Consumer Services 3.8%
135,800	Career Education Corp.(a)	$3,253,768
193,700	H&R Block, Inc.	3,523,403
96,400	Weight Watchers International, Inc.	1,788,220

		8,565,391

Energy Equipment & Services 3.6%
89,500	Schlumberger Ltd.	3,635,490
401,400	Weatherford International Ltd.(a)	4,443,498

		8,078,988

Food & Staples Retailing 1.8%
77,900	Wal-Mart Stores, Inc.	4,058,590

Food Products 6.1%
588,876	Cadbury PLC (United Kingdom)	4,452,860
367,300	ConAgra Foods, Inc.	6,196,351
331,200	Tyson Foods, Inc., “Class A”(b)	3,109,968

		13,759,179

Health Care Equipment & Supplies 1.6%
40,500	Alcon, Inc.	3,681,855

Hotels, Restaurants & Leisure 3.6%
151,000	Bally Technologies, Inc.(a)	2,781,420
750,300	Pinnacle Entertainment, Inc.(a)	5,282,112

		8,063,532

Household Durables 2.5%
225,500	Ryland Group, Inc.(b)	3,756,830
90,800	Sony Corp., ADR (Japan)	1,873,204

		5,630,034

Household Products 1.4%
70,200	Kimberly-Clark Corp.	3,236,922

Independent Power Producers & Energy Traders 1.4%
182,500	NRG Energy, Inc.(a)(b)	3,212,000

Insurance 2.9%
139,900	Axis Capital Holdings Ltd.	3,153,346
144,300	StanCorp Financial Group, Inc.	3,287,154

		6,440,500

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet & Catalog Retail 0.8%
127,160	HSN, Inc.(a)	$653,602
292,160	Ticketmaster Entertainment, Inc.(a)	1,078,071

		1,731,673

Internet Software & Services 1.3%
196,650	IAC/InterActive Corp.(a)	2,994,980

IT Services 1.5%
91,200	CACI International, Inc. “Class A”(a)(b)	3,327,888

Machinery 3.7%
99,100	Deere & Co.	3,257,417
90,900	Dover Corp.	2,397,942
116,700	IDEX Corp.(b)	2,552,229

		8,207,588

Media 6.7%
303,550	Discovery Communications, Inc., “Class A”(a)(b)	4,862,871
166,737	Liberty Global Inc., “Series C”(a)(b)	2,355,994
89,100	Time Warner Cable, Inc. “Class A”(b)	2,209,680
226,843	Viacom, Inc. “Class B”(a)	3,942,531
669,200	Warner Music Group Corp.(a)	1,572,620

		14,943,696

Metals & Mining 2.8%
147,300	Alcoa, Inc.	1,081,182
155,300	Goldcorp, Inc.(b)	5,174,596

		6,255,778

Oil, Gas & Consumable Fuels 7.6%
136,800	Newfield Exploration Co.(a)(b)	3,105,360
80,700	Occidental Petroleum Corp.	4,490,955
76,000	Peabody Energy Corp.	1,903,040
146,900	Suncor Energy, Inc.(b)	3,262,649
136,300	XTO Energy, Inc.	4,173,506

		16,935,510

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 5.8%
50,300	Novartis AG, ADR (Switzerland)	$1,902,849
119,500	Pfizer, Inc.	1,627,590
103,500	Shire PLC, ADR (United Kingdom)	3,719,790
96,900	Watson Pharmaceuticals, Inc.(a)(b)	3,014,559
62,700	Wyeth	2,698,608

		12,963,396

Road & Rail 0.6%
48,000	Ryder System, Inc.	1,358,880

Semiconductors & Semiconductor Equipment 1.6%
242,900	Intel Corp.	3,655,645

Software 5.1%
117,500	Adobe Systems, Inc.(a)	2,513,325
176,100	Check Point Software Technologies Ltd.(a)(b)	3,911,181
334,400	Symantec Corp.(a)	4,995,936

		11,420,442

Specialty Retail 1.2%
158,100	Urban Outfitters, Inc.(a)(b)	2,588,097

Trading Companies & Distributors 2.0%
300,900	Aircastle Ltd.	1,399,185
567,600	RSC Holdings, Inc.(a)(b)	2,985,576

		4,384,761

Wireless Telecommunication Services 1.2%
747,500	Sprint Nextel Corp.(a)	2,668,575

	Total long-term investments (cost $284,659,159)	213,023,442

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 26.5%

Affiliated Money Market Mutual Fund
59,320,423	Dryden Core Investment Fund - Taxable Money Market Series (cost $59,320,423 includes $50,054,520 of cash collateral received from securities on loan) (Note 3)(c)(d)	$59,320,423

	Total Investments(g) 121.6% (cost $343,979,582; Note 5)	272,343,865
	Liabilities in excess of other assets (21.6%)	(48,377,713)

	Net Assets 100.0%	$223,966,152

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

RDU—Restricted Depository Unit

(a)	Non-income producing security.
(b)	All or portion of security on loan. The aggregate market value of such securities is $47,989,973; cash collateral of $50,054,520 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates an illiquid security.
(f)	Indicates a security restricted to resale. The aggregate cost of such securities was $4,892,132. The aggregate value of $575,159 is approximately 0.3% of net assets.
(g)	As of March 31, 2009, one security valued at $575,159 and representing 0.3% of net assets was fair valued in accordance with the policies adopted by the board of trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$271,768,706	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	575,159	—

Total	$272,343,865	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 9/30/08	$1,845,220
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,270,061)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$575,159

See Notes to Financial Statements.

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The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (including 22.3% of collateral received for securities on loan)	26.5%
Capital Markets	8.0
Oil, Gas & Consumable Fuels	7.6
Media	6.7
Food Products	6.1
Pharmaceuticals	5.8
Software	5.1
Communications Equipment	4.6
Chemicals	4.1
Diversified Consumer Services	3.8
Machinery	3.7
Energy Equipment & Services	3.6
Hotels, Restaurants & Leisure	3.6
Insurance	2.9
Commercial Services & Supplies	2.8
Metals & Mining	2.8
Household Durables	2.5
Trading Companies & Distributors	2.0
Airlines	1.8
Food & Staples Retailing	1.8
Auto Components	1.6
Health Care Equipment & Supplies	1.6
Semiconductors & Semiconductor Equipment	1.6
IT Services	1.5
Household Products	1.4
Independent Power Producers & Energy Traders	1.4
Internet Software & Services	1.3
Specialty Retail	1.2
Wireless Telecommunication Services	1.2
Aerospace & Defense	1.1
Internet & Catalog Retail	0.8
Road & Rail	0.6
Computers & Peripherals	0.5

121.6
Liabilities in excess of other assets	(21.6)

100.0%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	13

Statement of Assets and Liabilities

as of March 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $47,989,973:
Unaffiliated investments (cost $284,659,159)	$213,023,442
Affiliated investments (cost $59,320,423)	59,320,423
Foreign currency, at value (cost $11)	11
Cash	104,218
Receivable for investments sold	2,439,289
Dividends receivable	383,195
Receivable for Series shares sold	74,371
Receivable from securities lending, net	24,444
Prepaid expenses	4,656

Total assets	275,374,049

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	50,054,520
Payable for investments purchased	433,839
Payable for Series shares reacquired	392,367
Accrued expenses	267,274
Management fee payable	109,897
Affiliated transfer agent fee payable	68,099
Distribution fee payable	72,382
Deferred directors' fees	9,519

Total liabilities	51,407,897

Net Assets	$223,966,152

Net assets were comprised of:
Common stock, at par	$28,300
Paid-in capital in excess of par	389,290,888

389,319,188
Undistributed net investment income	2,732,972
Accumulated net realized loss on investment and foreign currency transactions	(96,450,291)
Net unrealized depreciation on investments and foreign currencies	(71,635,717)

Net assets, March 31, 2009	$223,966,152

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($151,410,764 ÷ 18,837,163 shares of common stock issued and outstanding)	$8.04
Maximum sales charge (5.50% of offering price)	0.47

Maximum offering price to public	$8.51

Class B
Net asset value, offering price and redemption price per share ($23,463,655 ÷ 3,210,108 shares of common stock issued and outstanding)	$7.31

Class C
Net asset value, offering price and redemption price per share ($18,044,094 ÷ 2,468,251 shares of common stock issued and outstanding)	$7.31

Class R
Net asset value, offering price and redemption price per share ($2,108 ÷ 283 shares of common stock issued and outstanding)	$7.44

Class Z
Net asset value, offering price and redemption price per share ($31,045,531 ÷ 3,783,840 shares of common stock issued and outstanding)	$8.20

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	15

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $15,431)	$4,638,688
Affiliated income from securities loaned, net	259,926
Affiliated dividend income	57,552
Unaffiliated interest	13

Total income	4,956,179

Expenses
Management fee	723,883
Distribution fee—Class A	233,792
Distribution fee—Class B	161,825
Distribution fee—Class C	98,296
Distribution fee—Class R	23
Transfer agent’s fee and expenses (including affiliated expense of $143,600)	395,000
Reports to shareholders	37,000
Custodian’s fees and expenses	32,000
Registration fees	25,000
Directors’ fees	12,000
Audit fee	10,000
Legal fees and expenses	6,000
Insurance	2,000
Interest expense (Note 7)	518
Loan interest expense (Note 7)	162
Miscellaneous	5,822

Total expenses	1,743,321

Net investment income	3,212,858

Realized And Unrealized Gain (Loss) On Investments and Foreign Currencies
Net realized loss on:
Investment transactions	(79,049,137)
Foreign currency transactions	(21,522)

(79,070,659)

Net change in unrealized appreciation (depreciation) on:
Investments	(25,790,466)
Foreign currencies	1,294

(25,789,172)

Net loss on investment and foreign currencies	(104,859,831)

Net Decrease In Net Assets Resulting From Operations	$(101,646,973)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$3,212,858	$1,802,482
Net realized gain (loss) on investment and foreign currency transactions	(79,070,659)	1,979,743
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,789,172)	(122,535,824)

Net decrease in net assets resulting from operations	(101,646,973)	(118,753,599)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(686,063)	(1,234,491)
Class B	—	(71,845)
Class C	—	(30,261)
Class R	(59)	(9)
Class Z	(221,346)	(447,631)

	(907,468)	(1,784,237)

Distributions from net realized gains
Class A	—	(47,081,407)
Class B	—	(19,645,048)
Class C	—	(7,702,370)
Class R	—	(543)
Class Z	—	(10,652,564)

	—	(85,081,932)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,020,099	37,331,938
Net asset value of shares issued in reinvestment of dividends and distributions	868,814	82,992,943
Cost of shares reacquired	(41,568,603)	(133,412,888)

Net decrease in net assets from Series share transactions	(26,679,690)	(13,088,007)

Total decrease	(129,234,131)	(218,707,775)

Net Assets
Beginning of period	353,200,283	571,908,058

End of period(a)	$223,966,152	$353,200,283

(a) Includes undistributed net investment income of:	$2,732,972	$427,582

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on August 10, 1995 and consists of six series: Jennison Equity Opportunity Fund (the “Series”), Jennison Growth Fund and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Growth Allocation Fund, JennisonDryden Moderate Allocation Fund and JennisonDryden Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with The Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the

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holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Series at the end of the fiscal period may include registration rights under which the Series may demand registration by the issuers, of which the Series may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Series may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Series may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited as to dollar

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amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) continued

agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the average daily net assets of the Series up to $300 million and .575 of 1% of the average daily net assets of the Series over $300 million. The effective management fee rate was .60 of 1% of the Series average daily net assets for the six months ended March 31, 2009.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50 of 1% for Class R shares.

PIMS has advised the Series that it received approximately $21,900 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2009. From these fees PIMS paid such sales charges to affiliated brokers/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2009, it received approximately $400, $22,600 and $1,400 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

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PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2009, the Series incurred approximately $118,000 in total networking fees, of which approximately $58,200 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2009, PIM has been compensated approximately $111,400 for these services.

As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Fund’s Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Fund’s Securities Lending Agent utilized collateral held on behalf of the Fund for securities out on loan to compensate the Fund for the failure of Lehman to return the securities.

The Series invests in the Taxable Money Market Series (the “portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2009 were $85,403,292 and $108,474,827, respectively.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$348,346,849	$10,167,867	$(86,170,851)	$(76,002,984)

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares. As of March 31, 2009 Prudential owned 138 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2009:
Shares sold	1,203,195	$9,875,136
Shares issued in reinvestment of dividends and distributions	80,315	652,968
Shares reacquired	(3,278,564)	(26,777,204)

Net increase (decrease) in shares outstanding before conversion	(1,995,054)	(16,249,100)
Shares issued upon conversion from Class B	1,146,792	9,005,423

Net increase (decrease) in shares outstanding	(848,262)	$(7,243,677)

Year ended September 30, 2008:
Shares sold	1,633,792	$22,372,484
Shares issued in reinvestment of dividends and distributions	3,352,636	46,067,368
Shares reacquired	(5,543,575)	(76,358,961)

Net increase (decrease) in shares outstanding before conversion	(557,147)	(7,919,109)
Shares issued upon conversion from Class B	1,931,389	25,107,971

Net increase (decrease) in shares outstanding	1,374,242	$17,188,862

Class B
Six months ended March 31, 2009:
Shares sold	104,883	$784,163
Shares issued in reinvestment of distributions	1	7
Shares reacquired	(772,295)	(5,717,541)

Net increase (decrease) in shares outstanding before conversion	(667,411)	(4,933,371)
Shares reacquired upon conversion into Class A	(1,259,054)	(9,005,423)

Net increase (decrease) in shares outstanding	(1,926,465)	$(13,938,794)

Year ended September 30, 2008:
Shares sold	188,888	$2,417,365
Shares issued in reinvestment of distributions	1,505,273	18,858,581
Shares reacquired	(2,012,486)	(25,044,519)

Net increase (decrease) in shares outstanding before conversion	(318,325)	(3,768,573)
Shares reacquired upon conversion into Class A	(2,123,444)	(25,107,971)

Net increase (decrease) in shares outstanding	(2,441,769)	$(28,876,544)

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2009:
Shares sold	98,607	$748,739
Shares issued in reinvestment of distributions	—	—
Shares reacquired	(445,011)	(3,295,657)

Net increase (decrease) in shares outstanding	(346,404)	$(2,546,918)

Year ended September 30, 2008:
Shares sold	176,313	$2,278,438
Shares issued in reinvestment of distributions	576,235	7,219,201
Shares reacquired	(887,338)	(11,057,853)

Net increase (decrease) in shares outstanding	(134,790)	$(1,560,214)

Class R
Six months ended March 31, 2009:
Shares sold	350	$2,741
Shares issued in reinvestment of dividends and distributions	8	59
Shares reacquired	(1,469)	(11,125)

Net increase (decrease) in shares outstanding	(1,111)	$(8,325)

Year ended September 30, 2008:
Shares sold	1,146	$12,944
Shares issued in reinvestment of dividends and distributions	44	552
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,190	$13,496

Class Z
Six months ended March 31, 2009:
Shares sold	314,297	$2,609,320
Shares issued in reinvestment of dividends and distributions	26,029	215,780
Shares reacquired	(690,226)	(5,767,076)

Net increase (decrease) in shares outstanding	(349,900)	$(2,941,976)

Year ended September 30, 2008:
Shares sold	764,372	$10,250,707
Shares issued in reinvestment of dividends and distributions	774,369	10,847,241
Shares reacquired	(1,512,304)	(20,951,555)

Net increase (decrease) in shares outstanding	26,437	$146,393

Note 7. Borrowing

The Company, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The

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SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Series utilized the SCA during the six months ended March 31, 2009. The average daily balance for the 7 days the Fund had loans outstanding during the period was approximately $684,000 at a weighted average interest rate of 1.22%.

During the six months ended March 31, 2009, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $697,654 at a weighted average interest rate of 3.15%.

Note 8. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.35

Income (loss) from investment operations
Net investment income	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.38)

Total from investment operations	(3.27)

Less Dividends and Distributions
Dividends from net investment income	(.04)
Distributions from net realized gains	—

Total dividends and distributions	(.04)

Net asset value, end of period	$8.04

Total Return(b):	(28.84)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$151,411
Average net assets (000)	$156,305
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.04	%(d)
Net investment income	2.79	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	35	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Series invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,
2008(a)	2007(a)	2006(a)	2005	2004

$17.74	$17.38	$18.47	$16.60	$14.22

.08	.06	.02	.13	.02
(3.74)	2.65	1.70	2.14	2.36

(3.66)	2.71	1.72	2.27	2.38

(.07)	(.02)	(.09)	(.03)	—
(2.66)	(2.33)	(2.72)	(.37)	—

(2.73)	(2.35)	(2.81)	(.40)	—

$11.35	$17.74	$17.38	$18.47	$16.60

(23.30)%	17.21%	10.68%	13.91%	16.74%

$223,338	$324,835	$306,424	$326,512	$338,249
$271,189	$324,483	$314,651	$336,880	$318,726

1.06%	1.06%	1.11%	1.12%	1.07%
.78%	.81%	.86%	.87%	.82%
.56%	.33%	.10%	.68%	.11%

76%	77%	75%	93%	102%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.31

Income (loss) from investment operations
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.07)

Total from investment operations	(3.00)

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$7.31

Total Return(b):	(29.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,464
Average net assets (000)	$32,457
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.04	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.04	%(d)
Net investment income (loss)	1.96	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Series invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,
2008(a)	2007(a)	2006(a)	2005	2004

$16.43	$16.34	$17.56	$15.88	$13.71

(.02)	(.07)	(.04)	(.01)	(.11)
(3.43)	2.49	1.54	2.06	2.28

(3.45)	2.42	1.50	2.05	2.17

(0.01)	—	—	—	—
(2.66)	(2.33)	(2.72)	(.37)	—

(2.67)	(2.33)	(2.72)	(0.37)	—

$10.31	$16.43	$16.34	$17.56	$15.88

(23.88)%	16.40%	9.83%	13.12%	15.83%

$52,943	$124,475	$143,053	$180,496	$213,606
$92,183	$137,977	$161,565	$202,371	$235,162

1.78%	1.81%	1.86%	1.87%	1.82%
.78%	.81%	.86%	.87%	.82%
(.18)%	(.42)%	(.26)%	(.05)%	(.63)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.31

Income (loss) from investment operations
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.08)

Total from investment operations	(3.00)

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$7.31

Total Return(b):	(29.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,044
Average net assets (000)	$19,716
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.04	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.04	%(d)
Net investment income (loss)	2.04	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Series invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,
2008(a)	2007(a)	2006(a)	2005	2004

$16.43	$16.34	$17.56	$15.88	$13.71

(.02)	(.07)	(.05)	(.01)	(.11)
(3.43)	2.49	1.55	2.06	2.28

(3.45)	2.42	1.50	2.05	2.17

(0.01)	—	—	—	—
(2.66)	(2.33)	(2.72)	(.37)	—

(2.67)	(2.33)	(2.72)	(.37)	—

$10.31	$16.43	$16.34	$17.56	$15.88

(23.88)%	16.40%	9.83%	13.12%	15.83%

$29,011	$48,445	$50,717	$59,409	$66,322
$38,511	$50,851	$54,051	$63,559	$70,174

1.78%	1.81%	1.86%	1.87%	1.82%
.78%	.81%	.86%	.87%	.82%
(.17)%	(.42)%	(.35)%	(.06)%	(.64)%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	33

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.52

Income (loss) from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.07)

Total from investment operations	(3.04)

Less Dividends and Distributions
Dividends from net investment income	(0.04)
Distributions from net realized gains	—

Total dividends and distributions	(0.04)

Net asset value, end of period	$7.44

Total Return(c):	(28.94)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2
Average net assets (000)	$9
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.54	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.04	%(e)
Net investment income	.81	%(e)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	During the period, the distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Does not include the expenses of the underlying funds in which the Series invests.

See Notes to Financial Statements.

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Class R
Year-Ended September 30,			December 17, 2004(a) Through September 30, 2005
2008(b)	2007(b)	2006(b)

$16.67	$16.48	$17.70	$16.73

.06	.02	.04	.04
(3.51)	2.50	1.51	.93

(3.45)	2.52	1.55	.97

(0.04)	—	(.05)	—
(2.66)	(2.33)	(2.72)	—

(2.70)	(2.33)	(2.77)	—

$10.52	$16.67	$16.48	$17.70

(23.53)%	16.94%	10.12%	5.80%

$15	$3	$3	$3
$6	$3	$3	$3

1.28%	1.31%	1.36%	1.37	%(e)
.78%	.81%	.86%	.87	%(e)
.52%	.10%	.23%	.27	%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.59

Income (loss) from investment operations
Net investment income	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.46)

Total from investment operations	(3.33)

Less Dividends and Distributions
Dividends from net investment income	(.06)
Distributions from net realized gains	—

Total dividends and distributions	(.06)

Net asset value, end of period	$8.20

Total Return(b):	(28.72)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,046
Average net assets (000)	$33,497
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.04	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.04	%(d)
Net investment income	3.11	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Series invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended September 30,
2008(a)	2007(a)	2006(a)	2005	2004

$18.05	$17.65	$18.74	$16.83	$14.38

.12	.10	.12	.18	.06
(3.81)	2.71	1.66	2.17	2.39

(3.69)	2.81	1.78	2.35	2.45

(.11)	(.08)	(.15)	(.07)	—
(2.66)	(2.33)	(2.72)	(.37)	—

(2.77)	(2.41)	(2.87)	(.44)	—

$11.59	$18.05	$17.65	$18.74	$16.83

(23.06)%	17.52%	10.92%	14.23%	17.04%

$47,893	$74,149	$96,626	$277,372	$346,241
$60,764	$79,338	$184,440	$313,971	$323,831

.78%	.81%	.86%	.87%	.82%
.78%	.81%	.86%	.87%	.82%
.84%	.58%	.69%	.96%	.36%

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./Jennison Equity Opportunity Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer •
Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Equity Opportunity Fund
Share Class	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    IFS-A164369    Ed. 05/2009

MARCH 31, 2009	SEMIANNUAL REPORT

JennisonDryden Asset Allocation Funds

JennisonDryden Conservative Allocation Fund

JennisonDryden Moderate Allocation Fund

JennisonDryden Growth Allocation Fund

FUND TYPE

Balanced/allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

JENNISONDRYDEN ASSET ALLOCATION FUNDS

May 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

JennisonDryden Asset Allocation Funds

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	1

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Conservative Allocation Fund is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.76%; Class B, 2.46%; Class C, 2.46%; Class R, 2.21%; Class Z, 1.46%. Net operating expenses apply to: Class A, 1.54%; Class B, 2.29%; Class C, 2.29%; Class R, 1.79%; Class Z, 1.29%, after contractual reduction through 1/31/2010. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.79% for each share class.

Cumulative Total Returns as of 3/31/09
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–11.48%	–17.41%	3.18%	3.29%
Class B	–11.77	–18.06	–0.67	–0.57
Class C	–11.85	–18.06	–0.67	–0.57
Class R	–11.60	–17.64	N/A	–15.38
Class Z	–11.33	–17.22	4.54	4.74
JDAA Conservative Customized Blend[2]	–12.73	–19.23	2.47	**
Russell 1000 Index[3]	–30.59	–38.27	–20.72	***
S&P 500 Index[4]	–30.52	–38.06	–21.64	****
Lipper Average[5]	–18.12	–25.56	–8.61	*****

Average Annual Total Returns[6] as of 3/31/09
		One Year	Five Years	Since Inception[1]
Class A		–21.95%	–0.50%	–0.48%
Class B		–22.01	–0.31	–0.29
Class C		–18.85	–0.13	–0.11
Class R		–17.64	N/A	–7.25
Class Z		–17.22	0.89	0.93
JDAA Conservative Customized Blend[2]		–19.23	0.49	**
Russell 1000 Index[3]		–38.27	–4.54	***
S&P 500 Index[4]		–38.06	–4.76	****
Lipper Average[5]		–25.56	–1.87	*****

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the JDAA Conservative Customized Blend, Russell 1000 Index, S&P 500 Index, and Lipper Mixed-Asset Target Allocation Moderate Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The JennisonDryden Asset Allocation (JDAA) Conservative Customized Blend is a model portfolio consisting of the Russell 3000 Index (25%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (10%), the Barclays Capital U.S. Aggregate Bond Index (30%), the Merrill Lynch 1-3 Year Corporate Index (30%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the JDAA Conservative Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Conservative Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Conservative Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. Funds in the Lipper Average normally seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**JDAA Conservative Customized Blend Closest Month-End to Inception cumulative total returns are 2.47% for Class A, Class B, Class C, and Class Z; and –16.57% for Class R. JDAA Conservative Customized Blend Closest Month-End to Inception average annual total returns are 0.49% for Class A, Class B, Class C, and Class Z; and –7.74% for Class R.

***Russell 1000 Index Closest Month-End to Inception cumulative total returns are –20.72% for Class A, Class B, Class C, and Class Z; and –40.89% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are –4.54% for Class A, Class B, Class C, and Class Z; and –20.84% for Class R.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	3

Your Fund’s Performance (continued)

****S&P 500 Index Closest Month-End to Inception cumulative total returns are –21.64% for Class A, Class B, Class C, and Class Z; and –40.83% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are –4.76% for Class A, Class B, Class C, and Class Z; and –20.80% for Class R.

*****Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns are –8.61% for Class A, Class B, Class C, and Class Z; and –25.64% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns are –1.87% for Class A, Class B, Class C, and Class Z; and –12.45% for Class R.

Investors cannot invest directly in an index. The returns for the JDAA Conservative Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

4	Visit our website at www.jennisondryden.com

Performance Target—JDAA Conservative Customized Blend

The JennisonDryden Conservative Allocation Fund seeks to beat a performance target—the JDAA Conservative Customized Blend—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2009, and their weightings in the JennisonDryden Conservative Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to beat this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is a broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	5

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Moderate Allocation Fund is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.76%; Class B, 2.46%; Class C, 2.46%; Class R, 2.21%; Class Z, 1.46%. Net operating expenses apply to: Class A, 1.62%; Class B, 2.37%; Class C, 2.37%; Class R, 1.87%; Class Z, 1.37%, after contractual reduction through 1/31/2010. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.87% for each share class.

Cumulative Total Returns as of 3/31/09
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–19.63%	–27.71%	–4.96%	–4.77%
Class B	–19.93	–28.22	–8.50	–8.32
Class C	–19.86	–28.22	–8.50	–8.31
Class R	–19.72	–27.85	N/A	–28.05
Class Z	–19.53	–27.54	–3.91	–3.72
JDAA Moderate Customized Blend[2]	–21.00	–28.80	–6.29	**
Russell 1000 Index[3]	–30.59	–38.27	–20.72	***
S&P 500 Index[4]	–30.52	–38.06	–21.64	****
Lipper Average[5]	–21.51	–29.69	–11.30	*****

Average Annual Total Returns[6] as of 3/31/09
		One Year	Five Years	Since Inception[1]
Class A		–31.69%	–2.13%	–2.08%
Class B		–31.64	–1.93	–1.89
Class C		–28.90	–1.76	–1.72
Class R		–27.85	N/A	–13.80
Class Z		–27.54	–0.79	–0.75
JDAA Moderate Customized Blend[2]		–28.80	–1.29	**
Russell 1000 Index[3]		–38.27	–4.54	***
S&P 500 Index[4]		–38.06	–4.76	****
Lipper Average[5]		–29.69	–2.45	*****

6	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Moderate Customized Blend and Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The JennisonDryden Asset Allocation (JDAA) Moderate Customized Blend is a model portfolio consisting of the Russell 3000 Index (45%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (15%), the Barclays Capital U.S. Aggregate Bond Index (20%), the Merrill Lynch 1-3 Year Corporate Index (15%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the JDAA Moderate Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Moderate Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Moderate Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**JDAA Moderate Customized Blend Closest Month-End to Inception cumulative total returns are –6.29% for Class A, Class B, Class C, and Class Z; and –28.56% for Class R. JDAA Moderate Customized Blend Closest Month-End to Inception average annual total returns are –1.29% for Class A, Class B, Class C, and Class Z; and –13.88% for Class R.

***Russell 1000 Index Closest Month-End to Inception cumulative total returns are –20.72% for Class A, Class B, Class C, and Class Z; and –40.89% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are –4.54% for Class A, Class B, Class C, and Class Z; and –20.84% for Class R.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	7

Your Fund’s Performance (continued)

****S&P 500 Index Closest Month-End to Inception cumulative total returns are –21.64% for Class A, Class B, Class C, and Class Z; and –40.83% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are –4.76% for Class A, Class B, Class C, and Class Z; and –20.80% for Class R.

*****Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns are –11.30% for Class A, Class B, Class C, and Class Z; and –30.25% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns are –2.45% for Class A, Class B, Class C, and Class Z; and –14.90% for Class R.

Investors cannot invest directly in an index. The returns for the JDAA Moderate Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

8	Visit our website at www.jennisondryden.com

Performance Target—JDAA Moderate Customized Blend

The JennisonDryden Moderate Allocation Fund seeks to beat a performance target—the JDAA Moderate Customized Blend—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2009, and their weightings in the JennisonDryden Moderate Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to beat this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Merrill Lynch 1-3 Year Corporate Index consists of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is a broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	9

Your Fund’s Performance

Fund objective

The investment objective of the JennisonDryden Growth Allocation Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.19%; Class B, 2.89%; Class C, 2.89%; Class R, 2.64%; Class Z, 1.89%. Net operating expenses apply to: Class A, 1.70%; Class B, 2.45%; Class C, 2.45%; Class R, 1.95%; Class Z, 1.45%, after contractual reduction through 1/31/2010. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.95% for each share class.

Cumulative Total Returns as of 3/31/09
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–27.86%	–37.73%	–14.60%	–14.43%
Class B	–28.17	–38.19	–17.66	–17.50
Class C	–28.07	–38.16	–17.55	–17.38
Class R	–27.95	–37.86	N/A	–40.02
Class Z	–27.85	–37.59	–13.55	–13.38
JDAA Growth Customized Blend[2]	–28.79	–38.01	–14.39	**
Russell 1000 Index[3]	–30.59	–38.27	–20.72	***
S&P 500 Index[4]	–30.52	–38.06	–21.64	****
Lipper Average[5]	–29.79	–38.11	–21.61	*****

Average Annual Total Returns[6] as of 3/31/09
		One Year	Five Years	Since Inception[1]
Class A		–41.15%	–4.20%	–4.16%
Class B		–41.19	–3.99	–3.95
Class C		–38.76	–3.79	–3.74
Class R		–37.86	N/A	–20.58
Class Z		–37.59	–2.87	–2.83
JDAA Growth Customized Blend[2]		–38.01	–3.06	**
Russell 1000 Index[3]		–38.27	–4.54	***
S&P 500 Index[4]		–38.06	–4.76	****
Lipper Average[5]		–38.11	–4.86	*****

10	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, JDAA Growth Customized Blend, and Lipper Multi-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The JennisonDryden Asset Allocation (JDAA) Growth Customized Blend is a model portfolio consisting of the Russell 3000 Index (60%), the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index (25%), the Barclays Capital U.S. Aggregate Bond Index (10%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the JDAA Growth Customized Blend is an unmanaged index generally considered as representing the performance of its asset class. The JDAA Growth Customized Blend is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The JDAA Growth Customized Blend does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes.

3The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

4The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

5The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**JDAA Growth Customized Blend Closest Month-End to Inception cumulative total returns are –14.39% for Class A, Class B, Class C, and Class Z; and –39.45% for Class R. JDAA Growth Customized Blend Closest Month-End to Inception average annual total returns are –3.06% for Class A, Class B, Class C, and Class Z; and –19.98% for Class R.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	11

Your Fund’s Performance (continued)

***Russell 1000 Index Closest Month-End to Inception cumulative total returns are –20.72% for Class A, Class B, Class C, and Class Z; and –40.89% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are –4.54% for Class A, Class B, Class C, and Class Z; and –20.84% for Class R.

****S&P 500 Index Closest Month-End to Inception cumulative total returns are –21.64% for Class A, Class B, Class C, and Class Z; and –40.83% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are –4.76% for Class A, Class B, Class C, and Class Z; and –20.80% for Class R.

*****Lipper Multi-Cap Closest Month-End to Inception cumulative total returns are –21.61% for Class A, Class B, Class C, and Class Z; and –40.68% for Class R. Lipper Multi-Cap Closest Month-End to Inception average annual total returns are –4.86% for Class A, Class B, Class C, and Class Z; and –20.83% for Class R.

Investors cannot invest directly in an index. The returns for the JDAA Growth Customized Blend, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—JDAA Growth Customized Blend

The JennisonDryden Growth Allocation Fund seeks to exceed a performance target—the JDAA Growth Customized Blend—consisting of a weighted average return of four securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2009, and their weightings in the JennisonDryden Growth Customized Blend. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific JennisonDryden mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is a broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	13

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2008, at the beginning of the period, and held through the six-month period ended March 31, 2009. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

JennisonDryden Conservative Allocation Fund		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$885.20	1.54%	$7.24
	Hypothetical	$1,000.00	$1,017.25	1.54%	$7.75

Class B	Actual	$1,000.00	$882.30	2.29%	$10.75
	Hypothetical	$1,000.00	$1,013.51	2.29%	$11.50

Class C	Actual	$1,000.00	$881.50	2.29%	$10.74
	Hypothetical	$1,000.00	$1,013.51	2.29%	$11.50

Class R	Actual	$1,000.00	$884.00	1.79%	$8.41
	Hypothetical	$1,000.00	$1,016.01	1.79%	$9.00

Class Z	Actual	$1,000.00	$886.70	1.29%	$6.07
	Hypothetical	$1,000.00	$1,018.50	1.29%	$6.49

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	15

Fees and Expenses (continued)

JennisonDryden Moderate Allocation Fund		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$803.70	1.62%	$7.28
	Hypothetical	$1,000.00	$1,016.85	1.62%	$8.15

Class B	Actual	$1,000.00	$800.70	2.37%	$10.64
	Hypothetical	$1,000.00	$1,013.11	2.37%	$11.89

Class C	Actual	$1,000.00	$801.40	2.37%	$10.64
	Hypothetical	$1,000.00	$1,013.11	2.37%	$11.89

Class R	Actual	$1,000.00	$802.80	1.87%	$8.40
	Hypothetical	$1,000.00	$1,015.61	1.87%	$9.40

Class Z	Actual	$1,000.00	$804.70	1.37%	$6.16
	Hypothetical	$1,000.00	$1,018.10	1.37%	$6.89

JennisonDryden Growth Allocation Fund		Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$721.40	1.70%	$7.30
	Hypothetical	$1,000.00	$1,016.45	1.70%	$8.55

Class B	Actual	$1,000.00	$718.30	2.45%	$10.50
	Hypothetical	$1,000.00	$1,012.72	2.45%	$12.29

Class C	Actual	$1,000.00	$719.30	2.45%	$10.50
	Hypothetical	$1,000.00	$1,012.72	2.45%	$12.29

Class R	Actual	$1,000.00	$720.50	1.95%	$8.36
	Hypothetical	$1,000.00	$1,015.21	1.95%	$9.80

Class Z	Actual	$1,000.00	$721.50	1.45%	$6.22
	Hypothetical	$1,000.00	$1,017.70	1.45%	$7.29

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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JennisonDryden Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2009 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.7%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund (Class Z)	283,491	$2,710,170
Dryden Government Income Fund, Inc. (Class Z)	1,812,277	16,129,267
Dryden High Yield Fund, Inc. (Class Z)	706,263	2,860,366
Dryden International Equity Fund (Class Z)	742,551	2,947,928
Dryden Mid-Cap Value Fund (Class Z)	159,594	1,179,400
Dryden Short-Term Corporate Bond Fund (Class Z)	1,516,543	16,196,682
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	104,395	1,073,179
Dryden US Equity Active Extension Fund (Class Z)	506,610	2,695,167
Jennison 20/20 Focus Fund (Class Z)	321,131	3,124,600
Jennison Growth Fund (Class Z)	203,385	2,383,667
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	71,259	1,175,061
Jennison Natural Resources Fund, Inc. (Class Z)	36,546	1,052,537
Jennison Value Fund (Class Z)	587,259	5,279,456

TOTAL LONG-TERM INVESTMENTS (cost $64,289,687)		58,807,480

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $797,988; Note 3)	797,988	797,988

TOTAL INVESTMENTS(b) 100.0% (cost $65,087,675; Note 5)		59,605,468
Liabilities in excess of other assets		(5,048)

NET ASSETS 100.0%		$59,600,420

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	17

JennisonDryden Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$59,605,468	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$59,605,468	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Short-Term Debt	27.2%
U.S. Government Debt	27.1
Large-Cap Core	9.8
Large-Cap Value	8.8
International	4.9
High Yield	4.8
Real Estate	4.5
Large-Cap Growth	4.0
Small/Mid-Cap Growth	2.0
Small/Mid-Cap Value	2.0
Sector	1.8
Small-Cap Core	1.8

98.7
Short-Term Investment	1.3
Liabilities in excess of other assets	— (a)

100.0%

(a)	Less than 0.05%

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2009 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.9%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund (Class Z)	398,848	$3,812,983
Dryden Government Income Fund, Inc. (Class Z)	1,500,982	13,358,742
Dryden High Yield Fund, Inc. (Class Z)	718,679	2,910,649
Dryden International Equity Fund (Class Z)	2,133,841	8,471,348
Dryden Mid-Cap Value Fund (Class Z)	235,500	1,740,342
Dryden Short-Term Corporate Bond Fund (Class Z)	1,209,280	12,915,110
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	287,460	2,955,086
Dryden US Equity Active Extension Fund (Class Z)	1,111,411	5,912,706
Jennison 20/20 Focus Fund (Class Z)	732,009	7,122,447
Jennison Equity Opportunity Fund (Class Z)	408,724	3,351,538
Jennison Growth Fund (Class Z)	511,689	5,996,994
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	205,840	3,394,301
Jennison Natural Resources Fund, Inc. (Class Z)	76,458	2,201,990
Jennison Value Fund (Class Z)	1,122,892	10,094,797

TOTAL LONG-TERM INVESTMENTS (cost $107,376,193)		84,239,033

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $986,589; Note 3)	986,589	986,589

TOTAL INVESTMENTS(b) 100.0% (cost $108,362,782; Note 5)		85,225,622
Liabilities in excess of other assets		(23,086)

NET ASSETS 100.0%		$85,202,536

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as a manager of the underlying funds in which the Fund invests.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	19

JennisonDryden Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$85,225,622	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$85,225,622	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

U.S. Government Debt	15.7%
Large-Cap Core	15.3
Short-Term Debt	15.2
Large-Cap Value	11.9
Large/Mid-Cap Growth	11.0
International	9.9
Global Real Estate	4.5
Multi-Cap Value	3.9
Small-Cap Core	3.5
High Yield	3.4
Natural Resources	2.6
Small/Mid-Cap Value	2.0

98.9
Short-Term Investment	1.1
Liabilities in excess of other assets	— (a)

100.0%

(a)	Less than 0.05%

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund

Portfolio of Investments

as of March 31, 2009 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Dryden Global Real Estate Fund (Class Z)	197,360	$1,886,766
Dryden International Equity Fund (Class Z)	1,902,420	7,552,605
Dryden Mid-Cap Value Fund (Class Z)	184,011	1,359,838
Dryden Small-Cap Core Equity Fund, Inc. (Class Z)	328,110	3,372,970
Dryden Total Return Bond Fund, Inc. (Class Z)	348,751	4,028,072
Dryden US Equity Active Extension Fund (Class Z)	767,200	4,081,505
Jennison 20/20 Focus Fund (Class Z)	486,046	4,729,228
Jennison Equity Opportunity Fund (Class Z)	220,587	1,808,815
Jennison Growth Fund (Class Z)	388,568	4,554,022
Jennison Mid-Cap Growth Fund, Inc. (Class Z)(a)	162,032	2,671,907
Jennison Natural Resources Fund, Inc. (Class Z)	58,424	1,682,624
Jennison Value Fund (Class Z)	750,140	6,743,760

TOTAL LONG-TERM INVESTMENTS (cost $67,110,440)		44,472,112

SHORT-TERM INVESTMENT 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $516,031; Note 3)	516,031	516,031

TOTAL INVESTMENTS(b) 100.2% (cost $67,626,471; Note 5)		44,988,143
Liabilities in excess of other assets (0.2%)		(111,831)

NET ASSETS 100.0%		$44,876,312

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	21

JennisonDryden Growth Allocation Fund

Portfolio of Investments

as of March 31, 2009 (Unaudited) continued

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$44,988,143	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$44,988,143	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and March 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Large-Cap Value	24.1%
International	17.0
Large-Cap Core	10.5
Large-Cap Growth	10.1
Multi-Sector Debt	9.0
Small-Cap Core	7.5
Small/Mid-Cap Growth	6.0
Real Estate	4.2
Multi-Cap Value	4.0
Sector	3.7
Small/Mid-Cap Value	3.0

99.1
Short-Term Investment	1.1
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

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Financial Statements

MARCH 31, 2009	SEMIANNUAL REPORT

JennisonDryden Asset Allocation Funds

JennisonDryden Conservative Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2009 (Unaudited)

Assets
Affiliated investments, at value (cost $65,087,675)	$59,605,468
Receivable for Fund shares sold	164,149
Dividends receivable	35,109
Prepaid expenses	614

Total assets	59,805,340

Liabilities
Payable for Fund shares reacquired	112,782
Accrued expenses	49,940
Distribution fee payable	32,786
Affiliated transfer agent fee payable	8,426
Deferred directors’ fees	748
Management fee payable	238

Total liabilities	204,920

Net Assets	$59,600,420

Net assets were comprised of:
Common stock, at par	$6,777
Paid-in capital in excess of par	72,020,194

72,026,971
Undistributed net investment income	213,862
Accumulated net realized loss on investment transactions	(7,158,206)
Net unrealized depreciation on investments	(5,482,207)

Net assets, March 31, 2009	$59,600,420

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($24,833,546 ÷ 2,818,845 shares of common stock issued and outstanding)	$8.81
Maximum sales charge (5.50% of offering price)	.51

Maximum offering price to public	$9.32

Class B
Net asset value, offering price and redemption price per share ($24,290,065 ÷ 2,766,226 shares of common stock issued and outstanding)	$8.78

Class C
Net asset value, offering price and redemption price per share ($9,605,212 ÷ 1,093,531 shares of common stock issued and outstanding)	$8.78

Class R
Net asset value, offering price and redemption price per share ($2,007 ÷ 227 shares of common stock issued and outstanding)	$8.84

Class Z
Net asset value, offering price and redemption price per share ($869,590 ÷ 98,361 shares of common stock issued and outstanding)	$8.84

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	25

JennisonDryden Moderate Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2009 (Unaudited)

Assets
Affiliated investments, at value (cost $108,362,782)	$85,225,622
Receivable for Fund shares sold	350,902
Dividends receivable	5,322
Prepaid expenses	1,343

Total assets	85,583,189

Liabilities
Payable for Fund shares reacquired	230,845
Accrued expenses	72,151
Distribution fee payable	44,596
Affiliated transfer agent fee payable	18,387
Management fee payable	13,922
Deferred directors’ fees	752

Total liabilities	380,653

Net Assets	$85,202,536

Net assets were comprised of:
Common stock, at par	$10,544
Paid-in capital in excess of par	120,029,513

120,040,057
Undistributed net investment income	82,205
Accumulated net realized loss on investment transactions	(11,782,566)
Net unrealized depreciation on investments	(23,137,160)

Net assets, March 31, 2009	$85,202,536

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($38,975,636 ÷ 4,816,123 shares of common stock issued and outstanding)	$8.09
Maximum sales charge (5.50% of offering price)	.47

Maximum offering price to public	$8.56

Class B
Net asset value, offering price and redemption price per share ($33,938,055 ÷ 4,205,180 shares of common stock issued and outstanding)	$8.07

Class C
Net asset value, offering price and redemption price per share ($10,862,078 ÷ 1,346,338 shares of common stock issued and outstanding)	$8.07

Class R
Net asset value, offering price and redemption price per share ($1,715 ÷ 212.3 shares of common stock issued and outstanding)	$8.08

Class Z
Net asset value, offering price and redemption price per share ($1,425,052 ÷ 176,130 shares of common stock issued and outstanding)	$8.09

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	27

JennisonDryden Growth Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2009 (Unaudited)

Assets
Affiliated investments, at value (cost $67,626,471)	$44,988,143
Receivable for Fund shares sold	79,459
Due from Manager	13,465
Dividends receivable	13,262
Prepaid expenses	913

Total assets	45,095,242

Liabilities
Payable for Fund shares reacquired	113,109
Accrued expenses	63,323
Distribution fee payable	24,731
Affiliated transfer agent fee payable	17,019
Deferred directors’ fees	748

Total liabilities	218,930

Net Assets	$44,876,312

Net assets were comprised of:
Common stock, at par	$5,856
Paid-in capital in excess of par	72,810,909

72,816,765
Undistributed net investment income	534,050
Accumulated net realized loss on investment transactions	(5,836,175)
Net unrealized depreciation on investments	(22,638,328)

Net assets, March 31, 2009	$44,876,312

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($18,648,677 ÷ 2,412,079 shares of common stock issued and outstanding)	$7.73
Maximum sales charge (5.50% of offering price)	.45

Maximum offering price to public	$8.18

Class B
Net asset value, offering price and redemption price per share ($20,430,917 ÷ 2,684,146 shares of common stock issued and outstanding)	$7.61

Class C
Net asset value, offering price and redemption price per share ($5,507,485 ÷ 722,827 shares of common stock issued and outstanding)	$7.62

Class R
Net asset value, offering price and redemption price per share ($1,446 ÷ 187.2 shares of common stock issued and outstanding)	$7.72

Class Z
Net asset value, offering price and redemption price per share ($287,787 ÷ 37,063 shares of common stock issued and outstanding)	$7.76

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	29

JennisonDryden Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$1,167,715

Expenses
Management fee	55,742
Distribution fee—Class A	30,930
Distribution fee—Class B	104,401
Distribution fee—Class C	46,309
Distribution fee—Class R	5
Registration fees	37,000
Custodian’s fees and expenses	28,000
Transfer agent’s fees and expenses (including affiliated expense of $16,000) (Note 3)	24,000
Audit fee	10,000
Reports to shareholders	10,000
Legal fees and expenses	8,000
Directors’ fees	6,000
Interest expense (Note 8)	28
Miscellaneous	7,185

Total expenses	367,600
Less: Expense subsidy (Note 2)	(46,413)

Net expenses	321,187

Net investment income	846,528

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(6,957,195)
Net capital gain distributions received	518,895

(6,438,300)
Net change in unrealized appreciation (depreciation) on investments	(1,193,218)

Net loss on investments	(7,631,518)

Net Decrease In Net Assets Resulting From Operations	$(6,784,990)

See Notes to Financial Statements.

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JennisonDryden Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$1,616,818

Expenses
Management fee	87,662
Distribution fee—Class A	50,762
Distribution fee—Class B	166,917
Distribution fee—Class C	60,040
Distribution fee—Class R	4
Transfer agent’s fees and expenses (including affiliated expense of $32,800) (Note 3)	61,000
Registration fees	42,000
Custodian’s fees and expenses	27,000
Reports to shareholders	12,000
Audit fee	10,000
Directors’ fees	6,000
Legal fees and expenses	6,000
Insurance	600
Interest expense (Note 8)	72
Miscellaneous	5,444

Total expenses	535,501
Less: Expense subsidy (Note 2)	(38,414)

Net expenses	497,087

Net investment income	1,119,731

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(11,458,518)
Net capital gain distributions received	1,124,007

(10,334,511)
Net change in unrealized depreciation on investments	(12,432,370)

Net loss on investments	(22,766,881)

Net Decrease In Net Assets Resulting From Operations	$(21,647,150)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	31

JennisonDryden Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2009 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$813,136

Expenses
Management fee	47,089
Distribution fee—Class A	24,467
Distribution fee—Class B	106,124
Distribution fee—Class C	29,898
Distribution fee—Class R	4
Transfer agent’s fees and expenses (including affiliated expense of $24,400) (Note 3)	64,000
Registration fees	37,000
Custodian’s fees and expenses	29,000
Reports to shareholders	15,000
Audit fee	10,000
Legal fees and expenses	7,000
Directors’ fees	6,000
Insurance	400
Interest expense (Note 8)	16
Miscellaneous	5,171

Total expenses	381,169
Less: Expense subsidy (Note 2)	(102,830)

Net expenses	278,339

Net investment income	534,797

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(5,579,299)
Net capital gain distributions received	741,552

(4,837,747)
Net change in unrealized depreciation on investments	(13,531,238)

Net loss on investments	(18,368,985)

Net Decrease In Net Assets Resulting From Operations	$(17,834,188)

See Notes to Financial Statements.

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JennisonDryden Conservative Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$846,528	$1,008,297
Net realized loss on investment transactions	(6,957,195)	(487,526)
Net capital gain distributions received	518,895	1,037,858
Net change in unrealized appreciation (depreciation) on investments	(1,193,218)	(7,402,921)

Net decrease in net assets resulting from operations	(6,784,990)	(5,844,292)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(437,516)	(758,318)
Class B	(280,420)	(330,993)
Class C	(129,390)	(161,709)
Class R	(32)	(72)
Class Z	(16,350)	(15,659)

	(863,708)	(1,266,751)

Distributions from net realized gains
Class A	(400,626)	(322,637)
Class B	(334,561)	(181,593)
Class C	(158,164)	(91,272)
Class R	(32)	(35)
Class Z	(13,712)	(5,535)

	(907,095)	(601,072)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,630,916	37,342,492
Net asset value of shares issued in reinvestment of dividends and distributions	1,635,285	1,783,302
Cost of shares reacquired	(12,123,851)	(13,228,208)

Net increase in net assets from Fund share transactions	10,142,350	25,897,586

Total increase	1,586,557	18,185,471

Net Assets
Beginning of period	58,013,863	39,828,392

End of period(a)	$59,600,420	$58,013,863

(a) Includes undistributed net investment income of:	$213,862	$231,042

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	33

JennisonDryden Moderate Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,119,731	$1,253,837
Net realized loss on investment transactions	(11,458,518)	(813,229)
Net capital gain distributions received	1,124,007	3,669,073
Net change in unrealized depreciation on investments	(12,432,370)	(25,467,095)

Net decrease in net assets resulting from operations	(21,647,150)	(21,357,414)

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(795,756)	(1,176,934)
Class B	(361,875)	(717,674)
Class C	(131,390)	(270,750)
Class R	(33)	(56)
Class Z	(38,114)	(55,881)

	(1,327,168)	(2,221,295)

Distributions from net realized gains
Class A	(1,434,244)	(1,267,671)
Class B	(1,185,237)	(1,037,365)
Class C	(430,337)	(391,357)
Class R	(61)	(67)
Class Z	(59,233)	(54,669)

	(3,109,112)	(2,751,129)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,649,540	49,791,477
Net asset value of shares issued in reinvestment of dividends and distributions	4,266,870	4,748,109
Cost of shares reacquired	(17,102,545)	(21,823,977)

Net increase in net assets from Fund share transactions	1,813,865	32,715,609

Total increase (decrease)	(24,269,565)	6,385,771

Net Assets
Beginning of period	109,472,101	103,086,330

End of period(a)	$85,202,536	$109,472,101

(a) Includes undistributed net investment income of:	$82,205	$289,642

See Notes to Financial Statements.

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JennisonDryden Growth Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2009	Year Ended September 30, 2008
Decrease In Net Assets
Operations
Net investment income	$534,797	$124,550
Net realized loss on investment transactions	(5,579,299)	(1,271,976)
Net capital gain distributions received	741,552	2,910,701
Net change in unrealized depreciation on investments	(13,531,238)	(20,662,936)

Net decrease in net assets resulting from operations	(17,834,188)	(18,899,661)

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	—	(582,981)
Class B	—	(446,835)
Class C	—	(134,941)
Class R	—	(44)
Class Z	—	(9,676)

	—	(1,174,477)

Distributions from net realized gains
Class A	(580,165)	(564,519)
Class B	(630,895)	(622,569)
Class C	(179,866)	(188,012)
Class R	(44)	(53)
Class Z	(9,080)	(8,492)

	(1,400,050)	(1,383,645)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,843,664	31,212,084
Net asset value of shares issued in reinvestment of dividends and distributions	1,358,693	2,478,962
Cost of shares reacquired	(6,502,999)	(13,273,961)

Net increase in net assets from Fund share transactions	699,358	20,417,085

Total decrease	(18,534,880)	(1,040,698)

Net Assets
Beginning of period	63,411,192	64,451,890

End of period(a)	$44,876,312	$63,411,192

(a) Includes undistributed net investment income of:	$534,050	$—

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	35

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Jennison Equity Opportunity Fund, Jennison Growth Fund, and Dryden Active Allocation Fund which are diversified funds and JennisonDryden Conservative Allocation Fund (“Conservative Allocation Fund”), JennisonDryden Moderate Allocation Fund (“Moderate Allocation Fund”) and JennisonDryden Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as “Asset Allocation Funds”). The inception date of the Asset Allocation Funds was March 30, 2004.

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Asset Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the JennisonDryden mutual fund family (each, an underlying fund). Each Fund in the Asset Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Asset Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Asset Allocation Funds in the preparation of their financial statements.

Securities Valuation: Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Short-term debt investments maturing within sixty days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market value.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on an accrual basis and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund and annually by the Moderate Allocation Fund and the Growth Allocation Fund. Each Asset Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Asset Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Asset Allocation Funds with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Asset

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited) continued

Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Asset Allocation Funds. PI pays for the services of QMA, the compensation of officers of the Asset Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Asset Allocation Funds. The Asset Allocation Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20 of 1% of each of the Asset Allocation Funds’ daily average net assets.

The Asset Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Asset Allocation Funds. The Asset Allocation Funds compensate PIMS for distributing and servicing the Asset Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Asset Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Asset Allocation Funds compensate PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares and .50 of 1% of the average daily net assets of the Class R shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Asset Allocation Funds to .50 of 1% of each Asset Allocation Funds’ average daily net assets.

PIMS has advised the Asset Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2009. These amounts were approximately as follows:

Fund	Class A
Conservative Allocation Fund	$78,000
Moderate Allocation Fund	93,200
Growth Allocation Fund	74,600

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From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Asset Allocation Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders for the six months ended March 31, 2009. These amounts were approximately as follows:

Fund	Class B	Class C
Conservative Allocation Fund	$127,700	$6,500
Moderate Allocation Fund	132,700	4,000
Growth Allocation Fund	58,800	700

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

The Asset Allocation Funds pay networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended March 31, 2009, the Conservative Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund incurred approximately $10,200, $17,700 and $15,500, respectively, in total networking fees, of which approximately $7,100, $14,700 and $12,700 respectively, was paid to First Clearing. The Growth Allocation Fund also paid $200 to Wachovia during the six months ended March 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Asset Allocation Funds invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments, for the six months ended March 31, 2009 were as follows:

Fund	Purchases	Sales
Conservative Allocation Fund	$27,839,086	$17,995,000
Moderate Allocation Fund	30,054,593	30,750,000
Growth Allocation Fund	9,893,898	9,300,000

Note 5. Tax Information

The United States federal income tax basis and net unrealized depreciation of the Asset Allocation Funds’ investments as of March 31, 2009 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
Conservative Allocation Fund	$71,391,020	$164,629	$(12,748,169)	$(12,583,540)
Moderate Allocation Fund	118,054,316	192,596	(33,021,290)	(32,828,694)
Growth Allocation Fund	71,620,410	—	(26,632,267)	(26,632,267)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Asset Allocation Funds’ financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Company offers Class A, Class B, Class C, Class R and Class Z shares. There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series and five classes, designated Class A, Class B,

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Class C, Class R and Class Z. Each class of par value shares represents an interest in the same assets of the Company and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or services fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares have a conversion feature and (5) Class R and Class Z shares are offered exclusively for sale to a limited group of investors. As of March 31, 2009, Prudential owned 227, 212, and 187 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2009:
Shares sold	511,449	$4,558,546
Shares issued in reinvestment of dividends and distributions	90,816	802,178
Shares reacquired	(512,228)	(4,510,938)

Net increase (decrease) in shares outstanding before conversion	90,037	849,786
Shares issued upon conversion from Class B	31,397	276,280

Net increase (decrease) in shares outstanding	121,434	$1,126,066

Year ended September 30, 2008:
Shares sold	1,446,474	$16,377,328
Shares issued in reinvestment of dividends and distributions	90,759	1,040,310
Shares reacquired	(664,479)	(7,420,232)

Net increase (decrease) in shares outstanding before conversion	872,754	9,997,406
Shares issued upon conversion from Class B	88,290	993,594

Net increase (decrease) in shares outstanding	961,044	$10,991,000

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended March 31, 2009:
Shares sold	1,336,976	$11,888,905
Shares issued in reinvestment of dividends and distributions	67,504	594,156
Shares reacquired	(595,331)	(5,264,152)

Net increase (decrease) in shares outstanding before conversion	809,149	7,218,909
Shares reacquired upon conversion into Class A	(31,491)	(276,280)

Net increase (decrease) in shares outstanding	777,658	$6,942,629

Year ended September 30, 2008:
Shares sold	1,251,118	$13,893,433
Shares issued in reinvestment of dividends and distributions	42,849	491,275
Shares reacquired	(313,455)	(3,493,881)

Net increase (decrease) in shares outstanding before conversion	980,512	10,890,827
Shares reacquired upon conversion into Class A	(88,527)	(993,594)

Net increase (decrease) in shares outstanding	891,985	$9,897,233

Class C
Six months ended March 31, 2009:
Shares sold	442,991	$3,998,696
Shares issued in reinvestment of dividends and distributions	24,007	211,415
Shares reacquired	(240,216)	(2,130,791)

Net increase (decrease) in shares outstanding	226,782	$2,079,320

Year ended September 30, 2008:
Shares sold	550,288	$6,142,787
Shares issued in reinvestment of dividends and distributions	20,137	230,853
Shares reacquired	(190,064)	(2,130,856)

Net increase (decrease) in shares outstanding	380,361	$4,242,784

Class R
Six months ended March 31, 2009:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	6	55
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	6	$55

Year ended September 30, 2008:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

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Class Z	Shares	Amount
Six months ended March 31, 2009:
Shares sold	21,306	$184,769
Shares issued in reinvestment of dividends and distributions	3,100	27,481
Shares reacquired	(24,997)	(217,970)

Net increase (decrease) in shares outstanding	(591)	$(5,720)

Year ended September 30, 2008:
Shares sold	85,489	$928,944
Shares issued in reinvestment of dividends and distributions	1,820	20,864
Shares reacquired	(16,565)	(183,239)

Net increase (decrease) in shares outstanding	70,744	$766,569

Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2009:
Shares sold	547,444	$4,690,243
Shares issued in reinvestment of dividends and distributions	265,903	2,172,431
Shares reacquired	(932,301)	(7,906,632)

Net increase (decrease) in shares outstanding before conversion	(118,954)	(1,043,958)
Shares issued upon conversion from Class B	68,259	554,541

Net increase (decrease) in shares outstanding	(50,695)	$(489,417)

Year ended September 30, 2008:
Shares sold	1,838,062	$22,696,461
Shares issued in reinvestment of dividends and distributions	186,853	2,361,824
Shares reacquired	(771,216)	(9,297,913)

Net increase (decrease) in shares outstanding before conversion	1,253,699	15,760,372
Shares issued upon conversion from Class B	116,938	1,433,251

Net increase (decrease) in shares outstanding	1,370,637	$17,193,623

Class B
Six months ended March 31, 2009:
Shares sold	999,268	$8,347,822
Shares issued in reinvestment of dividends and distributions	186,745	1,523,837
Shares reacquired	(732,892)	(6,121,407)

Net increase (decrease) in shares outstanding before conversion	453,121	3,750,252
Shares reacquired upon conversion into Class A	(68,602)	(554,541)

Net increase (decrease) in shares outstanding	384,519	$3,195,711

Year ended September 30, 2008:
Shares sold	1,470,558	$17,677,537
Shares issued in reinvestment of dividends and distributions	136,163	1,717,014
Shares reacquired	(686,244)	(8,236,826)

Net increase (decrease) in shares outstanding before conversion	920,477	11,157,725
Shares reacquired upon conversion into Class A	(117,660)	(1,433,251)

Net increase (decrease) in shares outstanding	802,817	$9,724,474

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2009:
Shares sold	164,116	$1,385,736
Shares issued in reinvestment of dividends and distributions	59,057	481,904
Shares reacquired	(300,069)	(2,434,589)

Net increase (decrease) in shares outstanding	(76,896)	$(566,949)

Year ended September 30, 2008:
Shares sold	631,151	$7,768,414
Shares issued in reinvestment of dividends and distributions	44,343	558,721
Shares reacquired	(277,929)	(3,298,671)

Net increase (decrease) in shares outstanding	397,565	$5,028,464

Class R
Six months ended March 31, 2009:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	11.5	94
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	11.5	$94

Year ended September 30, 2008:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Class Z
Six months ended March 31, 2009:
Shares sold	25,102	$225,739
Shares issued in reinvestment of dividends and distributions	10,858	88,604
Shares reacquired	(74,546)	(639,917)

Net increase (decrease) in shares outstanding	(38,586)	$(325,574)

Year ended September 30, 2008:
Shares sold	135,100	$1,649,065
Shares issued in reinvestment of dividends and distributions	8,746	110,550
Shares reacquired	(85,719)	(990,567)

Net increase (decrease) in shares outstanding	58,127	$769,048

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Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2009:
Shares sold	282,823	$2,308,212
Shares issued in reinvestment of dividends and distributions	71,570	571,125
Shares reacquired	(363,718)	(2,960,287)

Net increase (decrease) in shares outstanding before conversion	(9,325)	(80,950)
Shares issued upon conversion from Class B	21,911	170,109

Net increase (decrease) in shares outstanding	12,586	$89,159

Year ended September 30, 2008:
Shares sold	986,097	$13,430,182
Shares issued in reinvestment of dividends and distributions	79,779	1,124,892
Shares reacquired	(440,772)	(5,779,772)

Net increase (decrease) in shares outstanding before conversion	625,104	8,775,302
Shares issued upon conversion from Class B	48,701	633,461

Net increase (decrease) in shares outstanding	673,805	$9,408,763

Class B
Six months ended March 31, 2009:
Shares sold	341,712	$2,756,793
Shares issued in reinvestment of dividends and distributions	79,024	622,708
Shares reacquired	(309,548)	(2,462,938)

Net increase (decrease) in shares outstanding before conversion	111,188	916,563
Shares reacquired upon conversion into Class A	(22,227)	(170,109)

Net increase (decrease) in shares outstanding	88,961	$746,454

Year ended September 30, 2008:
Shares sold	1,035,431	$13,814,707
Shares issued in reinvestment of dividends and distributions	74,823	1,049,014
Shares reacquired	(420,389)	(5,458,228)

Net increase (decrease) in shares outstanding before conversion	689,865	9,405,493
Shares reacquired upon conversion into Class A	(49,147)	(633,461)

Net increase (decrease) in shares outstanding	640,718	$8,772,032

Class C
Six months ended March 31, 2009:
Shares sold	91,186	$774,741
Shares issued in reinvestment of dividends and distributions	19,987	157,496
Shares reacquired	(132,717)	(1,047,625)

Net increase (decrease) in shares outstanding	(21,544)	$(115,388)

Year ended September 30, 2008:
Shares sold	278,170	$3,721,843
Shares issued in reinvestment of dividends and distributions	20,511	287,347
Shares reacquired	(146,870)	(1,937,392)

Net increase (decrease) in shares outstanding	151,811	$2,071,798

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended March 31, 2009:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	6	44
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	6	$44

Year ended September 30, 2008:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Class Z
Six months ended March 31, 2009:
Shares sold	469	$3,918
Shares issued in reinvestment of dividends and distributions	914	7,320
Shares reacquired	(3,848)	(32,149)

Net increase (decrease) in shares outstanding	(2,465)	$(20,911)

Year ended September 30, 2008:
Shares sold	18,150	$245,352
Shares issued in reinvestment of dividends and distributions	1,255	17,709
Shares reacquired	(7,673)	(98,569)

Net increase (decrease) in shares outstanding	11,732	$164,492

Note 7. New Accounting Pronouncements

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim

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periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

Note 8. Borrowings and Overdrafts

The Asset Allocation Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Asset Allocation Funds did not utilize the line of credit during the six months ended March 31, 2009.

During the six months ended March 31, 2009, the Asset Allocation Funds paid interest to the custodian for temporary overdrawn balances as follows:

Fund	Number of Days	Approximate Average Balance Outstanding	Weighted Average Interest Rates
Conservative Allocation Fund	12	$26,200	3.20%
Moderate Allocation Fund	14	28,100	3.15%
Growth Allocation Fund	3	65,100	3.00%

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	47

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.28

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	(1.31)

Total from investment operations	(1.16)

Less Dividends and Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains	(.15)

Total dividends and distributions	(.31)

Net asset value, end of period	$8.81

Total Return(c):	(11.31)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,834
Average net assets (000)	$24,812
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)
Net investment income	3.45	%(f)
Portfolio turnover rate	32	%(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class A shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .92%, 1.00%, 1.33%, 1.08%, 1.20% and 6.16% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .67%, .75%, 1.08%, .83%, .95% and 5.91% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 3.28%, 2.13%, 1.82%, 1.95%, 1.49% and (5.25)% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,				March 30, 2004(b) through September 30, 2004
2008(a)	2007(a)	2006	2005(a)

$11.91	$11.21	$10.78	$10.01	$10.00

.27	.28	.25	.20	.05
(1.38)	.81	.46	.78	(.04)

(1.11)	1.09	.71	.98	.01

(.36)	(.27)	(.24)	(.21)	—
(.16)	(.12)	(.04)	—	—

(.52)	(.39)	(.28)	(.21)	—

$10.28	$11.91	$11.21	$10.78	$10.01

(9.75)%	9.89%	6.71%	9.92%	.10%

$27,730	$20,683	$11,278	$5,929	$2,548
$26,310	$16,051	$8,611	$4,136	$1,535

.75%	.76%	.77%	.75%	.75	%(f)
.50%	.51%	.52%	.50%	.50	%(f)
2.38%	2.39%	2.26%	1.89%	1.69	%(f)
24%	22%	18%	11%	3	%(g)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	49

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.25

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	(1.30)

Total from investment operations	(1.19)

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	(.15)

Total dividends and distributions	(.28)

Net asset value, end of period	$8.78

Total Return(c):	(11.68)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,290
Average net assets (000)	$20,938
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	2.65	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class B shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.67%, 1.75%, 2.08%, 1.83%, 1.95% and 6.91% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .67%, .75%, 1.08%, .83%, .95% and 5.91% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 2.48%, 1.36%, 1.10%, 1.21%, .71% and (6.02)% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,				March 30, 2004(b) through September 30, 2004
2008(a)	2007(a)	2006	2005(a)

$11.88	$11.18	$10.75	$9.97	$10.00

.18	.19	.16	.12	.03
(1.37)	.81	.47	.78	(.06)

(1.19)	1.00	.63	.90	(.03)

(.28)	(.18)	(.16)	(.12)	—
(.16)	(.12)	(.04)	—	—

(.44)	(.30)	(.20)	(.12)	—

$10.25	$11.88	$11.18	$10.75	$9.97

(10.42)%	9.09%	5.91%	9.11%	(.30)%

$20,376	$13,027	$9,950	$8,241	$5,234
$15,543	$11,421	$9,007	$7,032	$3,253

1.50%	1.51%	1.52%	1.50%	1.50	%(e)
.50%	.51%	.52%	.50%	.50	%(e)
1.61%	1.67%	1.52%	1.18%	.93	%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	51

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.25

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	(1.31)

Total from investment operations	(1.19)

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	(.15)

Total dividends and distributions	(.28)

Net asset value, end of period	$8.78

Total Return(c):	(11.68)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,605
Average net assets (000)	$9,288
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	2.76	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class C shares.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.67%, 1.75%, 2.08%, 1.83%, 1.95% and 6.91% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .67%, .75%, 1.08%, .83%, .95% and 5.91% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 2.59%, 1.37%, 1.08%, 1.21%, .69% and (6.02)% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,				March 30, 2004(b) through September 30, 2004
2008(a)	2007(a)	2006	2005(a)

$11.88	$11.18	$10.75	$9.97	$10.00

.18	.19	.16	.12	.03
(1.37)	.81	.47	.78	(.06)

(1.19)	1.00	.63	.90	(.03)

(.28)	(.18)	(.16)	(.12)	—
(.16)	(.12)	(.04)	—	—

(.44)	(.30)	(.20)	(.12)	—

$10.25	$11.88	$11.18	$10.75	$9.97

(10.42)%	9.09%	5.91%	9.11%	(.30)%

$8,884	$5,779	$2,955	$1,879	$1,281
$7,240	$4,039	$2,093	$1,737	$983

1.50%	1.51%	1.52%	1.50%	1.50	%(e)
.50%	.51%	.52%	.50%	.50	%(e)
1.62%	1.65%	1.53%	1.17%	.91	%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	53

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.31

Income (loss) from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	(1.31)

Total from investment operations	(1.17)

Less Dividends and Distributions:
Dividends from net investment income	(.15)
Distributions from net realized gains	(.15)

Total dividends and distributions	(.30)

Net asset value, end of period	$8.84

Total Return(c):	(11.43)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2
Average net assets (000)	$2
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)
Net investment income	3.20	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class R shares.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.17%, 1.25% and 1.58% for the six months ended March 31, 2009, the year ended September 30, 2008 and the period ended September 30, 2007, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .67%, .75% and 1.08% for the six months ended March 31, 2009, the year ended September 30, 2008 and the period ended September 30, 2007, respectively. The net investment income/(loss) ratios would have been 3.03%, 1.87% and 1.33% for the six months ended March 31, 2009, the year ended September 30, 2008 and the period ended September 30, 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended September 30, 2008(a)	January 12, 2007(b) through September 30, 2007(a)

$11.91	$11.33

.32	.16
(1.43)	.50

(1.11)	.66

(.33)	(.08)
(.16)	—

(.49)	(.08)

$10.31	$11.91

(9.75)%	5.86%

$2	$3
$3	$3

1.00%	1.01	%(f)
.50%	.51	%(f)
2.12%	1.90	%(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	55

JennisonDryden Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.32

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	(1.33)

Total from investment operations	(1.16)

Less Dividends and Distributions:
Dividends from net investment income	(.17)
Distributions from net realized gains	(.15)

Total dividends and distributions	(.32)

Net asset value, end of period	$8.84

Total Return(c):	(11.24)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$870
Average net assets (000)	$856
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	3.68	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Inception date of Class Z shares.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .67%, .75%, 1.08%, .83%, .95% and 5.91% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and services (12b-1) fees would have been .67%, .75%, 1.08%, .83%, .95% and 5.91% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 3.51%, 2.28%, 2.02%, 2.29%, 1.63% and (5.00)% for the six months ended March 31, 2009, the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended September 30,				March 30, 2004(b) through September 30, 2004
2008(a)	2007(a)	2006	2005(a)

$11.95	$11.25	$10.80	$10.03	$10.00

.27	.30	.27	.24	.09
(1.36)	.82	.49	.77	(.06)

(1.09)	1.12	.76	1.01	.03

(.38)	(.30)	(.27)	(.24)	—
(.16)	(.12)	(.04)	—	—

(.54)	(.42)	(.31)	(.24)	—

$10.32	$11.95	$11.25	$10.80	$10.03

(9.51)%	10.14%	7.05%	10.18%	.30%

$1,021	$337	$129	$42	$342
$579	$196	$50	$311	$312

.50%	.51%	.52%	.50%	.50	%(e)
.50%	.51%	.52%	.50%	.50	%(e)
2.53%	2.59%	2.60%	2.27%	1.90	%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	57

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.64

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	(2.21)

Total from investment operations	(2.08)

Less Dividends and Distributions:
Dividends from net investment income	(.17)
Distributions from net realized gains	(.30)

Total dividends and distributions	(.47)

Net asset value, end of period	$8.09

Total Return(c):	(19.56)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38,976
Average net assets (000)	$40,723
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)(g)
Net investment income	2.95	%(f)(g)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	33	%(h)

(a)	Inception date of Class A shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .84% for the six months ended March 31, 2009 and .87%, .79%, .88% and 2.61% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been ..59% for the six months ended March 31, 2009 and .62%, .54%, .63% and 2.36% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 2.86% for the six months ended March 31, 2009 and 1.25%, 1.06%, .95% and (1.07)% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

Class A
Year Ended September 30,							March 30, 2004(a) through September 30, 2004(b)
2008(b)	2007		2006		2005

$13.44	$12.18		$11.34		$10.03		$10.00

.18	.18		.14		.13		.04
(2.34)	1.45		.85		1.34		(.01)

(2.16)	1.63		.99		1.47		.03

(.31)	(.21)		(.11)		(.16)		—
(.33)	(.16)		(.04)		—		—

(.64)	(.37)		(.15)		(.16)		—

$10.64	$13.44		$12.18		$11.34		$10.03

(16.80)%	13.60%		8.91%		14.77%		.30%

$51,802	$46,978		$30,263		$19,532		$9,863
$52,040	$37,930		$24,284		$14,172		$5,632

.75%	.76	%(f)	.76	%(f)	.75	%(f)	.75	%(f)(g)
.50%	.51	%(f)	.51	%(f)	.50	%(f)	.50	%(f)(g)
1.49%	1.36	%(f)	1.09	%(f)	1.08	%(f)	.74	%(f)(g)

23%	21%		10%		5%		6	%(h)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	59

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.56

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(2.19)

Total from investment operations	(2.10)

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	(.30)

Total dividends and distributions	(.39)

Net asset value, end of period	$8.07

Total Return(d):	(19.86)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$33,938
Average net assets (000)	$33,477
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.50	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)(g)
Net investment income	2.17	%(f)(g)

(a)	Inception date of Class B shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.59% for the six months ended March 31, 2009 and 1.62%, 1.54%, 1.63% and 3.36% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .59% for the six months ended March 31, 2009 and .62%, .54%, .63% and 2.36% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 2.08% for the six months ended March 31, 2009 and .53%, .32%, .20% and (1.84)% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively.
(g)	Annualized.
(h)	Less than .005%.

See Notes to Financial Statements.

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Class B
Year Ended September 30,							March 30, 2004(a) through September 30, 2004(b)
2008(b)	2007		2006		2005

$13.36	$12.13		$11.34		$9.99		$10.00

.09	.09		.05		.04		—	(c)
(2.33)	1.43		.85		1.35		(.01)

(2.24)	1.52		.90		1.39		(.01)

(.23)	(.13)		(.07)		(.04)		—
(.33)	(.16)		(.04)		—		—

(.56)	(.29)		(.11)		(.04)		—

$10.56	$13.36		$12.13		$11.34		$9.99

(17.42)%	12.69%		8.17%		13.95%		(.10)%

$40,355	$40,308		$31,077		$24,146		$13,124
$41,167	$35,794		$27,760		$19,913		$7,614

1.50%	1.51	%(f)	1.51	%(f)	1.50	%(f)	1.50	%(f)(g)
.50%	.51	%(f)	.51	%(f)	.50	%(f)	.50	%(f)(g)
.77%	.64	%(f)	.35	%(f)	.33	%(f)	—	(f)(g)(h)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	61

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.56

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	(2.19)

Total from investment operations	(2.10)

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	(.30)

Total dividends and distributions	(.39)

Net asset value, end of period	$8.07

Total Return(d):	(19.86)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,862
Average net assets (000)	$12,042
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.50	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)(g)
Net investment income (loss)	2.21	%(f)(g)

(a)	Inception date of Class C shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.59% for the six months ended March 31, 2009 and 1.62%, 1.54%, 1.63% and 3.36% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .59% for the six months ended March 31, 2009 and .62%, .54%, .63% and 2.36% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 2.12% for the six months ended March 31, 2009 and .50%, .30%, .21% and (2.02)% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively.
(g)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended September 30,							March 30, 2004(a) through September 30, 2004(b)
2008(b)	2007		2006		2005

$13.35	$12.12		$11.34		$9.99		$10.00

.09	.09		.05		.04		—	(c)
(2.32)	1.43		.84		1.35		(.01)

(2.23)	1.52		.89		1.39		(.01)

(.23)	(.13)		(.07)		(.04)		—
(.33)	(.16)		(.04)		—		—

(.56)	(.29)		(.11)		(.04)		—

$10.56	$13.35		$12.12		$11.34		$9.99

(17.35)%	12.70%		7.80%		14.05%		(.10)%

$15,024	$13,690		$8,509		$4,989		$3,250
$15,886	$11,212		$6,768		$4,321		$2,407

1.50%	1.51	%(f)	1.51	%(f)	1.50	%(f)	1.50	%(f)(g)
.50%	.51	%(f)	.51	%(f)	.50	%(f)	.50	%(f)(g)
.74%	.61	%(f)	.33	%(f)	.35	%(f)	(.02	)%(f)(g)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	63

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.63

Income (loss) from investment operations:
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	(2.20)

Total from investment operations	(2.09)

Less Dividends and Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains	(.30)

Total dividends and distributions	(.46)

Net asset value, end of period	$8.08

Total Return(c):	(19.64)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2
Average net assets (000)	$2
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)(g)
Net investment income	2.69	%(f)(g)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 1.09% for the six months ended March 31, 2009 and 1.12% for the period ended September 30, 2007. The expense ratios excluding distribution and service (12b-1) fees would been .59% for the six months ended March 31, 2009 and .62% for the period ended September 30, 2007. The net investment income ratio would have been 2.60% for the six months ended March 31, 2009 and .67% for the period ended September 30, 2007
(g)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended September 30, 2008(b)	January 12, 2007(a) through September 30, 2007

$13.42	$12.45

.17	.07
(2.35)	.90

(2.18)	.97

(.28)	—
(.33)	—

(.61)	—

$10.63	$13.42

(16.93)%	7.79%

$2	$3
$2	$3

1.00%	1.01	%(f)(g)
.50%	.51	%(f)(g)
1.41%	.73	%(f)(g)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	65

JennisonDryden Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.66

Income (loss) from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	(2.23)

Total from investment operations	(2.07)

Less Dividends and Distributions:
Dividends from net investment income	(.20)
Distributions from net realized gains	(.30)

Total dividends and distributions	(.50)

Net asset value, end of period	$8.09

Total Return(c):	(19.45)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,425
Average net assets (000)	$1,664
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)(f)
Net investment income	3.21	%(e)(f)

(a)	Inception date of Class Z shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .59% for the six months ended March 31, 2009 and .62%, .54%, .63% and 2.36% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been ..59% for the six months ended March 31, 2009 and .62%, .54%, .63% and 2.36% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 3.12% for the six months ended March 31, 2009 and 1.55%, 1.23%, 1.28% and (1.17)% for the years ended September 30, 2007, 2006, 2005 and the period ended September 30, 2004, respectively.
(f)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended September 30,							March 30, 2004(a) through September 30, 2004(b)
2008(b)	2007		2006		2005

$13.46	$12.19		$11.36		$10.04		$10.00

.20	.20		.17		.18		.05
(2.33)	1.46		.82		1.33		(.01)

(2.13)	1.66		.99		1.51		.04

(.34)	(.23)		(.12)		(.19)		—
(.33)	(.16)		(.04)		—		—

(.67)	(.39)		(.16)		(.19)		—

$10.66	$13.46		$12.19		$11.36		$10.04

(16.57)%	13.86%		8.83%		15.18%		.40%

$2,290	$2,108		$1,580		$513		$580
$2,675	$1,826		$1,268		$600		$497

.50%	.51	%(e)	.51	%(e)	.50	%(e)	.50	%(e)(f)
.50%	.51	%(e)	.51	%(e)	.50	%(e)	.50	%(e)(f)
1.62%	1.66	%(e)	1.26	%(e)	1.43	%(e)	.97	%(e)(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	67

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04

Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	(3.18)

Total from investment operations	(3.07)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.24)

Total dividends and distributions	(.24)

Net asset value, end of period	$7.73

Total Return(c):	(27.86)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,649
Average net assets (000)	$19,628
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)
Net investment income (loss)	2.71	%(f)
Portfolio turnover rate	19	%(g)

(a)	Inception date of Class A shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns include the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.19%, .94%, 1.23%, .96%, 1.20% and 4.82% for the six months ended March 31, 2009, and for the years ended September, 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and service fees would have been .94%, .69%, .98%, .71%, .95%, and 4.57% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005, and the period ended September 30, 2004, respectively. The net investment income/(loss) ratios would have been 2.27% .42%, (.25)%, (.27)%, (.47)% and (4.51)% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended September 30,				March 30, 2004(a)(b) through September 30, 2004
2008(b)	2007(b)	2006	2005

$15.08	$13.15	$11.99	$10.01	$10.00

.08	.03	.01	.01	(.02)
(3.53)	2.18	1.24	2.00	.03

(3.45)	2.21	1.25	2.01	.01

(.30)	(.15)	(.08)	(.03)	—
(.29)	(.13)	(.01)	—	—

(.59)	(.28)	(.09)	(.03)	—

$11.04	$15.08	$13.15	$11.99	$10.01

(23.72)%	17.01%	10.61%	20.02%	.10%

$26,501	$26,015	$13,666	$7,573	$3,421
$28,816	$19,510	$10,479	$5,125	$2,226

.76%	.76%	.77%	.75%	.75	%(f)
.51%	.51%	.52%	.50%	.50	%(f)
.60%	.22%	(.08)%	(.02)%	(.40	)%(f)
22%	16%	8%	6%	6	%(g)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	69

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.92

Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	(3.15)

Total from investment operations	(3.07)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.24)

Total dividends and distributions	(.24)

Net asset value, end of period	$7.61

Total Return(c):	(28.17)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,431
Average net assets (000)	$21,284
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income (loss)	1.94	%(e)

(a)	Inception date of Class B shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns include the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.94%, 1.69%, 1.98%, 1.71%, 1.95% and 5.57% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005, and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and service fees would have been .94%, .69%, .98%, .71%, .95%, and 4.57% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005, and the period ended September 30, 2004, respectively . The net investment income/(loss) ratios would have been 1.50%, (.31)%, (.95)%, (.99)%, (1.25)% and (5.09)% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended September 30,				March 30, 2004(a)(b) through September 30, 2004
2008(b)	2007(b)	2006	2005

$14.93	$13.05	$11.90	$9.98	$10.00

(.02)	(.07)	(.08)	(.07)	(.06)
(3.49)	2.15	1.24	1.99	.04

(3.51)	2.08	1.16	1.92	(.02)

(.21)	(.07)	—	—	—
(.29)	(.13)	(.01)	—	—

(.50)	(.20)	(.01)	—	—

$10.92	$14.93	$13.05	$11.90	$9.98

(24.26)%	16.09%	9.95%	19.04%	(.20)%

$28,335	$29,171	$19,062	$13,552	$6,585
$31,100	$23,884	$16,203	$10,343	$3,987

1.51%	1.51%	1.52%	1.50%	1.50	%(e)
.51%	.51%	.52%	.50%	.50	%(e)
(.13)%	(.48)%	(.80)%	(.80)%	(1.15	)%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	71

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.93

Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	(3.15)

Total from investment operations	(3.07)

Less Dividends and Distributions:
Dividends from net investment income
Distributions from net realized gains	(.24)

Total dividends and distributions	(.24)

Net asset value, end of period	$7.62

Total Return(c):	(28.14)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,507
Average net assets (000)	$5,997
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income (loss)	1.98	%(e)

(a)	Inception date of Class C shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns include the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.94%, 1.69%, 1.98%, 1.71%, 1.95% and 5.57% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and service fees would have been .94%, .69%, .98%, .71%, .95%, and 4.57% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005, and the period ended September 30, 2004, respectively . The net investment income/(loss) ratios would have been 1.54%, (.29)%, (.96)%, (1.02)%, (1.22)% and (5.46)% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

72	Visit our website at www.jennisondryden.com

Class C
Year Ended September 30,				March 30, 2004(a)(b) through September 30, 2004
2008(b)	2007(b)	2006	2005

$14.92	$13.04	$11.91	$9.98	$10.00

(.02)	(.07)	(.07)	(.07)	(.06)
(3.47)	2.15	1.21	2.00	.04

(3.49)	2.08	1.14	1.93	(.02)

(.21)	(.07)	—	—	—
(.29)	(.13)	(.01)	—	—

(.50)	(.20)	(.01)	—	—

$10.93	$14.92	$13.04	$11.91	$9.98

(24.13)%	16.10%	9.68%	19.24%	(.20)%

$8,135	$8,843	$5,411	$2,746	$1,711
$9,082	$7,282	$3,860	$2,268	$1,282

1.51%	1.51%	1.52%	1.50%	1.50	%(e)
.51%	.51%	.52%	.50%	.50	%(e)
(.11)%	(.49)%	(.83)%	(.74)%	(1.14	)%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	73

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04

Income (loss) from investment operations
Net investment income (loss)	.10
Net realized and unrealized gain (loss) on investment transactions	(3.18)

Total from investment operations	(3.08)

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized gains	(.24)

Total dividends and distributions	(.24)

Net asset value, end of period	$7.72

Total Return(c):	(27.95)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Average net assets (000)	$2
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00	%(f)
Expenses, excluding distribution and service (12b-1) fees	.50	%(f)
Net investment income (loss)	2.48	%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns include the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.44%, 1.19% and 1.48% for the six months ended March 31, 2009, for the year ended September 30, 2008 and the period ended September 30, 2007, respectively. The expense ratios excluding distribution and serve fees would have been .94%, .69%, and .98% for the six months ended March 31, 2009, for the year ended September 30, 2008, and the period ended September 30, 2007, respectively. The net investment income/(loss) ratios would have been 2.04%, .31%, and (1.01)% for the six months ended March 31, 2009, for the year ended September 30, 2008, and the period ended September 30, 2007 respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fee to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

74	Visit our website at www.jennisondryden.com

Class R
Year Ended September 30, 2008(b)	January 12, 2007(a)(b) through September 30, 2007

$15.04	$13.76

.07	(.06)
(3.54)	1.34

(3.47)	1.28

(.24)	—
(.29)	—

(.53)	—

$11.04	$15.04

(23.84)%	9.30%

$2	$3
$2	$3

1.01%	1.01	%(f)
.51%	.51	%(f)
.49%	(.59	)%(f)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	75

JennisonDryden Growth Allocation Fund

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended March 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.08

Income (loss) from investment operations:
Net investment income (loss)	.12
Net realized and unrealized gain (loss) on investment transactions	(3.20)

Total from investment operations	(3.08)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.24)

Total dividends and distributions	(.24)

Net asset value, end of period	$7.76

Total Return(c):	(27.85)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$288
Average net assets (000)	$310
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income (loss)	2.94	%(e)

(a)	Inception date of Class Z shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns include the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .94%, .69%, .98%, .71%, .95% and 4.57% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007 2006, 2005 and the period ended September 30, 2004, respectively. The expense ratios excluding distribution and service fees would have been .94%, .69%, .98%, .71%, .95%, and 4.57% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005, and the period ended September 30, 2004, respectively . The net investment income/(loss) ratios would have been 2.50%,.70%, .19%, (.12)%, (.19)%, and (4.67)% for the six months ended March 31, 2009, and for the years ended September 30, 2008, 2007, 2006, 2005 and the period ended September 30, 2004, respectively. Does not include expenses of the investment companies in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

76	Visit our website at www.jennisondryden.com

Class Z
Year Ended September 30,				March 30, 2004(a)(b) through September 30, 2004
2008(b)	2007(b)	2006	2005

$15.11	$13.18	$12.02	$10.03	$10.00

.12	.10	.02	.04	(.01)
(3.53)	2.14	1.27	2.00	.04

(3.41)	2.24	1.29	2.04	.03

(.33)	(.18)	(.12)	(.05)	—
(.29)	(.13)	(.01)	—	—

(.62)	(.31)	(.13)	(.05)	—

$11.08	$15.11	$13.18	$12.02	$10.03

(23.44)%	17.23%	10.77%	20.40%	.30%

$438	$420	$560	$443	$279
$426	$500	$662	$329	$237

.51%	.51%	.52%	.50%	.50	%(e)
.51%	.51%	.52%	.50%	.50	%(e)
.88%	.67%	.07%	.28%	(.14	)%(e)

See Notes to Financial Statements.

The Prudential Investment Portfolios, Inc./JennisonDryden Asset Allocation Funds	77

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of each of the JennisonDryden Asset Allocation Funds carefully before investing. The prospectus for the JennisonDryden Asset Allocation Funds contains this and other information about the JennisonDryden Asset Allocation Funds. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, JennisonDryden Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under The Prudential Investment Portfolios, Inc. name. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

JennisonDryden Asset Allocation Funds
	Class A		Class B		Class C		Class R		Class Z
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Conservative Allocation	JDUAX	74437E750	JDABX	74437E743	JDACX	74437E735	JDARX	74437E628	JDAZX	74437E784
Moderate Allocation	JDTAX	74437E727	JDMBX	74437E719	JDMCX	74437E693	JMARX	74437E610	JDMZX	74437E776
Growth Allocation	JDAAX	74437E685	JDGBX	74437E677	JDGCX	74437E669	JGARX	74437E594	JDGZX	74437E768

MF194E2    IFS-A164382    Ed. 05/2009

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.